UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 81102628

Fidelity Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Michigan Municipal
Income Fund

September 30, 2012

1.807731.108

MIR-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.4%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
(Guam Pub. School Facilities Proj.) Series 2006 A, 5% 10/1/16	$ 1,045,000	$ 1,110,574
Series 2006 A, 5% 10/1/23	1,000,000	1,009,720
		2,120,294
Michigan - 94.7%
Algonac Cmnty. Schools Series 2008, 5.25% 5/1/28 (FSA Insured)	1,575,000	1,773,812
Allegan Pub. School District Series 2008:
5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,570,000	1,674,201
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545,000	1,755,228
Ann Arbor Bldg. Auth. Series 2005 A:
5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,538,897
5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,577,232
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity)	2,033,000	2,485,363
Ann Arbor Pub. School District 5% 5/1/28	2,900,000	3,508,565
Bay City Gen. Oblig. Series 1991, 0% 6/1/15 (AMBAC Insured)	1,725,000	1,611,254
Brighton Area School District Livingston County Series II, 0% 5/1/15 (AMBAC Insured)	10,000,000	9,531,500
Caledonia Cmnty. Schools Counties of Kent, Allegan and Barry Series 2003:
5.25% 5/1/17	1,370,000	1,405,716
5.25% 5/1/18	1,100,000	1,129,062
Carman-Ainsworth Cmnty. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,000,000	1,097,770
5% 5/1/17 (FSA Insured)	2,065,000	2,258,057
Carrier Creek Drainage District #326 Series 2005:
5% 6/1/16 (AMBAC Insured)	1,620,000	1,782,972
5% 6/1/25 (AMBAC Insured)	1,775,000	1,909,882
Charles Stewart Mott Cmnty. College Series 2005, 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,828,464
Charter Township of Commerce Gen. Oblig. Series 2009 B, 5.125% 12/1/38	970,000	1,073,053
Chelsea School District Series 2008:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,720,000	1,877,586
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,957,254
Clarkston Cmnty. Schools Series 2008:
5% 5/1/15 (FSA Insured)	1,905,000	2,084,108
5% 5/1/16 (FSA Insured)	1,855,000	2,081,700
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Comstock Park Pub. Schools Series 2005, 5% 5/1/16 (FSA Insured)	$ 1,000,000	$ 1,087,100
Detroit City School District:
Series 2003 B, 5% 5/1/24 (Pre-Refunded to 5/1/13 @ 100)	5,000,000	5,136,750
Series 2003, 5.25% 5/1/15 (Pre-Refunded to 5/1/13 @ 100)	3,085,000	3,173,817
Series 2005 A, 5.25% 5/1/30	5,000,000	6,038,350
Detroit Gen. Oblig.:
Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,000,000	1,999,800
Series 2004, 5% 4/1/15 (AMBAC Insured)	3,800,000	3,737,224
Series 2005 B, 5% 4/1/13 (FSA Insured)	1,830,000	1,853,424
Series 2005 C, 5% 4/1/13 (FSA Insured)	1,995,000	2,020,536
Detroit School District Series 2012 A, 5% 5/1/24	5,000,000	5,840,600
Detroit Swr. Disp. Rev.:
Series 1998, 5.5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,436,466
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,700,000	3,163,563
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	2,600,000	3,284,008
Series 2003, 5% 7/1/32 (FSA Insured)	535,000	538,889
Series 2006:
5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085,000	1,151,131
5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,800,000	7,908,342
Series A, 0% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,730,000	6,402,518
Detroit Wtr. Supply Sys. Rev.:
Series 1993, 6.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,340,000	6,895,511
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,058,800
Series 2004:
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,401,200
5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,098,050
5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,191,600
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,035,000	6,411,041
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Wtr. Supply Sys. Rev.: - continued
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	$ 2,800,000	$ 3,115,140
Series 2006 B, 7% 7/1/36 (FSA Insured)	2,700,000	3,277,611
Series 2006, 5% 7/1/33 (FSA Insured)	5,000,000	5,250,050
Detroit/Wayne Co. Stadium Auth. Series 2012:
5% 10/1/21 (FSA Insured)	1,000,000	1,125,570
5% 10/1/22 (FSA Insured)	1,000,000	1,122,000
DeWitt Pub. Schools Gen. Oblig. Series 2008:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,619,211
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,799,566
Dexter Cmnty. Schools (School Bldg. and Site Proj.) Series 1998, 5.1% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,151,420
Durand Area Schools Gen. Oblig. Series 2006:
5% 5/1/27 (FSA Insured)	1,225,000	1,334,429
5% 5/1/28 (FSA Insured)	1,250,000	1,359,425
5% 5/1/29 (FSA Insured)	1,275,000	1,383,413
East Grand Rapids Pub. School District Gen. Oblig. Series 2004:
5% 5/1/16 (FSA Insured)	1,425,000	1,528,227
5% 5/1/17 (FSA Insured)	1,985,000	2,128,793
East Lansing School District Gen. Oblig. Series 2005, 5% 5/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,530,000	3,805,834
Farmington Pub. School District Gen. Oblig. Series 2005, 5% 5/1/18 (FSA Insured)	4,500,000	4,992,210
Fenton Area Pub. Schools Gen. Oblig. Series 2005, 5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,775,000	1,898,025
Ferris State Univ. Rev. Series 2005:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255,000	1,335,621
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,320,000	1,399,174
Fraser Pub. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,055,000	1,151,374
5% 5/1/17 (FSA Insured)	1,615,000	1,761,254
Garden City School District:
Series 2005:
5% 5/1/14 (FSA Insured)	1,210,000	1,290,901
5% 5/1/17 (FSA Insured)	1,390,000	1,507,761
Series 2006, 5% 5/1/19 (FSA Insured)	1,205,000	1,322,632
Genesee County Gen. Oblig. Series 2005:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,355,000	1,472,668
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Genesee County Gen. Oblig. Series 2005: - continued
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,505,000	$ 1,627,341
Gibraltar School District Series 2005:
5% 5/1/16 (FSA Insured)	1,230,000	1,335,177
5% 5/1/17 (FSA Insured)	1,230,000	1,333,886
Grand Ledge Pub. Schools District (School Bldg. & Site Proj.) Series 2007:
5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,303,439
5% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,437,358
5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300,000	4,690,182
Grand Rapids Cmnty. College Series 2008:
5% 5/1/17 (FSA Insured)	1,315,000	1,524,190
5% 5/1/19 (FSA Insured)	1,315,000	1,541,916
Grand Rapids San. Swr. Sys. Rev.:
Series 2004, 5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,583,825
Series 2005:
5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,119,010
5.125% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,180,620
Series 2008, 5% 1/1/38	3,320,000	3,606,250
Series 2010, 5% 1/1/28	3,000,000	3,814,260
Series 2012, 5% 1/1/37 (a)	1,250,000	1,435,725
Grand Rapids Wtr. Supply Sys. Series 2005, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,455,600
Grand Traverse County Hosp. Series 2011 A, 5.375% 7/1/35	2,000,000	2,235,540
Grand Valley Michigan State Univ. Rev.:
Series 2007, 5% 12/1/19 (AMBAC Insured)	500,000	572,665
Series 2008, 5% 12/1/33 (FSA Insured)	5,000,000	5,457,000
Series 2009, 5.625% 12/1/29	2,400,000	2,697,600
Grosse Ile Township School District Unltd. Tax Gen. Oblig. Series 2006:
5% 5/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	2,099,858
5% 5/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	2,081,333
Harper Creek Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
4.75% 5/1/27 (FSA Insured)	500,000	554,100
5.25% 5/1/21 (FSA Insured)	2,000,000	2,347,180
5.25% 5/1/24 (FSA Insured)	2,100,000	2,421,342
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Haslett Pub. Schools Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,100,000	$ 1,203,136
Hudsonville Pub. Schools:
Series 2005, 5% 5/1/16 (FSA Insured)	1,000,000	1,099,920
5.25% 5/1/41	1,750,000	1,984,903
Huron Valley School District Series 2003, 5.25% 5/1/16	2,450,000	2,518,943
Ingham, Eaton and Clinton Counties Lansing School District 5% 5/1/22	1,730,000	2,097,954
Jackson County Hosp. Fin. Auth. Hosp. Rev. (Allegiance Health Proj.) Series 2010 A, 5% 6/1/37 (FSA Insured)	2,250,000	2,429,438
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. (Bronson Methodist Hosp. Proj.) Series 2003 B, 5.25% 5/15/14 (FSA Insured)	1,200,000	1,283,784
Kalamazoo Pub. Schools Series 2006:
5% 5/1/17 (FSA Insured)	3,165,000	3,595,662
5.25% 5/1/16 (FSA Insured)	1,500,000	1,718,355
Kent County Arpt. Rev. (Gerald R. Ford Int'l. Arpt. Proj.) Series 2007, 5% 1/1/37	4,180,000	4,562,930
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	3,025,000	3,893,599
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.):
Series 2011 A, 5.5% 11/15/25	5,000,000	5,950,850
Series 2011 C, 5% 1/15/42	5,000,000	5,465,400
Kentwood Pub. Schools Series 2012:
4% 5/1/21	1,000,000	1,158,620
4% 5/1/22	1,000,000	1,153,740
L'Anse Creuse Pub. Schools:
Series 2005, 5% 5/1/24 (FSA Insured)	1,350,000	1,476,576
Series 2012:
5% 5/1/22	1,500,000	1,829,280
5% 5/1/23	1,500,000	1,811,025
Lansing Board Wtr. & Lt. Rev. 5.5% 7/1/41	5,000,000	5,895,950
Lansing Cmnty. College:
5% 5/1/23	1,135,000	1,401,464
5% 5/1/25	1,540,000	1,877,814
Lapeer Cmnty. Schools Series 2007:
5% 5/1/19 (FSA Insured)	1,350,000	1,558,872
5% 5/1/20 (FSA Insured)	1,425,000	1,630,927
5% 5/1/22 (FSA Insured)	1,395,000	1,573,951
Lenawee Co. Hosp. Fin. Auth. Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 B, 6% 11/15/35	3,000,000	3,568,050
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Lincoln Consolidated School District Series 2008:
5% 5/1/14 (FSA Insured)	$ 1,460,000	$ 1,561,193
5% 5/1/16 (FSA Insured)	1,425,000	1,608,725
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2008 I, 6% 10/15/38	5,000,000	5,774,400
Series 1, 5.25% 10/15/16 (FSA Insured)	5,000,000	5,249,800
Series 2009 I, 5.25% 10/15/25 (Assured Guaranty Corp. Insured)	2,000,000	2,373,960
Series IA 5.375% 10/15/41	3,000,000	3,477,720
Series IA, 5.5% 10/15/45	10,000,000	11,663,792
Michigan Fin. Auth. Rev.:
(Trinity Health Sys. Proj.):
Series 2010 A, 5% 12/1/27	1,100,000	1,277,166
Series 2011 MI, 5% 12/1/39	7,000,000	7,729,890
Series 2012 B, 5% 7/1/22	2,600,000	2,978,144
Series 2012:
5% 11/15/24	425,000	493,846
5% 11/15/25	1,000,000	1,154,480
5% 11/1/26	5,000,000	5,673,100
5% 11/15/26	800,000	918,368
5% 11/15/36	2,700,000	2,939,139
5% 11/15/42	4,500,000	4,894,650
Michigan Gen. Oblig.:
(Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	1,335,000	1,341,288
Series 2007, 5.25% 9/15/21 (FSA Insured)	5,000,000	5,719,050
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F, 5% 11/15/23	7,500,000	8,667,675
(Crittenton Hosp. Proj.) Series 2002:
5.5% 3/1/13	455,000	460,665
5.5% 3/1/14	1,300,000	1,316,029
5.5% 3/1/15	1,985,000	2,009,475
(Henry Ford Health Sys. Proj.):
Series 2006 A:
5% 11/15/12	1,485,000	1,492,173
5% 11/15/14	1,000,000	1,071,550
5% 11/15/17	1,000,000	1,125,980
Series 2009, 5.25% 11/15/24	3,000,000	3,358,140
(McLaren Health Care Corp. Proj.):
Series 2008 A:
5.25% 5/15/15	1,615,000	1,786,949
5.75% 5/15/38	6,880,000	7,756,237
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(McLaren Health Care Corp. Proj.):
Series 2012 A:
5% 6/1/24	$ 2,765,000	$ 3,193,105
5% 6/1/25	2,895,000	3,319,812
(MidMichigan Obligated Group Proj.):
Series 2002 A, 5.5% 4/15/18 (AMBAC Insured)	2,000,000	2,005,100
Series 2009 A, 6.125% 6/1/39	3,740,000	4,318,615
(Oakwood Hosp. Proj.) Series 2007, 5% 7/15/17	1,000,000	1,147,990
(Sisters of Mercy Health Corp. Proj.) Series 1993, 5.375% 8/15/14 (Escrowed to Maturity)	125,000	126,553
(Sparrow Hosp. Obligated Group Proj.) Series 2007:
5% 11/15/17	535,000	624,586
5% 11/15/18	1,725,000	1,992,720
5% 11/15/19	1,000,000	1,143,630
5% 11/15/20	2,000,000	2,259,200
5% 11/15/31	5,000,000	5,372,600
(Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	5,000,000	6,109,650
5% 12/1/26	3,725,000	4,165,779
5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100)	830,000	981,359
5.375% 12/1/30 (Pre-Refunded to 12/1/12 @ 100)	1,000,000	1,008,380
5.375% 12/1/30 (Pre-Refunded to 12/1/12 @ 100)	95,000	95,796
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Proj.) Series 2004, 5% 10/1/26	4,925,000	5,274,527
(Local Govt. Ln. Prog.):
Series 2007, 5% 12/1/21 (AMBAC Insured)	1,155,000	1,179,948
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	1,477,733
(State Clean Wtr. Revolving Fund Proj.) Series 2006, 5% 10/1/27	4,225,000	4,769,941
Series 2002, 5.375% 10/1/19 (Pre-Refunded to 10/1/12 @ 100)	2,005,000	2,005,000
Series 2005, 5% 10/1/23	385,000	460,872
Series 2009, 5% 10/1/26	5,000,000	5,895,900
Series C, 0% 6/15/15 (FSA Insured)	3,000,000	2,878,290
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Cadillac Place Office Bldg. Proj.) Series 2011, 5.25% 10/15/26	3,585,000	4,130,207
(Detroit Edison Co. Proj.) Series BB, 7% 5/1/21 (AMBAC Insured)	8,520,000	11,163,245
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Assured Guaranty Corp. Insured)	1,875,000	2,213,119
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Trunk Line Fund Rev.:
Series 1998 A, 5.5% 11/1/16	$ 3,000,000	$ 3,581,880
Series 2005, 5.5% 11/1/20 (FSA Insured)	2,500,000	3,253,625
Series 2006, 5.25% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,714,550
Series 2011, 5% 11/15/36	2,000,000	2,275,860
North Kent Swr. Auth. Wtr. & Swr. Rev. Series 2006:
5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	420,000	483,869
5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	490,000	560,095
5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645,000	1,858,669
5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,290,000	1,449,418
Northview Pub. Schools District Series 2008, 5% 5/1/21 (FSA Insured)	1,070,000	1,223,417
Northville Pub. Schools Series 2005:
5% 5/1/15 (FSA Insured)	1,525,000	1,683,539
5% 5/1/16 (FSA Insured)	1,475,000	1,613,680
5% 5/1/17 (FSA Insured)	3,675,000	3,959,886
Oakland Univ. Rev. Series 2012:
5% 3/1/24	1,170,000	1,383,759
5% 3/1/25	1,225,000	1,436,619
5% 3/1/26	1,290,000	1,502,450
5% 3/1/37	4,000,000	4,406,640
Okemos Pub. School District Series 1993, 0% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,688,287
Olivet Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5.25% 5/1/23 (FSA Insured)	1,010,000	1,161,126
5.25% 5/1/27 (FSA Insured)	1,135,000	1,288,940
Ottawa County Wtr. Supply Sys. Rev. Series 2010:
4.5% 5/1/33	2,680,000	3,032,072
5% 5/1/37	1,100,000	1,253,703
Petoskey Pub. School District Series 2005:
5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,430,000	1,529,113
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,287,988
Plainwell Cmnty. School District:
(School Bldg. & Site Proj.):
Series 2002, 5.5% 5/1/14	1,000,000	1,004,140
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Plainwell Cmnty. School District: - continued
(School Bldg. & Site Proj.):
Series 2008:
5% 5/1/23 (Assured Guaranty Corp. Insured)	$ 1,885,000	$ 2,133,085
5% 5/1/28 (Assured Guaranty Corp. Insured)	1,000,000	1,118,880
Series 2005:
5% 5/1/15 (FSA Insured)	1,030,000	1,134,854
5% 5/1/16 (FSA Insured)	1,025,000	1,125,768
Plymouth-Canton Cmnty. School District Series 2008, 5% 5/1/20 (FSA Insured)	5,000,000	5,796,500
Portage Pub. Schools Series 2008, 5% 5/1/22 (FSA Insured)	4,300,000	4,851,604
Ravenna Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) Series 2008:
5% 5/1/31 (FSA Insured)	2,080,000	2,294,406
5% 5/1/38 (FSA Insured)	1,000,000	1,078,540
Riverview Cmnty. School District Series 2004:
5% 5/1/14	630,000	673,665
5% 5/1/15	955,000	1,015,108
5% 5/1/17	1,000,000	1,063,590
5% 5/1/18	1,000,000	1,061,480
Rochester Cmnty. School District:
4% 5/1/19	1,375,000	1,558,191
5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,762,492
Rockford Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) 5% 5/1/30 (FSA Insured)	3,975,000	4,412,767
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V:
8% 9/1/29	1,775,000	2,253,487
8.25% 9/1/39	3,425,000	4,409,379
Saginaw Hosp. Fin. Auth. Hosp. Rev. (Covenant Med. Ctr., Inc.) Series 2010 H, 5% 7/1/30	5,000,000	5,323,000
Saint Clair County Gen. Oblig.:
Series 2004:
5% 4/1/17 (AMBAC Insured)	1,380,000	1,466,567
5% 4/1/19 (AMBAC Insured)	1,475,000	1,561,170
5% 4/1/26	1,495,000	1,744,471
Shepherd Pub. Schools Series 2008, 5% 5/1/17 (FSA Insured)	1,025,000	1,189,543
South Haven Gen. Oblig. Series 2009:
4.875% 12/1/28 (Assured Guaranty Corp. Insured)	2,500,000	2,872,875
5.125% 12/1/33 (Assured Guaranty Corp. Insured)	1,000,000	1,148,480
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
South Redford School District Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,125,000	$ 1,256,963
Three Rivers Cmnty. Schools Series 2008:
5% 5/1/14 (FSA Insured)	1,765,000	1,887,332
5% 5/1/16 (FSA Insured)	1,750,000	1,969,083
Troy School District:
Series 2006:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,098,310
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,130,800
5% 5/1/15	2,135,000	2,264,168
Univ. of Michigan Univ. Rev. Series 2010 C, 5% 4/1/26	6,085,000	7,302,791
Utica Cmnty. Schools:
Series 2004, 5% 5/1/17 (Pre-Refunded to 11/1/13 @ 100)	3,000,000	3,153,930
Series 2007:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,104,770
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,280,460
Waverly Cmnty. School District Series 2005, 5% 5/1/17 (FSA Insured)	3,090,000	3,427,150
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,003,950
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2012 A:
5% 12/1/24	2,875,000	3,356,103
5% 12/1/25	5,120,000	5,937,971
Series 2011 A, 5% 12/1/21 (c)	5,000,000	5,679,800
Series 2012 A, 5% 12/1/23	2,300,000	2,702,431
West Ottawa Pub. School District Series 2012 A:
5% 5/1/25	4,310,000	5,003,522
5% 5/1/26	2,000,000	2,313,600
Western Michigan Univ. Rev.:
Series 2005, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,435,000	5,681,314
Series 2008, 5% 11/15/20 (FSA Insured)	5,280,000	6,132,667
Williamston Cmnty. Schools Gen. Oblig. Series 2005, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,110,470
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/17 (FSA Insured)	$ 1,875,000	$ 2,073,994
Wyoming Sewage Disp. Sys. Rev. Series 2005, 5% 6/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,291,040
Zeeland Pub. Schools:
Series 2004, 5.25% 5/1/16 (Pre-Refunded to 5/1/14 @ 100)	1,050,000	1,131,575
Series 2005:
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,035,000	2,232,334
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	186,257
		650,682,498
Puerto Rico - 2.0%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2012 A, 5.5% 7/1/39	1,700,000	1,754,196
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,136,050
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (b)	2,000,000	2,160,520
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,000,000	2,374,320
0% 8/1/47 (AMBAC Insured)	1,000,000	139,790
Series 2009 A:
6% 8/1/42	4,000,000	4,445,840
6.5% 8/1/44	1,500,000	1,740,480
		13,751,196
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	$ 1,500,000	$ 1,678,560
Series 2009 B, 5% 10/1/25	1,200,000	1,318,620
		2,997,180
TOTAL INVESTMENT PORTFOLIO - 97.4% (Cost $620,323,180)	669,551,168
NET OTHER ASSETS (LIABILITIES) - 2.6%	17,555,800
NET ASSETS - 100%	$ 687,106,968
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $620,270,766. Net unrealized appreciation aggregated $49,280,402, of which $49,580,595 related to appreciated investment securities and $300,193 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Minnesota
Municipal Income Fund

September 30, 2012

1.807736.108

MNF-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.7%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,500,000	$ 1,514,580
Minnesota - 93.5%
Alexandria Independent School District #206 Gen. Oblig. (Minnesota School District Cr. Enhancement Prog.) Series 2008 A, 5% 2/1/17 (FSA Insured)	1,000,000	1,178,760
Breckenridge Gen. Oblig. (Catholic Health Initiatives Proj.) Series 2004 A, 5% 5/1/30	4,575,000	4,776,849
Burnsville-Eagan-Savage Independent School District #191 Gen. Oblig. (Minnesota School Distric Cr. Enhancement Prog.) Series 2007 A, 5% 2/1/17 (FSA Insured)	525,000	617,867
Cambridge Independent School District #911 Gen. Oblig. (Minnesota School District Prog.) Series 2005 C, 5% 4/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	1,276,212
Chaska Elec. Rev. (Generating Facilities Proj.) Series 2005 A:
5.25% 10/1/20	2,000,000	2,182,520
5.25% 10/1/25	1,955,000	2,112,710
Chaska Independent School District #112 Gen. Oblig.:
(Cr. Enhancement Prog.) Series 2012 A:
5% 2/1/19	4,090,000	5,039,862
5% 2/1/22	4,975,000	6,350,986
(School Bldg. Proj.) Series 2007 A, 5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	886,530
Series 2009 A:
4% 2/1/16	1,000,000	1,114,660
5% 2/1/17	1,000,000	1,182,040
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B:
4% 3/1/16	1,445,000	1,524,634
4% 3/1/17	1,495,000	1,602,954
4% 3/1/18	1,235,000	1,327,539
5% 3/1/30	2,770,000	2,832,353
Elk River Independent School District #728:
Series 2002 A:
5% 2/1/16 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100)	3,000,000	3,044,940
5.25% 2/1/18 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100)	3,600,000	3,656,880
Series 2004 A, 5% 2/1/17 (FGIC Insured) (Pre-Refunded to 8/1/14 @ 100)	1,000,000	1,078,710
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Elk River Independent School District #728: - continued
Series 2006 A, 5% 2/1/19 (FSA Insured)	$ 3,500,000	$ 3,974,320
Hennepin County Gen. Oblig. Series 2010 E, 5% 12/15/20	4,945,000	6,256,859
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2007 A, 5% 12/15/24	1,000,000	1,172,250
Lake Superior Independent School District #381 Series 2002 A:
5% 4/1/15 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100)	1,970,000	2,014,522
5% 4/1/16 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100)	2,065,000	2,111,669
5% 4/1/17 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100)	2,165,000	2,213,929
5% 4/1/18 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100)	1,260,000	1,288,476
Lakeville Independent School District #194 Series 2002 A, 5% 2/1/22 (FGIC Insured) (Pre-Refunded to 2/1/13 @ 100)	1,000,000	1,014,980
Maple Grove Health Care Sys. Rev. (Maple Grove Hosp. Corp. Proj.) Series 2007:
5% 5/1/16	1,000,000	1,107,450
5.25% 5/1/24	1,500,000	1,618,005
5.25% 5/1/25	2,000,000	2,148,560
5.25% 5/1/28	3,720,000	3,947,776
Metropolitan Council Gen. Oblig. Rev. (Wastewtr. Proj.) Series 2008 C, 5% 3/1/21	5,000,000	5,760,050
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Children's Health Care Proj.):
Series 1995 B, 5% 8/15/25 (FSA Insured)	3,000,000	3,518,490
Series 2010 A, 5.25% 8/15/25	1,000,000	1,144,530
(Children's Hospitals and Clinics Proj.) Series 2004 A1, 5% 8/15/34 (FSA Insured)	500,000	565,105
(HealthPartners Obligated Group Proj.) Series 2003:
5.875% 12/1/29	800,000	827,600
6% 12/1/19	2,815,000	2,978,045
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2005 A:
5% 1/1/15 (AMBAC Insured)	2,000,000	2,176,160
5% 1/1/35 (AMBAC Insured)	8,500,000	8,837,790
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.: - continued
Series 2005 C, 5% 1/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,090,000	$ 2,185,534
Series 2007 A, 5% 1/1/21	5,000,000	5,620,350
Series 2007 B, 5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,298,320
Series 2008 A:
5% 1/1/13 (c)	655,000	662,316
5% 1/1/14 (c)	3,000,000	3,163,380
Series 2010 D, 5% 1/1/17 (c)	4,155,000	4,726,894
Series B, 5% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,830,000	3,172,515
Minneapolis Gen. Oblig. Series 2009:
4% 12/1/20	2,800,000	3,098,032
4% 12/1/21	2,330,000	2,563,093
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.):
Series 2005 D, 5% 11/15/34 (AMBAC Insured)	5,120,000	5,353,933
Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	3,500,000	4,276,055
Minneapolis Spl. School District #1 Series 2005 A, 5% 2/1/17 (FSA Insured)	2,000,000	2,120,600
Minnesota 911 Rev.:
(Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/21 (Assured Guaranty Corp. Insured)	2,220,000	2,688,820
5% 6/1/21	2,000,000	2,422,360
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.):
Series 2008 C1:
5% 2/15/16 (Assured Guaranty Corp. Insured)	415,000	467,460
5% 2/15/30 (Assured Guaranty Corp. Insured)	3,750,000	4,215,900
5.25% 2/15/23 (Assured Guaranty Corp. Insured)	1,660,000	1,962,900
5.5% 2/15/25 (Assured Guaranty Corp. Insured)	2,500,000	2,957,375
Series 2008, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,975,000	2,286,023
Minnesota Gen. Oblig.:
Series 2008 A, 5% 6/1/21	3,300,000	3,934,425
Series 2009 A, 5% 12/1/23	15,540,000	19,231,522
Series 2009 H, 5% 11/1/21	4,590,000	5,713,724
Series 2010 A, 5% 8/1/27	5,000,000	6,200,300
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minnesota Gen. Oblig.: - continued
Series 2010 D:
5% 8/1/21	$ 1,000,000	$ 1,260,940
5% 8/1/22	5,000,000	6,279,450
5% 8/1/23	10,000,000	12,533,700
Series 2011 B:
5% 10/1/24	2,500,000	3,123,925
5% 10/1/30	3,000,000	3,665,640
Series 2012 A, 5% 8/1/24	5,000,000	6,347,500
5% 11/1/15	5,135,000	5,646,960
5% 6/1/21	8,585,000	9,903,484
5% 8/1/22	2,600,000	3,110,640
5% 11/1/24 (Pre-Refunded to 11/1/14 @ 100)	9,155,000	10,019,507
5% 11/1/26	4,270,000	4,934,113
Minnesota Higher Ed. Facilities Auth. Rev.:
(College of St. Scholastica, Inc. Proj.) Series Seven-H, 5.25% 12/1/35	1,000,000	1,093,390
(Gustovus Adolphus College Proj.) Series Seven-B:
5% 10/1/22	2,250,000	2,653,155
5% 10/1/23	1,000,000	1,173,520
(Hamline Univ. Proj.) Series Seven-E:
5% 10/1/17	1,565,000	1,778,325
5% 10/1/19	1,000,000	1,149,140
(Macalester College Proj.) Series Six-P:
5% 3/1/21	2,315,000	2,627,757
5% 3/1/22	2,535,000	2,862,522
(St. Olaf College Proj.) Series Six-O, 5% 10/1/15	1,000,000	1,112,380
(Univ. of St. Thomas Proj.):
Series Seven-A, 5% 10/1/39	1,650,000	1,830,444
Series Six-I, 5% 4/1/23	1,000,000	1,109,340
Series Six-X, 5.25% 4/1/39	1,500,000	1,631,700
Series Seven-Q:
5% 10/1/17	495,000	567,280
5% 10/1/18	400,000	462,576
5% 10/1/19	780,000	906,048
5% 10/1/20	1,140,000	1,324,737
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2005, 5.25% 10/1/21	8,450,000	9,252,074
Series 2007, 5.25% 10/1/22	1,000,000	1,141,480
Minnesota Pub. Facilities Auth. Drinking Wtr. Rev. Series 2005 A, 5% 3/1/21	5,060,000	5,576,727
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minnesota State Colleges & Univs. Board of Trustees Rev.:
Series 2005 A, 5% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,465,000	$ 1,666,804
Series 2009 A:
4% 10/1/17	1,445,000	1,664,062
4% 10/1/18	1,490,000	1,739,992
4% 10/1/19	1,550,000	1,808,633
4% 10/1/20	1,580,000	1,828,850
Series 2011 A, 5% 10/1/30	1,495,000	1,799,726
North Saint Paul-Maplewood-Oakdale Independent School District 622 Series 2006 B:
5% 2/1/17 (FSA Insured)	1,525,000	1,806,912
5% 8/1/17 (FSA Insured)	1,575,000	1,830,260
Northeast Metropolitan Intermediate School District #916 Ctfs. of Prtn. Series 2004, 5% 1/1/13	1,000,000	1,009,470
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2009 A, 5% 1/1/16 (Assured Guaranty Corp. Insured)	3,000,000	3,421,380
Series 2010 A1:
5% 1/1/19	3,000,000	3,615,660
5% 1/1/20	2,100,000	2,537,010
Series A, 5% 1/1/18 (Assured Guaranty Corp. Insured)	3,000,000	3,604,770
Northfield Hosp. Rev. Series 2006:
5.375% 11/1/26	1,000,000	1,069,860
5.5% 11/1/16	1,025,000	1,162,217
Owatonna Pub. Utils. Commission Pub. Utils. Rev. Series 2003:
5% 1/1/13 (AMBAC Insured)	800,000	808,680
5% 1/1/15 (AMBAC Insured)	715,000	722,343
Ramsey County Gen. Oblig. Series 2003 A, 5% 2/1/18	1,530,000	1,554,098
Rochester Elec. Util. Rev. Series 2007 C, 5% 12/1/30	2,000,000	2,225,660
Rochester Gen. Oblig. Series 2012 A, 5% 2/1/23	3,150,000	4,021,227
Rochester Health Care Facilities Rev.:
(Mayo Clinic Proj.) Series 2008 E, 5% 11/15/38	4,000,000	4,555,600
(Mayo Foundation Proj.) Series 2006, 5% 11/15/36	2,000,000	2,167,500
Bonds:
(Mayo Clinic Proj.):
Series 2011, 4%, tender 11/15/18 (b)	2,475,000	2,863,501
Series B, 4%, tender 11/15/18 (b)	3,000,000	3,470,910
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Rochester Health Care Facilities Rev.: - continued
(Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (b)	$ 1,100,000	$ 1,325,071
Saint Cloud Health Care Rev. (CentraCare Health Sys. Proj.) Series 2010 A, 5.125% 5/1/30	5,000,000	5,596,600
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Proj.) Series 2005, 5.25% 11/15/14	1,000,000	1,062,570
Saint Paul Independent School District #625:
Series 2002 A:
5% 2/1/17 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100)	220,000	223,296
5% 2/1/18 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100)	395,000	400,917
Series 2004 B, 5% 2/1/17 (FSA Insured) (Pre-Refunded to 2/1/15 @ 100)	1,300,000	1,427,881
Series 2004 C, 5% 2/1/16 (FSA Insured) (Pre-Refunded to 2/1/15 @ 100)	1,025,000	1,125,573
Saint Paul Port Auth. Series 2007-2, 5% 3/1/37	1,500,000	1,654,350
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	2,000,000	2,097,340
(Regions Hosp. Package Proj.) Series 2007-1:
5% 8/1/13	430,000	439,525
5% 8/1/14	455,000	475,352
5% 8/1/15	480,000	509,443
5% 8/1/16	500,000	535,515
Series 2003 11, 5.25% 12/1/20	3,000,000	3,170,550
Series 2003 12:
5.125% 12/1/27	5,000,000	5,257,150
5.25% 12/1/18	3,685,000	3,899,356
Shakopee Health Care Facilities Rev. (Saint Francis Reg'l. Med. Ctr. Proj.) Series 2004, 5.25% 9/1/34	2,520,000	2,569,871
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A:
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,210,000	5,357,057
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,670,000	11,655,168
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,284,700
Series 2002 A:
5.25% 1/1/15 (AMBAC Insured)	1,125,000	1,240,639
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.: - continued
Series 2002 A:
5.25% 1/1/16 (AMBAC Insured)	$ 4,490,000	$ 5,144,193
Series 2009 A:
5% 1/1/13	2,500,000	2,528,925
5% 1/1/14	960,000	1,015,133
5.25% 1/1/30	2,000,000	2,311,080
5.5% 1/1/24	500,000	599,635
Spring Lake Park Independent School District #16:
Series 2004 B:
5% 2/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 2/1/13 @ 100)	2,085,000	2,116,233
5% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 2/1/13 @ 100)	2,230,000	2,263,405
5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 2/1/13 @ 100)	2,400,000	2,435,952
Series 2006 A, 5% 2/1/29 (FSA Insured)	4,000,000	4,366,800
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C:
5.5% 7/1/17	535,000	627,277
5.75% 7/1/30	3,555,000	4,021,061
Series 2009, 5.75% 7/1/39	9,000,000	10,074,690
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(Allina Health Sys. Proj.):
Series 2007 A:
5% 11/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	240,000	267,658
5% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	2,367,834
Series 2009 A1, 5.25% 11/15/29	3,000,000	3,348,090
(Gillette Children's Speciality Healthcare Proj.) 5% 2/1/16	1,460,000	1,524,926
(HealthPartners Oblig. Group Proj.) Series 2006:
5% 5/15/15	250,000	270,888
5% 5/15/16	345,000	379,031
5.25% 5/15/17	590,000	653,814
5.25% 5/15/26	1,000,000	1,066,120
5.25% 5/15/36	1,000,000	1,050,070
(Regions Hosp. Proj.) 5.3% 5/15/28	1,250,000	1,251,075
Series 2009 A2, 5.5% 11/15/24	2,000,000	2,312,660
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Tobacco Securitization Auth. Series 2011 B:
5% 3/1/18	$ 3,025,000	$ 3,448,167
5% 3/1/19	2,600,000	2,992,756
5% 3/1/21	8,000,000	9,258,720
5.25% 3/1/31	6,005,000	6,718,574
Univ. of Minnesota Gen. Oblig.:
Series 2009 A:
5% 4/1/23	200,000	238,520
5.125% 4/1/34	1,000,000	1,151,280
5.25% 4/1/29	1,000,000	1,183,640
Series 2009 C:
5% 12/1/17	1,000,000	1,209,670
5% 12/1/21	1,000,000	1,203,480
Series 2011 D:
5% 12/1/23	1,180,000	1,481,691
5% 12/1/26	1,020,000	1,262,444
5% 12/1/36	1,000,000	1,183,750
Univ. of Minnesota Spl. Purp. Rev.:
(State Supported Biomedical Science Research Facilities Fdg. Prog.) Series 2011 B, 5% 8/1/25	2,095,000	2,616,613
(State Supported Stadium Proj.) Series 2006:
5% 8/1/20	6,625,000	7,682,681
5% 8/1/29	4,000,000	4,531,600
Series 2010 A, 5% 8/1/25	1,800,000	2,201,112
Virginia Hsg. & Redev. Auth. Health Care Facility Lease Rev. Series 2005, 5.25% 10/1/25	440,000	459,800
Watertown Independent School District #111 Series 2005 A, 5% 2/1/22 (FSA Insured) (Pre-Refunded to 2/1/22 @ 100)	1,495,000	1,673,772
Wayzata Independent School District #284 Series 2004 B, 5% 2/1/16 (FSA Insured)	1,005,000	1,113,982
West Saint Paul Independent School District #197 Series 2012 A, 4% 2/1/24	3,530,000	4,105,143
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
Series 1977 A, 6.375% 1/1/16 (Escrowed to Maturity)	630,000	694,247
Series 2003 A, 5% 1/1/30 (Pre-Refunded to 1/1/13 @ 100)	3,000,000	3,035,100
Series 2006 A, 5% 1/1/16 (FSA Insured)	2,000,000	2,262,280
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.: - continued
Series 2012 A:
5% 1/1/26 (a)	$ 5,000,000	$ 6,184,550
5% 1/1/27 (a)	1,750,000	2,150,295
		519,167,323
Puerto Rico - 1.7%
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	1,000,000	1,006,800
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (b)	600,000	648,156
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2009 A, 6% 8/1/42	1,000,000	1,111,460
Series 2011 C:
0% 8/1/37	6,800,000	1,751,000
0% 8/1/38	1,310,000	317,780
0% 8/1/39	19,550,000	4,466,002
		9,301,198
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	1,000,000	1,098,850
TOTAL INVESTMENT PORTFOLIO - 95.7% (Cost $492,179,348)	531,081,951
NET OTHER ASSETS (LIABILITIES) - 4.3%	24,108,195
NET ASSETS - 100%	$ 555,190,146
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $492,179,348. Net unrealized appreciation aggregated $38,902,603, of which $39,041,383 related to appreciated investment securities and $138,780 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal Income Fund

September 30, 2012

1.807726.108

HIY-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.2%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Jefferson County Ltd. Oblig. School Warrants Series 2004 A, 5.5% 1/1/22	$ 5,500	$ 5,510
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	3,000	3,484
		8,994
Arizona - 1.7%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/18 (FSA Insured)	2,670	3,143
5.25% 10/1/20 (FSA Insured)	8,000	9,494
5.25% 10/1/26 (FSA Insured)	2,570	2,994
5.25% 10/1/28 (FSA Insured)	8,345	9,539
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	2,000	2,266
Series 2007 B, 1.119% 1/1/37 (c)	3,000	2,247
Series 2008 D:
5.5% 1/1/38	12,000	13,279
6% 1/1/27	2,600	3,056
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	5,800	6,772
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) Series 2004:
5.25% 9/1/21	2,545	2,729
5.25% 9/1/22	1,000	1,071
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/18 (AMBAC Insured)	1,660	1,874
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/21	1,580	1,776
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Samaritan Health Svcs. Proj.) Series 1990 A, 7% 12/1/16 (Escrowed to Maturity)	2,000	2,310
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	3,600	3,970
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	4,800	5,153
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	12,000	14,599
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2011 C:
5% 7/1/22	1,000	1,230
5% 7/1/23	2,000	2,456
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Swr. Sys. Rev. Series 2011 B, 5% 7/1/22	$ 1,500	$ 1,810
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/21	3,500	3,915
5.5% 12/1/29	7,900	9,031
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	845	934
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39	3,000	3,480
Univ. of Arizona Univ. Revs. Series 2005 A:
5% 6/1/18 (AMBAC Insured)	1,000	1,096
5% 6/1/31 (AMBAC Insured)	2,025	2,146
		112,370
California - 18.7%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	2,800	3,312
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,925	1,968
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	6,350	7,376
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	4,275	3,340
California Dept. of Wtr. Resources:
(Central Valley Proj.):
Series AL:
5% 12/1/19	1,300	1,641
5% 12/1/22	5,875	7,576
Series AM, 5% 12/1/22	6,500	8,146
Series AI:
5% 12/1/16	2,195	2,596
5% 12/1/18	10,315	12,837
5% 12/1/19	1,000	1,262
California Econ. Recovery:
Series 2009 A, 5% 7/1/22	7,500	8,621
Series A, 5% 7/1/18	5,700	6,977
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.) Series 2001 A:
0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,140	1,952
0% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,808
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.) Series 2001 A: - continued
0% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,675	$ 1,425
0% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,490
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	210	211
5% 3/1/19	1,800	2,134
5% 8/1/19	16,310	18,961
5% 8/1/20	5,355	6,179
5% 10/1/22	2,300	2,727
5% 11/1/22	3,100	3,624
5% 12/1/22	6,800	7,967
5% 11/1/24	1,600	1,852
5% 3/1/26	5,100	5,673
5% 6/1/27 (AMBAC Insured)	4,100	4,414
5% 9/1/27	10,500	11,734
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,305	2,319
5% 2/1/31 (Pre-Refunded to 2/1/13 @ 100)	2,195	2,230
5% 9/1/31	22,500	24,813
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,595	5,876
5% 9/1/32	24,995	27,476
5% 9/1/33	19,115	20,952
5% 9/1/35	4,050	4,398
5.125% 11/1/24	4,300	4,525
5.125% 2/1/26	2,500	2,618
5.25% 2/1/16	1,320	1,375
5.25% 2/1/16 (Pre-Refunded to 8/1/13 @ 100)	2,480	2,583
5.25% 2/1/19	165	172
5.25% 2/1/19 (Pre-Refunded to 8/1/13 @ 100)	5,455	5,682
5.25% 2/1/20	40	42
5.25% 2/1/20 (Pre-Refunded to 8/1/13 @ 100)	1,960	2,042
5.25% 9/1/23	24,300	30,134
5.25% 2/1/24	4,000	4,165
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	3,755
5.25% 2/1/28	4,800	4,975
5.25% 11/1/28	4,485	4,697
5.25% 2/1/33 (Pre-Refunded to 2/1/13 @ 100)	16,300	16,573
5.25% 12/1/33	160	168
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 4/1/35	$ 12,000	$ 13,915
5.25% 3/1/38	9,000	9,929
5.25% 11/1/40	3,200	3,683
5.5% 8/1/27	14,700	17,322
5.5% 4/1/28	10	11
5.5% 8/1/29	9,850	11,542
5.5% 4/1/30	5	5
5.5% 11/1/33	39,350	41,091
5.5% 3/1/40	5,900	6,806
5.6% 3/1/36	2,550	3,001
5.75% 4/1/31	5,020	5,917
6% 3/1/33	23,800	29,567
6% 4/1/38	19,600	23,365
6% 11/1/39	10,020	12,087
6.5% 4/1/33	7,900	9,984
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	2,160	2,344
Series 2008 L, 5.125% 7/1/22	3,635	3,945
Series 2009 E, 5.625% 7/1/25	10,000	11,598
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/13	1,000	1,050
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	6,800	7,778
(Stanford Health and Clinics Proj.) Series 2012 A, 5% 8/15/51	10,000	11,049
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	12,500	15,333
Bonds (Catholic Healthcare West Proj.) Series 2009 D, 5%, tender 7/1/14 (c)	5,900	6,301
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	14,000	14,657
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	4,575	4,884
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	6,000	6,604
(Monterey Bay Campus Library Proj.) Series 2009 D, 6.25% 4/1/34	7,280	8,629
(Office of Emergency Svcs. Proj.) Series 2007 A:
5% 3/1/21	3,515	3,903
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Office of Emergency Svcs. Proj.) Series 2007 A:
5% 3/1/22	$ 1,695	$ 1,869
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	2,825	3,385
(Univ. Proj.) Series 2011 B, 5.25% 10/1/26	2,515	2,926
(Various California State Univ. Projs.) Series 1993 A, 5.25% 12/1/13	1,830	1,837
(Various Cap. Projects) Series 2011 A:
5% 10/1/27	10,000	11,281
5.25% 10/1/26	5,000	5,758
(Various Cap. Projs.) Series 2012 A:
5% 4/1/25	4,700	5,405
5% 4/1/26	13,495	15,435
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	4,100	4,872
5% 12/1/23	7,355	8,622
Series 2005 B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,575	1,709
Series 2005 H:
5% 6/1/17	5,000	5,471
5% 6/1/18	10,300	11,234
Series 2005 J, 5% 1/1/17	6,105	6,793
Series 2009 G1, 5.75% 10/1/30	2,500	2,890
Series 2009 I:
6.125% 11/1/29	1,600	1,954
6.375% 11/1/34	4,600	5,639
Series 2010 A, 5.75% 3/1/30	4,900	5,669
Series B, 5.25% 11/1/26 (XL Cap. Assurance, Inc. Insured)	2,860	3,070
California State Univ. Rev. Series 2009 A, 6% 11/1/40	5,000	5,844
California Statewide Cmntys. Dev. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	5,000	5,564
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	26,800	27,682
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	11,700	13,944
Series 2012 A, 5% 4/1/42	7,200	7,913
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,380	9,625
Encinitas Union School District Series 1996:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	2,719
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Encinitas Union School District Series 1996: - continued
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,810	$ 2,058
Fontana Unified School District Gen. Oblig. 5% 5/1/19 (Assured Guaranty Corp. Insured)	1,300	1,563
Foothill-De Anza Cmnty. College District Series C, 5% 8/1/40	5,000	5,766
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,070	4,963
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,806
5.75% 1/15/40	6,300	6,305
5.875% 1/15/27	2,500	2,593
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	27,395	27,933
5% 6/1/45	5,305	5,417
5% 6/1/45 (FSA Insured)	445	456
Long Beach Unified School District Series A:
5.5% 8/1/28	3,810	4,471
5.5% 8/1/29	2,000	2,340
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	7,000	8,613
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005:
5% 9/1/18 (AMBAC Insured)	1,000	1,075
5% 9/1/19 (AMBAC Insured)	2,545	2,720
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/20 (b)	21,300	25,683
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2005 A1, 5% 7/1/35	4,000	4,408
Series A2, 5% 7/1/25 (FSA Insured)	1,800	2,007
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/23	5,335	6,199
5% 3/1/27	2,000	2,270
Los Angeles Wastewtr. Sys. Rev.:
Series 2009 A, 5.75% 6/1/34	9,715	11,654
Series 2012 B, 5% 6/1/28	16,785	20,159
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,000	3,221
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,525	$ 2,129
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	2,320	2,647
Newport Beach Rev.:
(Hoag Memorial Hosp. Presbyterian Proj.) Series 2011 A, 6% 12/1/40	2,000	2,429
Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	5,100	5,181
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/19 (AMBAC Insured)	3,015	3,537
Oakland Gen. Oblig.:
Series 2009 B, 6% 1/15/34	2,500	2,894
Series 2012:
5% 1/15/26	4,535	5,250
5% 1/15/28	4,345	4,992
5% 1/15/29	5,370	6,144
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/22	2,320	2,739
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.):
Series 2012 A, 5% 2/1/24	8,200	9,375
Series 2012 A. 5% 2/1/19	4,190	4,882
Port of Oakland Rev.:
Series 2007 B, 5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	7,955
Series 2012 P:
5% 5/1/23 (b)(f)	6,455	7,534
5% 5/1/24 (b)(f)	9,900	11,439
Series C, 5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,650	7,654
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	4,900	1,981
Series B:
0% 8/1/37	7,800	2,300
0% 8/1/38	10,200	2,849
0% 8/1/39	20,100	5,315
0% 8/1/40	3,000	753
0% 8/1/41	13,610	3,241
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	5,980	5,761
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	$ 4,200	$ 2,143
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/26	10,000	12,125
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	2,200	2,620
6.375% 8/1/26	4,080	5,014
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	2,800	3,004
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/25	10,425	11,883
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	3,600	1,297
0% 7/1/39	9,650	2,576
0% 7/1/41	21,370	5,067
Series 2008 E:
0% 7/1/47 (a)	7,400	2,849
0% 7/1/49	19,500	3,065
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.) Series 2007, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,495	4,004
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	6,375	7,622
San Marcos Unified School District:
Series 2010 B, 0% 8/1/47	18,400	3,131
Series A, 5% 8/1/38	5,150	5,790
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,430	3,199
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	10,000	10,949
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	2,201
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	2,200	2,396
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	45,225	50,986
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	4,475	4,593
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	1,500	1,511
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Union Elementary School District:
Series A, 0% 9/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,750	$ 1,482
Series B, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,095
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/15 (AMBAC Insured)	1,110	1,125
5.5% 5/15/16 (AMBAC Insured)	1,170	1,185
5.5% 5/15/17 (AMBAC Insured)	1,235	1,250
5.5% 5/15/19 (AMBAC Insured)	1,375	1,392
5.5% 5/15/22 (AMBAC Insured)	370	374
5.5% 5/15/23 (AMBAC Insured)	380	384
Series B:
5.5% 5/15/15 (AMBAC Insured)	1,890	2,017
5.5% 5/15/17 (AMBAC Insured)	2,545	2,684
Series 2009 O:
5.25% 5/15/39	2,400	2,737
5.75% 5/15/30	12,000	14,486
Val Verde Unified School District Ctfs. of Prtn. Series B, 5% 1/1/30 (FGIC Insured)	1,495	1,509
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	5,100	5,904
Washington Township Health Care District Rev.:
Series 2007 A:
5% 7/1/18	1,185	1,326
5% 7/1/27	1,840	1,957
Series 2009 A, 5.75% 7/1/24	1,705	1,986
Series 2010 A, 5.5% 7/1/38	3,815	4,171
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	3,850	4,471
Series 2012:
5% 8/1/24	3,625	4,201
5% 8/1/25	10,000	11,553
		1,255,758
Colorado - 1.4%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2010 A, 5% 12/1/40	4,000	4,375
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,475	$ 2,756
5.25% 11/1/24 (Pre-Refunded to 11/1/15 @ 100)	2,600	2,981
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	5,800	5,041
0% 7/15/22 (Escrowed to Maturity)	15,700	12,601
Colorado Health Facilities Auth. Rev. (Parkview Episcopal Med. Ctr. Proj.) Series B:
5% 9/1/19	1,115	1,236
5% 9/1/22	1,500	1,620
Colorado Springs Utils. Rev. Series 2012 C2, 5% 11/15/37	3,000	3,494
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,385	34,027
Denver City & County Arpt. Rev.:
Series 2007 E, 5% 11/15/32 (AMBAC Insured)	2,500	2,782
5% 11/15/15 (f)	3,000	3,361
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/13	3,005	3,170
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100)	1,500	1,676
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,118
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,254
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,075	8,793
Series 2010 A, 0% 9/1/41	9,600	1,854
Series 2010 C, 5.375% 9/1/26	1,000	1,105
		95,244
District Of Columbia - 1.0%
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	8,140	9,455
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/17 (FSA Insured)	$ 1,700	$ 1,934
Series B, 4.75% 6/1/32	2,200	2,385
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	23,535	26,985
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/33 (Assured Guaranty Corp. Insured)	15,000	5,385
0% 10/1/34 (Assured Guaranty Corp. Insured)	15,000	5,041
0% 10/1/35 (Assured Guaranty Corp. Insured)	33,975	10,648
0% 10/1/39 (Assured Guaranty Corp. Insured)	5,030	1,232
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2010 A, 5% 10/1/39	3,200	3,620
		66,685
Florida - 9.0%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) Series 1993, 6.05% 11/15/16 (Escrowed to Maturity)	4,700	5,226
Boynton Beach Util. Sys. Rev. Series 2002, 5.5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,809
Brevard County School Board Ctfs. of Prtn. Series 2007 B:
5% 7/1/24 (AMBAC Insured)	1,365	1,485
5% 7/1/25 (AMBAC Insured)	3,540	3,846
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/25	5,215	6,194
Broward County Gen. Oblig. (Parks & Land Preservation Proj.) Series 2005:
5% 1/1/24 (Pre-Refunded to 1/1/15 @ 100)	1,000	1,104
5% 1/1/25 (Pre-Refunded to 1/1/15 @ 100)	1,000	1,104
Broward County School Board Ctfs. of Prtn.:
Series 2003 A:
5.25% 7/1/16 (Pre-Refunded to 7/1/13 @ 100)	6,060	6,286
5.25% 7/1/20 (Pre-Refunded to 7/1/13 @ 100)	3,000	3,112
Series 2007 A:
5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,660	4,215
5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	4,196
Series 2012 A:
5% 7/1/23	21,020	24,471
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County School Board Ctfs. of Prtn.: - continued
Series 2012 A:
5% 7/1/27	$ 5,695	$ 6,481
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	8,500	9,789
Cap. Projs. Fin. Auth. Student Hsg. Rev. Series 2000 F1:
5.5% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,460	1,460
5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,265	1,265
Citizens Property Ins. Corp.:
Series 2010 A1:
5% 6/1/15 (FSA Insured)	5,000	5,491
5% 6/1/16 (FSA Insured)	7,500	8,472
Series 2011 A1:
5% 6/1/19	1,715	2,007
5% 6/1/20	3,000	3,522
Series 2012 A1, 5% 6/1/21	8,400	9,869
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	24,285	28,359
Emerald Coast Utils. Auth. Rev.:
5.25% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,075
5.25% 1/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	1,380
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	6,900	7,007
Escambia County Utils. Auth. Util. Sys. Rev. Series 1992 B, 6.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050	3,262
Florida Board of Ed. Series 2003 J, 5% 6/1/31 (Pre-Refunded to 6/1/13 @ 101)	2,500	2,605
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	12,400	15,256
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2011 E, 5% 6/1/27	6,500	7,877
Series 2004 A, 5% 6/1/31	1,240	1,327
Series 2006 E, 5% 6/1/35	3,200	3,708
Series 2011 E, 5% 6/1/24	6,600	8,120
Series 2011 F, 5% 6/1/23	6,045	7,606
Series A, 5.5% 6/1/38	2,000	2,409
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Dept. of Children and Family Svcs. Ctfs. of Prtn. (South Florida Evaluation Treatment Ctr. Proj.):
5% 10/1/16	$ 2,025	$ 2,267
5% 10/1/17	2,130	2,385
Florida Dept. of Trans. Rev. Series 2005 A:
5% 7/1/17	3,360	3,681
5% 7/1/18	3,320	3,627
Florida Gen. Oblig.:
(Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2003 A, 5% 7/1/33 (Pre-Refunded to 7/1/13 @ 101)	395	413
Series 2008 A, 5.25% 7/1/37	3,000	3,371
Series 2011 B, 5% 7/1/23	10,175	12,585
Series 2012 A, 5% 7/1/25	8,940	10,929
Florida Muni. Pwr. Agcy. Rev. Series A, 6.25% 10/1/31	3,000	3,605
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Series 2003, 5.25% 1/15/20	1,950	2,072
Gulf Breeze Util. Sys. Rev. Series 2004, 5% 10/1/16 (AMBAC Insured)	1,010	1,080
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A:
5% 6/1/38	2,995	3,110
5.25% 6/1/19	2,375	2,599
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	3,575	3,865
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 A:
5% 11/15/15	1,000	1,118
5% 11/15/17	1,200	1,340
5% 11/15/22	1,000	1,095
Series 2005 B:
5% 11/15/15	875	978
5% 11/15/15 (Escrowed to Maturity)	125	142
5% 11/15/16	1,040	1,168
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100)	150	170
5% 11/15/30	3,565	3,804
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100)	485	551
Series 2006 G:
5% 11/15/14	1,285	1,393
5% 11/15/14 (Escrowed to Maturity)	45	49
5% 11/15/15	965	1,078
5% 11/15/15 (Escrowed to Maturity)	35	40
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.): - continued
Series 2006 G:
5% 11/15/16	$ 1,020	$ 1,174
5% 11/15/16 (Escrowed to Maturity)	30	35
5.125% 11/15/17	2,750	3,175
5.125% 11/15/17 (Pre-Refunded to 11/15/16 @ 100)	95	112
5.125% 11/15/18	965	1,103
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100)	35	41
5.125% 11/15/19	1,930	2,187
5.125% 11/15/19 (Pre-Refunded to 11/15/16 @ 100)	70	82
Series 2008 B, 6% 11/15/37	11,000	13,077
Hillsborough County Indl. Dev.:
(H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/17	1,930	2,170
5% 7/1/18	2,125	2,388
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	8,405	8,792
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	4,900	6,999
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100)	2,270	2,892
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) 5.1% 10/1/13	3,005	3,005
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2006 A, 5% 10/1/41 (FSA Insured)	18,800	20,151
Series 2009 B, 5% 10/1/18	7,500	7,980
Series Three 2010 D, 5% 10/1/38	8,100	9,151
Jacksonville Sales Tax Rev.:
Series 2003, 5.25% 10/1/19 (Pre-Refunded to 10/1/13 @ 100)	1,500	1,575
Series 2012, 5% 10/1/24	5,500	6,517
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (f)	5,260	5,816
Marco Island Util. Sys. Rev. 5% 10/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,025	5,135
Melbourne Wtr. & Swr. Rev. 5% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,190
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012, 5% 11/15/23	$ 2,000	$ 2,214
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC Insured)	6,000	6,016
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	5,800	6,553
Series 2010 A1, 5.5% 10/1/30	3,000	3,495
Series 2010 B, 5% 10/1/35 (FSA Insured)	13,610	15,174
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	9,500	10,345
Series B, 5.25% 7/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,317
Miami-Dade County Gen. Oblig. (Bldg. Better Cmntys. Prog.) 5% 7/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,565	4,818
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A:
5% 8/1/17 (AMBAC Insured)	3,500	3,945
5% 8/1/18 (AMBAC Insured)	4,000	4,555
5% 8/1/20 (AMBAC Insured)	2,500	2,847
5% 8/1/21 (AMBAC Insured)	5,095	5,761
5% 8/1/22 (AMBAC Insured)	3,325	3,706
Series 2011 B, 5.625% 5/1/31	6,600	7,605
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/24	2,255	2,695
Ocala Util. Sys. Rev. Series B, 5.25% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,092
Orange County Edl. Facilities Auth. Ed. Rev. (Rollins College Proj.):
5.25% 12/1/32 (AMBAC Insured)	1,350	1,517
5.25% 12/1/37 (AMBAC Insured)	1,365	1,501
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	5,000	5,572
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	5,440
Orange County Sales Tax Rev. Series 2002 B, 5% 1/1/25 (Pre-Refunded to 1/1/13 @ 100)	2,800	2,833
Orange County School Board Ctfs. of Prtn.:
Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,275	2,248
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County School Board Ctfs. of Prtn.: - continued
Series A, 5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,940	$ 3,279
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 B, 5% 10/1/33	3,700	4,338
Series 2012 A:
5% 10/1/23	2,300	2,926
5% 10/1/25	1,100	1,418
Osceola County Infrastructure Sales Surtax Rev. 5.375% 10/1/17	1,000	1,000
Osceola County Tourist Dev. Tax Rev. Series A, 5.5% 10/1/19	1,190	1,190
Palm Beach County Solid Waste Auth. Rev. Series 2011, 5% 10/1/24	11,100	13,382
Pasco County School Board Ctfs. of Prtn. Series A, 5% 8/1/30 (AMBAC Insured)	4,000	4,270
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Series A:
5% 10/1/30 (FSA Insured)	3,105	3,370
5% 10/1/35 (FSA Insured)	5,000	5,399
Plant City Util. Sys. Rev. 6% 10/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,810	1,900
Polk County Pub. Facilities Rev. 5% 12/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,116
Port Orange Gen. Oblig. 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015	2,195
Reedy Creek Impt. District Utils. Rev. Series 1, 5.25% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	3,835
Seminole County School Board Ctfs. of Prtn.:
Series 2005 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645	1,848
Series A, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,940
South Lake County Hosp. District (South Lake Hosp., Inc.):
Series 2009 A, 6.25% 4/1/39	3,300	3,788
Series 2010:
5% 10/1/25	4,140	4,526
5.25% 10/1/34	3,500	3,762
St. Johns County School Board 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,553
St. Petersburg Pub. Util. Rev. Series 2009 A, 5.5% 10/1/37	7,000	8,082
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Sumter County School District Rev. (Multi-District Ln. Prog.) 7.15% 11/1/15 (Escrowed to Maturity)	$ 985	$ 1,181
Tallahassee Energy Sys. Rev. 5% 10/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,065	3,220
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/18	6,900	8,448
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/23	8,080	9,279
Tampa Rev. (Catholic Health East Proj.) Series A1, 5.5% 11/15/12	1,045	1,051
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/22	2,300	2,780
Univ. of Central Florida Athletics Assoc., Inc. Ctfs. of Prtn. Series A:
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805	1,915
5% 10/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,275	3,324
5.25% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,033
USF Fing. Corp. Ctfs. of Prtn. (Master Lease Prog.) Series A:
5.25% 7/1/15 (AMBAC Insured)	2,690	2,932
5.25% 7/1/16 (AMBAC Insured)	2,830	3,086
Volusia County Edl. Facilities Auth. Rev. 5% 10/15/12 (Radian Asset Assurance, Inc. Insured)	1,260	1,262
Walton County School Board Ctfs. of Prtn. 5.25% 7/1/18 (FSA Insured)	1,865	2,201
		604,735
Georgia - 3.1%
Atlanta Tax Allocation (Atlantic Station Proj.) Series 2007, 5.25% 12/1/20 (Assured Guaranty Corp. Insured)	2,000	2,220
Atlanta Wtr. & Wastewtr. Rev.:
Series 2004, 5% 11/1/43	36,165	37,640
Series 2009 A:
6% 11/1/25	9,785	12,283
6.25% 11/1/39	10,800	13,177
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	11,600	12,454
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	10,200	8,393
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
DeKalb County Wtr. & Swr. Rev. Series 2011 A:
5.25% 10/1/36	$ 3,000	$ 3,447
5.25% 10/1/41	5,600	6,388
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/23	1,500	1,833
5% 1/1/24	6,500	7,893
Georgia Gen. Oblig.:
Series 2007 E, 5% 8/1/22	575	675
Series 2009 I, 5% 7/1/20	10,250	13,044
Series 2011 E2, 5% 9/1/20	10,000	12,756
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S:
5% 10/1/22	3,425	4,178
5% 10/1/23	4,000	4,817
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.25% 9/15/19	1,915	2,106
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	8,500	9,738
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.):
Series A, 0% 12/1/21 (Escrowed to Maturity)	5,615	4,620
Series C, 0% 12/1/21 (Escrowed to Maturity)	19,400	15,963
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	13,550	14,717
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity)	18,045	14,848
Valdosta & Lowndes County Hosp. (South Georgia Med. Ctr. Proj.) 5% 10/1/20	1,570	1,736
		204,926
Hawaii - 0.1%
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B:
5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,000	1,031
5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,140	1,221
5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,430	1,584
5.25% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,205	3,665
		7,501
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	$ 4,340	$ 5,115
6.75% 11/1/37	4,300	5,119
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	2,190	2,644
		12,878
Illinois - 12.9%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,810	1,376
0% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950	1,410
Chicago Board of Ed.:
Series 1999 A, 0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,200	2,971
Series 2011A, 5.5% 12/1/39	7,900	9,244
Series 2012 A, 5% 12/1/42	19,200	21,041
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,700	2,582
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,200	4,095
(City Colleges Proj.):
0% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,000	16,745
0% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	19,345
(Neighborhoods Alive 21 Prog.):
Series 2003, 5% 1/1/33 (AMBAC Insured)	2,100	2,170
5% 1/1/28 (Pre-Refunded to 1/1/14 @ 100)	2,000	2,116
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	740	747
Series 2003 C, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,445	1,492
Series 2004 A:
5% 1/1/34 (FSA Insured)	12,510	12,923
5.25% 1/1/29 (FSA Insured)	435	453
Series 2007 C, 5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,300	22,235
Series 2009 A, 5% 1/1/27 (FSA Insured)	5,200	5,869
Series 2011 A, 5% 1/1/40	11,260	12,233
Series 2012 A, 5% 1/1/33	10,000	11,243
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
Series A, 5% 1/1/42 (AMBAC Insured)	$ 40	$ 40
Chicago Midway Arpt. Rev. Series B:
5.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	2,910	2,919
5.25% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,060	3,068
Chicago Motor Fuel Tax Rev. Series A:
5% 1/1/33 (AMBAC Insured)	3,810	3,855
5.25% 1/1/19 (AMBAC Insured)	1,780	1,838
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2001 B, 5.75% 1/1/30 (AMBAC Insured)	13,420	13,449
Series 2008 A, 5% 1/1/16 (FSA Insured)	6,800	7,687
Series 2011 C, 6.5% 1/1/41	19,400	23,816
Chicago Park District Gen. Oblig.:
Series 2010 C, 5.25% 1/1/40	7,700	8,722
Series A:
5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,690	4,859
5.25% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,108
5.25% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,195	2,270
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.):
Series 2006 A, 5% 6/1/21	2,600	2,892
Series 2008 A:
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	2,425	2,737
5.25% 6/1/25 (Assured Guaranty Corp. Insured)	3,495	3,911
5% 6/1/20 (AMBAC Insured)	5,610	6,291
5% 6/1/20 (Pre-Refunded to 12/1/16 @ 100)	1,390	1,643
Chicago Wtr. Rev. Series 2000, 0% 11/1/16 (AMBAC Insured)	7,555	6,866
Cicero Gen. Oblig. 5.25% 12/1/26 (Pre-Refunded to 12/1/12 @ 101)	3,010	3,064
Cook County Forest Preservation District:
(Ltd. Tax Proj.) Series 2012 B, 5% 12/15/37	2,500	2,837
Series 2012 A, 5% 11/15/22	2,000	2,463
Series 2012 C, 5% 12/15/37	1,000	1,135
Cook County Gen. Oblig.:
Series 2002 C, 5% 11/15/25	8,400	8,442
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig.: - continued
Series 2004 B:
5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,700	$ 2,895
5.25% 11/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,497
Series 2010 A, 5.25% 11/15/33	19,775	22,485
Series B, 5% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	3,065
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	6,665	6,187
Franklin Park Village Cook County Gen. Oblig. Series B, 5% 7/1/18 (AMBAC Insured)	1,450	1,478
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A:
5.25% 5/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,409
5.5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,308
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	4,500	3,719
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	29,680	22,777
Illinois Dev. Fin. Auth. Rev.:
(DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/17	2,800	3,079
(Revolving Fund-Master Trust Prog.):
5.5% 9/1/18	5,365	5,382
5.5% 9/1/19	4,405	4,419
Illinois Edl. Facilities Auth. Rev. (Univ. of Chicago Proj.) Series 2005 A, 5.25% 7/1/41	55	55
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (c)	3,860	4,131
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 A, 5.5% 4/1/44	3,000	3,331
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	4,300	5,181
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	6,500	7,211
(Children's Memorial Hosp. Proj.) Series 2008 A:
5.25% 8/15/33 (Assured Guaranty Corp. Insured)	7,800	8,496
5.25% 8/15/47 (Assured Guaranty Corp. Insured)	2,000	2,110
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Edward Hosp. Obligated Group Proj.) Series 2008 A:
5.5% 2/1/40 (AMBAC Insured)	$ 2,850	$ 3,042
6% 2/1/28 (AMBAC Insured)	2,080	2,358
(Newman Foundation Proj.):
5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,300	1,305
5% 2/1/37 (Radian Asset Assurance, Inc. Insured)	10,000	9,999
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	12,615	13,678
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	4,000	4,667
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/25	25,230	28,839
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	13,500	15,564
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	8,200	9,892
Series 2009 D, 6.625% 11/1/39	8,000	9,650
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	14,000	15,098
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	5,900	6,569
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/16 (Assured Guaranty Corp. Insured)	5,385	6,042
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	5,550	6,449
Series 2012, 5% 11/15/43	4,300	4,607
Series 2008 A, 5.625% 1/1/37	17,335	18,604
Series 2009:
6.875% 8/15/38	430	516
7% 8/15/44	1,560	1,872
Series 2010 A:
5.5% 8/15/24	2,830	3,193
5.75% 8/15/29	2,290	2,581
Series 2012 A, 5% 5/15/22	2,120	2,472
5.25% 5/1/25	7,000	8,060
Illinois Gen. Oblig.:
First Series, 5.25% 12/1/20 (Pre-Refunded to 12/1/12 @ 100)	2,000	2,016
Series 2002, 5.25% 12/1/17 (Pre-Refunded to 12/1/12 @ 100)	2,260	2,278
Series 2006:
5% 1/1/19	4,200	4,883
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2006:
5.5% 1/1/31	$ 3,000	$ 3,662
Series 2010, 5% 1/1/23 (FSA Insured)	6,600	7,381
Series 2012:
5% 3/1/23	4,000	4,560
5% 3/1/35	2,000	2,192
5% 3/1/37	1,000	1,090
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2002 D, 5.25% 5/15/32 (FSA Insured)	3,000	3,267
(Lake Forest Hosp. Proj.):
Series A, 6.25% 7/1/22	4,200	4,218
6% 7/1/33	3,775	3,903
(Lutheran Gen. Health Care Sys. Proj.) Series C:
6% 4/1/18	3,000	3,480
7% 4/1/14	975	1,022
(Sherman Hosp. Proj.) 5.25% 8/1/27 (AMBAC Insured)	3,000	3,004
Illinois Reg'l. Trans. Auth. Series A, 8% 6/1/17 (AMBAC Insured)	4,500	5,590
Illinois Sales Tax Rev. Series 2010, 5% 6/15/17	13,500	16,035
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A:
5% 6/15/19	2,900	3,240
5% 12/15/19	1,000	1,117
Kane & DeKalb Counties Cmnty. Unit School District #302 5.5% 2/1/25 (FSA Insured)	3,000	3,384
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	3,700	3,334
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	7,865	9,967
0% 12/1/21 (AMBAC Insured)	5,000	3,841
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/14 (Escrowed to Maturity)	630	621
0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,370	1,309
0% 12/1/16 (Escrowed to Maturity)	585	566
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,905	1,739
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,240	6,141
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Forest Preservation District Series 2007 A, 0.61% 12/15/13 (c)	$ 1,895	$ 1,895
Lake County Warren Township High School District #121, Gurnee Series C:
5.5% 3/1/24 (AMBAC Insured)	2,945	3,122
5.625% 3/1/21 (AMBAC Insured)	2,505	2,670
5.75% 3/1/19 (AMBAC Insured)	2,240	2,402
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2003, 0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,369
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,610	2,806
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	3,524
Series 2002 B, 5.5% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,308
Series 2010 B1, 0% 6/15/44 (FSA Insured)	49,500	10,092
Series 2012 B:
0% 12/15/51	16,200	2,191
5% 6/15/52	19,400	21,306
Series A:
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,305	2,709
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,935	2,454
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	1,261
Series 1996 A, 0% 6/15/24	3,060	1,941
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	32,600	14,633
Series 2002, 0% 6/15/13 (Escrowed to Maturity)	4,155	4,140
Series 2010 B1:
0% 6/15/43 (FSA Insured)	42,600	9,159
0% 6/15/45 (FSA Insured)	27,900	5,410
0% 6/15/47 (FSA Insured)	11,570	2,022
Series A:
0% 6/15/13 (Escrowed to Maturity)	5,415	5,397
0% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,115	1,698
0% 6/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	210	208
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition: - continued
0% 6/15/15	$ 7,915	$ 7,457
0% 6/15/15 (Escrowed to Maturity)	5,355	5,262
0% 6/15/15 (Escrowed to Maturity)	1,730	1,700
Quincy Hosp. Rev.:
(Blessing Hosp. Proj.) 5% 11/15/16	1,200	1,312
Series 2007, 5% 11/15/14	1,000	1,053
5% 11/15/18	1,000	1,103
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,350	12,179
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,300	1,520
5% 10/1/18	1,435	1,663
5% 10/1/20	1,290	1,465
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991:
0% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,270	15,065
0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,000	6,462
Series 1999 A, 0% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,965	3,754
Series 2009 A, 5.75% 4/1/38	7,805	8,866
Series 2010 A:
5% 4/1/25	5,125	5,905
5.25% 4/1/30	3,200	3,682
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	2,305	2,270
0% 11/1/14 (FSA Insured)	1,995	1,945
0% 11/1/16 (Escrowed to Maturity)	1,615	1,557
0% 11/1/16 (FSA Insured)	4,885	4,563
0% 11/1/17 (FSA Insured)	3,200	2,903
0% 11/1/19 (Escrowed to Maturity)	675	606
0% 11/1/19 (FSA Insured)	4,325	3,612
		864,935
Indiana - 2.6%
Avon 2000 Cmnty. School Bldg. Corp. Series 2005, 5% 7/15/17 (FSA Insured)	2,835	3,085
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Clark-Pleasant 2004 School Bldg. Corp.:
5.25% 7/15/23 (FSA Insured)	$ 1,545	$ 1,659
5.25% 7/15/25 (FSA Insured)	1,720	1,840
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,480	5,797
Franklin Township Independent School Bldg. Corp., Marion County:
5% 7/15/24 (Pre-Refunded to 7/15/24 @ 100)	1,365	1,508
5.25% 7/15/17 (Pre-Refunded to 7/15/15 @ 100)	1,885	2,138
GCS School Bldg. Corp. One 5% 7/15/22 (FSA Insured)	1,545	1,637
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,900	33,296
Indiana Bond Bank Series B:
5% 2/1/19 (Pre-Refunded to 8/1/13 @ 100)	1,940	2,016
5% 2/1/20 (Pre-Refunded to 8/1/13 @ 100)	1,635	1,699
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (c)(f)	3,500	3,865
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 C, 5.375% 11/1/32	7,815	8,701
Series 2009 A, 5.25% 11/1/39	5,300	5,842
Indiana Fin. Auth. Rev. (Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	8,000	8,885
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. Series B:
5% 2/15/14	1,060	1,117
5% 2/15/15	1,500	1,630
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	11,200	12,514
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Columbus Reg'l. Hosp. Proj.) Series 1993, 7% 8/15/15 (FSA Insured)	1,220	1,283
Indiana Health Facility Fing. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (c)	7,700	7,755
(Ascension Health Subordinate Cr. Proj.) Series 2005 A1, 5%, tender 5/1/13 (c)	3,000	3,083
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2011 A:
5% 1/1/22	2,000	2,411
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.: - continued
Series 2011 A:
5% 1/1/23	$ 1,800	$ 2,145
Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,683
Indiana State Fin. Auth. Wastewtr.:
(CWA Auth. Proj.) Series 2012 A:
5% 10/1/26	2,545	3,050
5% 10/1/37	4,500	5,094
Series 2011 A, 5.25% 10/1/25	1,750	2,110
Series 2011 B, 5% 10/1/41	5,500	6,118
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/16 (AMBAC Insured)	6,470	6,048
0% 6/1/18 (AMBAC Insured)	1,700	1,512
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F:
5% 1/1/16 (AMBAC Insured) (f)	1,525	1,684
5% 1/1/17 (AMBAC Insured) (f)	1,700	1,892
5.25% 1/1/14 (AMBAC Insured) (f)	2,675	2,830
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,521
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/24	1,150	1,361
5% 7/1/25	1,000	1,177
5% 7/1/26	1,325	1,553
5% 7/1/29	670	779
5% 7/1/35	3,000	3,399
Southmont School Bldg. Corp. Series 2004, 5% 7/15/15 (Pre-Refunded to 1/15/13 @ 100)	2,000	2,027
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,560	6,162
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 7/15/18 (FSA Insured)	1,500	1,640
Zionsville Cmnty. Schools Bldg. Series 2005, 5% 7/15/20 (FSA Insured)	1,945	2,345
		171,891
Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	4,800	5,487
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - 0.6%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
Series 2009 C, 5.75% 11/15/38	$ 10,600	$ 12,359
Series 2009 D, 5% 11/15/29	4,600	5,114
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/35	4,000	4,317
(KU Health Sys. Proj.) Series 2011 H, 5.125% 3/1/39	2,500	2,709
Leavenworth County Unified School District #453 Gen. Oblig. Series 2009 A, 5.25% 9/1/24 (Assured Guaranty Corp. Insured)	1,575	1,834
Topeka Combined Util. Impt. Rev. Series 2005 A:
6% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,200	1,372
6% 8/1/25 (XL Cap. Assurance, Inc. Insured)	1,100	1,248
6% 8/1/27 (XL Cap. Assurance, Inc. Insured)	1,235	1,399
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18	1,300	1,436
5% 11/15/17	2,500	2,863
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 A:
5% 9/1/23	1,860	2,260
5% 9/1/25	4,000	4,788
		41,699
Kentucky - 1.4%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/22	1,355	1,519
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series A:
5% 8/15/16	9,410	10,627
5% 8/15/17	3,650	4,205
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	4,000	4,439
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	5,000	5,400
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	36,220	46,478
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 15,750	$ 16,733
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	3,000	3,538
		92,939
Louisiana - 0.9%
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,148
5.375% 6/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	2,076
5.5% 6/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,500	16,760
Monroe-West Monroe Pub. Trust Fing. Auth. Mtg. Rev. Series C, 0% 8/20/14	8,625	8,239
New Orleans Aviation Board Rev.:
Series 2007 A, 5% 1/1/17 (FSA Insured) (f)	1,420	1,581
Series 2007 B2, 5% 1/1/16 (FSA Insured) (f)	1,000	1,096
New Orleans Gen. Oblig.:
Series 2005:
5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,690	5,003
5.25% 12/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,450	3,758
Series 2012:
5% 12/1/22	8,645	10,158
5% 12/1/30	2,000	2,260
5% 12/1/31	1,000	1,124
5% 12/1/32	1,500	1,676
0% 9/1/13 (AMBAC Insured)	3,350	3,272
0% 9/1/14 (AMBAC Insured)	3,165	3,007
Tobacco Settlement Fing. Corp. Series 2001 B, 5.875% 5/15/39	1,000	1,023
		62,181
Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30 (Pre-Refunded to 7/1/14 @ 100)	3,000	3,257
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maine - continued
Maine Tpk. Auth. Tpk. Rev.: - continued
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	$ 9,060	$ 10,014
6% 7/1/38	2,700	3,213
		16,484
Maryland - 0.6%
Baltimore Convention Ctr. Hotel Rev. Series A, 5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	4,710	4,769
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.75% 7/1/39	1,250	1,473
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Univ. of Maryland, Baltimore County Student Hsg. Proj.) Series 2006:
5% 6/1/14 (CIFG North America Insured)	1,020	1,095
5% 6/1/16 (CIFG North America Insured)	1,000	1,129
5% 6/1/19 (CIFG North America Insured)	1,500	1,645
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2010, 5% 7/1/40	2,000	2,140
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	2,245	2,453
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	2,700	2,960
(Univ. of Maryland Med. Sys. Proj.) Series 2010, 5.125% 7/1/39	4,400	4,834
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 6% 1/1/38	3,000	3,367
(Washington County Health Sys. Proj.) Series 2008:
6% 1/1/28	5,000	5,496
6% 1/1/43	1,500	1,616
Washington Suburban San. District 5% 6/1/20	6,630	8,181
		41,158
Massachusetts - 2.2%
Massachusetts Bay Trans. Auth. Series 1992 B, 6.2% 3/1/16	3,800	4,126
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40	7,500	8,412
Series I, 6.75% 1/1/36	3,000	3,563
Massachusetts Gen. Oblig. Series 2007 C:
5.25% 8/1/22	7,700	9,202
5.25% 8/1/23	3,600	4,287
5.25% 8/1/24	9,000	10,691
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (g)	$ 2,825	$ 2,837
(South Shore Hosp. Proj.) Series F, 5.75% 7/1/29	4,455	4,462
Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (c)	4,000	4,109
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/14 (AMBAC Insured) (f)	2,540	2,541
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23 (Pre-Refunded to 8/15/15 @ 100)	29,965	33,890
5% 8/15/26 (Pre-Refunded to 8/15/15 @ 100)	10,000	11,310
5% 8/15/30 (FSA Insured)	26,135	28,769
5% 8/15/30 (Pre-Refunded to 8/15/15 @ 100)	3,865	4,371
Series 2007 A:
4.5% 8/15/35	13,790	14,758
5% 8/15/22 (AMBAC Insured)	2,900	3,376
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	90	90
		150,794
Michigan - 2.0%
Detroit School District Series 2012 A, 5% 5/1/23	4,000	4,698
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	8,000	9,374
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	4,200	5,305
Series 2006, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,700	20,988
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,000	12,141
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,380	2,560
Series 2004, 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,685	1,850
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	5,000	5,563
Series 2006 B, 7% 7/1/36 (FSA Insured)	4,900	5,948
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
DeWitt Pub. Schools Gen. Oblig. 5% 5/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,650	$ 1,909
Ferris State Univ. Rev. 5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,165	3,322
Fowlerville Cmnty. School District 5.25% 5/1/17 (Pre-Refunded to 5/1/14 @ 100)	1,425	1,536
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (c)	3,300	3,459
Lansing Board Wtr. & Lt. Rev. 5.5% 7/1/41	2,500	2,948
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	2,600	2,839
Michigan Fin. Auth. Rev.:
Series 2012 B, 5% 7/1/22	3,900	4,467
Series 2012, 5% 11/15/42	11,825	12,862
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	3,000	3,382
(Sisters of Mercy Health Corp. Proj.) Series 1993, 5.375% 8/15/14 (Escrowed to Maturity)	95	96
(Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	4,000	4,888
5% 12/1/26	1,115	1,247
5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100)	245	290
Series 2012 A:
5% 6/1/23	2,395	2,801
5% 6/1/26	2,000	2,285
Portage Pub. Schools 5% 5/1/21 (FSA Insured)	6,300	7,186
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	3,400	4,377
Three Rivers Cmnty. Schools 5% 5/1/21 (FSA Insured)	1,710	1,966
Wayne County Arpt. Auth. Rev.:
Series 2010 A, 5% 12/1/18 (f)	2,100	2,407
Series 2011 A, 5% 12/1/19 (f)	3,805	4,345
		137,039
Minnesota - 0.9%
Maple Grove Health Care Sys. Rev.:
(Maple Grove Hosp. Corp. Proj.) Series 2007, 5.25% 5/1/28	3,500	3,714
5% 5/1/20	1,000	1,088
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) 6% 12/1/18	$ 1,000	$ 1,058
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2005 A, 5% 1/1/35 (AMBAC Insured)	4,000	4,159
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/20 (Assured Guaranty Corp. Insured)	3,835	4,721
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series 2000 A, 6.375% 11/15/29	210	211
Saint Paul Port Auth. Lease Rev. Series 2003 11:
5.25% 12/1/18	1,710	1,809
5.25% 12/1/19	2,850	3,014
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/18	5,600	6,679
Series 2009, 5.75% 7/1/39	20,700	23,172
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.):
Series 2006, 5.25% 5/15/36	4,250	4,463
5.25% 5/15/18	1,650	1,814
5.25% 5/15/23	2,000	2,151
Tobacco Securitization Auth. Series 2011 B, 5% 3/1/19	1,350	1,554
		59,607
Mississippi - 0.0%
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/14	2,500	2,644
Missouri - 0.1%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,141
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	2,125	2,527
		3,668
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	3,900	4,451
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.782% 12/1/17 (c)	7,900	6,862
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.):
6% 8/15/23	$ 2,130	$ 2,431
6% 8/15/28	3,500	3,970
6.125% 8/15/31	2,250	2,550
Omaha Pub. Pwr. District Elec. Rev. Series A:
5% 2/1/34	4,700	4,943
5% 2/1/46	5,500	5,729
		26,485
Nevada - 0.5%
Clark County Arpt. Rev. Series 2003 C:
5.375% 7/1/17 (AMBAC Insured) (f)	4,310	4,423
5.375% 7/1/19 (AMBAC Insured) (f)	1,100	1,128
5.375% 7/1/21 (AMBAC Insured) (f)	1,600	1,638
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	4,300	5,260
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2003 B, 5.25% 6/1/17 (Pre-Refunded to 12/1/12 @ 100)	6,285	6,336
Series 2011 C, 5% 6/1/24	5,415	6,459
Washoe County Gen. Oblig. (Reno Sparks Proj.) Series B:
0% 7/1/13 (FSA Insured)	4,590	4,545
0% 7/1/14 (FSA Insured)	3,000	2,914
		32,703
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	9,300	10,520
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth College Proj.) Series 2009, 5.25% 6/1/39	4,000	4,658
(Dartmouth-Hitchcock Obligated Group Proj.) Series 2010, 5% 8/1/40	4,700	5,145
New Hampshire Tpk. Sys. Rev.:
Series 2012 B:
5% 2/1/19 (b)	2,000	2,383
5% 2/1/24 (b)	1,775	2,124
5% 10/1/18	4,315	5,236
		30,066
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 1.2%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	$ 5,100	$ 5,942
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.125% 3/1/28	6,000	6,528
5.125% 3/1/30	5,000	5,421
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	3,091
5.25% 3/1/23	4,500	4,868
5.25% 3/1/25	9,900	10,850
5.25% 3/1/26	11,305	12,361
Series 2005 P, 5.125% 9/1/28	2,445	2,666
Series 2009 AA, 5.5% 12/15/29	4,000	4,690
Series 2012, 5% 6/15/21	4,600	5,247
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 5.25% 1/1/40	3,000	3,394
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	3,900	4,766
Series B, 5.5% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	6,306
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,560	5,891
		82,021
New Mexico - 0.1%
New Mexico Edl. Assistance Foundation Series 2010 A1:
4% 12/1/17	5,000	5,603
5% 12/1/18	2,000	2,346
		7,949
New York - 12.6%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A:
5.25% 11/15/16	1,955	2,276
5.25% 11/15/17 (St. Peters Hosp. Insured)	1,500	1,781
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.) Series 2004:
5.75% 5/1/16 (Pre-Refunded to 5/1/14 @ 100)	13,120	14,249
5.75% 5/1/18 (Pre-Refunded to 5/1/14 @ 100)	14,720	15,987
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.) Series 2004: - continued
5.75% 5/1/20 (Pre-Refunded to 5/1/14 @ 100)	$ 8,000	$ 8,688
5.75% 5/1/21 (Pre-Refunded to 5/1/14 @ 100)	3,845	4,176
5.75% 5/1/22 (Pre-Refunded to 5/1/14 @ 100)	1,000	1,086
5.75% 5/1/23 (Pre-Refunded to 5/1/14 @ 100)	3,000	3,258
5.75% 5/1/24 (Pre-Refunded to 5/1/14 @ 100)	3,000	3,258
5.75% 5/1/25 (Pre-Refunded to 5/1/14 @ 100)	3,400	3,693
5.75% 5/1/26 (Pre-Refunded to 5/1/14 @ 100)	5,200	5,647
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2012 A, 5.75% 2/15/47	14,600	17,243
Series A:
5% 2/15/47	14,500	15,397
5% 2/15/47	13,100	13,911
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 A, 5% 9/1/42	13,000	14,551
New York City Gen. Oblig.:
Series 2003 A:
5.5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,990	7,282
5.5% 8/1/20 (Pre-Refunded to 8/1/13 @ 100)	50	52
Series 2008 A1, 5.25% 8/15/27	9,940	11,829
Series 2008 D1, 5.125% 12/1/22	5,000	5,976
Series 2009 I-1, 5.625% 4/1/29	3,600	4,433
Series 2012 A, 5% 8/1/24	7,400	8,988
Series 2012 F, 5% 8/1/24	32,525	39,828
Series 2012 G1:
5% 4/1/25	13,700	16,734
5% 4/1/27	19,380	23,416
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	3,100	3,371
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) 5% 1/1/19 (AMBAC Insured)	3,735	4,017
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	4,725	4,982
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2003 E, 5% 6/15/34	11,120	11,463
Series 2007 DD, 4.75% 6/15/36	2,900	3,117
Series 2009 A, 5.75% 6/15/40	1,500	1,794
Series 2009 C, 5% 6/15/44	5,675	6,469
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2009 EE, 5.25% 6/15/40	$ 11,600	$ 13,486
Series 2009 FF 2, 5.5% 6/15/40	17,800	21,027
Series 2011 EE, 5.375% 6/15/43	42,080	49,934
Series 2012 AA, 5% 6/15/44	11,900	13,486
Series 2012 CC, 5% 6/15/45	11,100	12,624
Series 2012 EE, 5.25% 6/15/30	28,100	34,474
Series GG, 5% 6/15/43	12,340	14,005
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1:
5.5% 7/15/31	4,000	4,640
5.5% 7/15/38	1,600	1,833
5.625% 7/15/38	2,825	3,255
Series 2009 S3:
5.25% 1/15/34	24,000	27,247
5.25% 1/15/39	3,400	3,788
5.375% 1/15/34	2,750	3,142
Series 2009 S4:
5.5% 1/15/39	8,800	10,143
5.75% 1/15/39	4,100	4,785
Series 2011 S2 A, 5% 7/15/40	17,200	19,288
Series S1, 5% 7/15/26	10,000	12,157
New York City Transitional Fin. Auth. Rev.:
Series 2004 B:
5% 8/1/32	5,870	6,016
5% 8/1/32 (Pre-Refunded to 8/1/13 @ 100)	8,845	9,191
Series 2004 C, 5% 2/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,196
5% 2/1/31	200	202
5% 2/1/31 (Pre-Refunded to 2/1/13 @ 100)	3,300	3,351
5.25% 8/1/19 (Pre-Refunded to 8/1/13 @ 100)	1,880	1,958
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A:
5% 5/15/21	10,710	13,232
5% 5/15/22	4,300	5,355
Series 2012 A:
4% 5/15/21	3,500	4,034
5% 5/15/23	5,600	6,936
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36	3,400	4,149
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Personal Income Tax Rev.: - continued
Series 2009 A, 5% 2/15/39	$ 4,000	$ 4,565
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	2,410	2,507
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/15	3,000	3,322
5% 7/1/16	1,400	1,593
Series 2007 A, 5% 7/1/14	1,895	2,031
Series 2007 B, 5.25% 7/1/24	2,000	2,199
(State Univ. Edl. Facilities Proj.) Series A:
5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,400	13,411
5.875% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,865	8,160
(Suffolk County Judicial Facilities Proj.) Series A, 9.5% 4/15/14 (Escrowed to Maturity)	690	739
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,011
Series 2010 A, 5% 7/1/26	4,000	4,453
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 B, 5% 11/15/34	11,800	13,318
New York Metropolitan Trans. Auth. Rev.:
Series 2008 A, 5.25% 11/15/36	26,700	29,092
Series 2010 D, 5.25% 11/15/40	6,600	7,464
Series 2012 D, 5% 11/15/25	25,900	31,193
Series 2012 F, 5% 11/15/24	12,400	15,020
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	10,500	11,452
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	2,900	3,169
5.25% 1/1/27	12,500	13,855
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,500	4,146
Niagara Falls City Niagara County Pub. Impt. 7.5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	460	573
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	5,645	5,831
5.25% 6/1/22 (AMBAC Insured)	9,850	10,172
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2003 A1:
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 170	$ 171
5.5% 6/1/19	4,050	4,193
Series 2003 B, 5.5% 6/1/18	2,225	2,234
Series 2003B 1C:
5.5% 6/1/19	10,800	11,182
5.5% 6/1/20	2,700	2,795
5.5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,050	5,228
5.5% 6/1/22	10,065	10,410
Series 2011:
5% 6/1/17	11,700	13,814
5% 6/1/17	10,700	12,634
Triborough Bridge & Tunnel Auth. Revs. 5% 11/15/22	5,300	6,744
		848,567
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,400	3,411
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	10,275	10,783
		14,194
Non State Specific - 0.1%
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A:
5.125% 7/1/32	1,000	1,142
5.25% 7/1/27	4,390	5,153
5.25% 7/1/28	3,000	3,511
		9,806
North Carolina - 1.0%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) 5.25% 6/1/20 (Pre-Refunded to 6/1/14 @ 100)	1,800	1,947
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 B, 5.5% 7/1/23 (f)	1,200	1,433
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/20 (FSA Insured)	960	1,110
Dare County Ctfs. of Prtn.:
5.25% 6/1/17 (AMBAC Insured)	1,620	1,735
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Dare County Ctfs. of Prtn.: - continued
5.25% 6/1/18 (AMBAC Insured)	$ 1,620	$ 1,731
5.25% 6/1/19 (AMBAC Insured)	1,540	1,641
5.25% 6/1/22 (AMBAC Insured)	1,620	1,714
5.25% 6/1/23 (AMBAC Insured)	1,620	1,710
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	4,040	4,392
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17 (Pre-Refunded to 6/1/14 @ 100)	3,600	3,893
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	11,300	13,051
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A:
5% 2/1/19 (Pre-Refunded to 2/1/14 @ 100)	2,945	3,128
5% 2/1/20 (Pre-Refunded to 2/1/14 @ 100)	1,500	1,593
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.):
Series 2007, 5% 10/1/20	1,225	1,404
5% 10/1/21	5,690	6,486
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	7,830	8,648
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	2,300	2,564
Series 2010 B, 5% 1/1/20	6,700	8,089
		66,269
North Dakota - 0.3%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	4,600	5,013
Fargo Health Sys. Rev. (Sanford Proj.) Series 2011, 6% 11/1/28	1,500	1,837
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.):
5% 12/1/12 (Assured Guaranty Corp. Insured)	1,475	1,484
5% 12/1/14 (Assured Guaranty Corp. Insured)	1,675	1,807
Mercer County Poll. Cont. Rev. (Antelope Valley Station/Basin Elec. Pwr. Coop. Proj.) 7.2% 6/30/13 (AMBAC Insured)	3,625	3,801
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Dakota - continued
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5.125% 7/1/19	$ 2,765	$ 2,972
5.25% 7/1/15	1,300	1,428
		18,342
Ohio - 0.7%
American Muni. Pwr., Inc. Rev. (Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	2,500	2,768
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	4,400	4,741
5% 6/1/17	5,045	5,469
Cleveland Parking Facilities Rev.:
5.25% 9/15/18 (Escrowed to Maturity)	640	806
5.25% 9/15/18 (FSA Insured)	1,360	1,595
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.) Series 2009, 5.25% 11/1/40	1,500	1,675
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 6% 8/15/43	5,000	5,444
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	6,000	7,458
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	2,000	2,319
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A, 5.5% 1/1/43	1,500	1,657
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	8,500	9,593
		43,525
Oklahoma - 0.4%
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,845	3,164
5.5% 10/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,005	3,335
5.5% 10/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,175	3,525
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2009 A, 5% 7/1/34	1,000	1,155
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C, 5.5% 8/15/20	5,000	5,958
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 5% 2/15/42	$ 7,540	$ 8,341
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/19	1,680	1,926
		27,404
Oregon - 0.4%
Clackamas County School District #62C, Oregon City Series 2004, 5% 6/15/19 (FSA Insured)	3,395	3,637
Clackamas County School District #7J:
5.25% 6/1/23	2,000	2,570
5.25% 6/1/24 (FSA Insured)	2,605	3,384
Multnomah County Hosp. Facilities Auth. Rev. (Adventist Health Sys./West Proj.) Series 2009 A, 5.125% 9/1/40	2,500	2,700
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A, 5% 3/15/30	1,000	1,090
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	5,600	6,743
Port Morrow Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	5,000	5,635
Washington County School District #15:
5.5% 6/15/20 (FSA Insured)	1,770	2,255
5.5% 6/15/21 (FSA Insured)	1,060	1,369
		29,383
Pennsylvania - 1.5%
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,000	3,292
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series B, 5% 6/15/16	1,365	1,562
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	6,225	7,034
Annville-Cleona School District Series 2005:
5.5% 3/1/24 (FSA Insured)	1,350	1,466
5.5% 3/1/25 (FSA Insured)	1,400	1,518
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	2,600	3,364
Easton Area School District Series 2006:
7.75% 4/1/25 (FSA Insured)	2,180	2,647
7.75% 4/1/25 (FSA Insured) (Pre-Refunded to 4/1/16 @ 100)	2,620	3,279
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Mifflin County School District Series 2007, 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	$ 3,400	$ 4,245
Monroeville Fin. Auth. Upmc Rev. Series 2012, 5% 2/15/25	4,680	5,561
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	2,000	2,519
Series 2012 A, 5% 6/1/27	4,105	4,718
Series A, 6.125% 6/1/14 (AMBAC Insured)	5,230	5,693
Pennsylvania Convention Ctr. Auth. Rev. Series A, 6.7% 9/1/16 (Escrowed to Maturity)	1,130	1,290
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,900	3,424
(Univ. of Pennsylvania Health Sys. Proj.) Series A, 5% 8/15/16	3,600	4,012
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 D, 5.5% 12/1/41	12,600	14,158
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	4,000	4,084
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	1,095	1,121
Ninth Series, 5.25% 8/1/40	3,750	4,000
Seventh Series, 5% 10/1/37 (AMBAC Insured)	8,900	9,246
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500	2,786
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	3,200	3,713
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,121
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	1,675	1,774
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/22	1,000	1,200
5% 6/1/23	2,500	2,973
		103,800
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - 0.8%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	$ 2,300	$ 2,352
Series 2003, 5.75% 7/1/19 (FGIC Insured)	3,240	3,359
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series C, 5.5% 7/1/21	3,000	3,235
Puerto Rico Govt. Dev. Bank:
Series 2006 B, 5% 12/1/12	5,000	5,034
Series 2006 C, 5.25% 1/1/15 (f)	5,000	5,251
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (c)	4,600	4,920
5.75%, tender 7/1/17 (c)	8,500	9,182
Series N:
5.5% 7/1/21	5,000	5,330
5.5% 7/1/22	3,250	3,450
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,300	4,017
Series 2009 A, 6% 8/1/42	7,600	8,447
Series A, 0% 8/1/54 (AMBAC Insured)	6,000	488
		55,065
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Univ. of Rhode Island Univ. Revs. Proj.):
Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	3,400	3,627
Series A:
5.25% 9/15/15 (AMBAC Insured)	1,725	1,868
5.25% 9/15/16 (AMBAC Insured)	1,815	1,964
5.25% 9/15/18 (AMBAC Insured)	1,005	1,081
		8,540
South Carolina - 1.7%
Greenwood Fifty School Facilities Installment:
5% 12/1/18 (Assured Guaranty Corp. Insured)	3,930	4,501
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,375	2,696
Lexington County Health Svcs. District, Inc. Hosp. Rev.:
5% 11/1/18	1,090	1,255
5% 11/1/19	1,000	1,137
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5.25% 12/1/18	1,540	1,756
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Richland County Hosp. Facilities Rev. (Cmnty. Provider Pooled Ln. Prog.) Series A, 7.125% 7/1/17 (Escrowed to Maturity)	$ 610	$ 709
Rock Hill Util. Sys. Rev. Series 2003 A:
5.375% 1/1/17 (FSA Insured)	1,380	1,397
5.375% 1/1/17 (Pre-Refunded to 1/1/13 @ 100)	720	729
5.375% 1/1/23 (Pre-Refunded to 1/1/13 @ 100)	1,025	1,038
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.):
5% 4/1/15	1,000	1,074
5% 4/1/24	4,000	4,190
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2012 B:
5% 12/1/18	5,000	6,122
5% 12/1/20	1,500	1,873
Series 2012 C:
5% 12/1/14 (b)	1,000	1,095
5% 12/1/14	2,000	2,191
5% 12/1/16 (b)	5,065	5,950
5% 12/1/16	2,000	2,349
5% 12/1/19 (b)	13,990	17,335
Series 2012 D, 5% 12/1/43	18,250	20,685
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 B:
5.25% 1/1/34	6,000	6,941
5.25% 1/1/39	2,800	3,234
Series 2004 A, 5% 1/1/39	7,600	7,868
Series 2005 B, 5% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,839
Series A, 5% 1/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,433
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	6,900	7,906
		112,303
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. (Reg'l. Health Proj.) Series 2010:
4.625% 9/1/27	1,000	1,063
5% 9/1/28	3,000	3,265
		4,328
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - 0.6%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
Series 2006, 5% 12/15/13	$ 8,000	$ 8,346
5% 12/15/12	4,500	4,541
5% 12/15/14	3,870	4,066
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	6,600	7,368
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) 5% 4/1/15	5,245	5,732
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B:
5.75% 7/1/23 (f)	5,820	6,874
5.75% 7/1/24 (f)	2,400	2,813
		39,740
Texas - 10.3%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	6,800	7,515
Argyle Independent School District Series 2005, 5.25% 8/15/40 (FSA Insured)	1,745	1,819
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/33	5,000	5,623
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	2,900	2,269
Austin Elec. Util. Sys. Rev.:
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,200	8,493
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,466
Austin Wtr. & Wastewtr. Sys. Rev.:
Series 2004 A, 5% 11/15/27 (AMBAC Insured)	1,780	1,929
Series 2005 A, 5% 5/15/31 (AMBAC Insured)	4,690	5,105
Bastrop Independent School District Series 2007:
5.25% 2/15/37	2,700	3,097
5.25% 2/15/42	5,000	5,654
Beaumont Independent School District 5% 2/15/38 (Assured Guaranty Corp. Insured)	1,450	1,612
Boerne Independent School District Series 2004, 5.25% 2/1/35 (Pre-Refunded to 2/1/13 @ 100)	5,100	5,185
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.):
5% 8/1/19 (AMBAC Insured)	1,695	1,918
5% 8/1/20 (AMBAC Insured)	1,780	1,985
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Coppell Independent School District 0% 8/15/20	$ 2,000	$ 1,725
Corpus Christi Util. Sys. Rev.:
5.25% 7/15/18 (FSA Insured)	3,305	3,934
5.25% 7/15/19 (FSA Insured)	4,000	4,700
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	9,700	9,465
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/38	21,000	24,343
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/23	1,250	1,384
Series A:
5% 11/1/42	14,800	16,317
5.25% 11/1/12 (f)	5,820	5,842
5% 11/1/13 (XL Cap. Assurance, Inc. Insured) (f)	2,665	2,794
5% 11/1/14 (XL Cap. Assurance, Inc. Insured) (f)	2,625	2,859
5% 11/1/17 (XL Cap. Assurance, Inc. Insured) (f)	4,325	4,613
Dallas Independent School District Series 2008, 6.375% 2/15/34	1,800	2,239
Del Mar College District 5.25% 8/15/20 (Pre-Refunded to 8/15/13 @ 100)	2,960	3,089
DeSoto Independent School District 0% 8/15/20	3,335	2,876
Duncanville Independent School District 5.65% 2/15/28	30	30
Freer Independent School District Series 2007, 5.25% 8/15/37	4,215	4,799
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,900	2,102
Garland Wtr. & Swr. Rev. 5.25% 3/1/23 (AMBAC Insured)	1,315	1,390
Grand Prairie Independent School District 0% 2/15/16	3,775	3,684
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.):
5.25% 4/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,570	1,608
5.25% 4/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,680	1,720
5.25% 4/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,348
5.25% 4/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,915	1,958
5.25% 4/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,022
5.25% 4/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,565	1,598
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Texas, Inc. Denton County Proj.) Series 2003 B, 3.5%, tender 5/1/13 (c)(f)	$ 2,500	$ 2,539
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	14,050	15,197
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	10,854
(Road Proj.):
Series 1996, 0% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,550	5,522
Series 2008 B, 5.25% 8/15/47	25,440	27,994
Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,196
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,298
5.25% 10/1/24	1,700	1,856
5.25% 10/1/24 (Pre-Refunded to 10/1/14 @ 100)	1,020	1,118
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	3,200	4,001
Houston Arpt. Sys. Rev. Series 2011 A:
5% 7/1/23 (f)	3,000	3,483
5% 7/1/25 (f)	1,500	1,713
Houston Independent School District:
Bonds Series 2012, 2.5%, tender 6/1/15 (c)	10,600	11,076
Series 2005 A, 0% 2/15/16	5,500	5,367
0% 8/15/13	9,835	9,814
Humble Independent School District:
Series 2000:
0% 2/15/16	3,000	2,927
0% 2/15/17	3,480	3,342
Series 2005 B, 5.25% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,995	2,189
Series 2009, 5% 2/15/34	4,300	5,034
Judson Independent School District Series 2005 B, 5% 2/1/22 (FSA Insured)	2,250	2,352
Keller Independent School District Series 1996 A, 0% 8/15/17	2,000	1,905
Kermit Independent School District 5.25% 2/15/37	4,130	4,646
Kingsville Independent School District 5.25% 2/15/37	3,650	4,114
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	$ 8,615	$ 9,538
Lower Colorado River Auth. Rev.:
Series 2010, 5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100)	80	82
Series 2012:
5% 5/15/31 (AMBAC Insured)	815	817
5.25% 5/15/18 (AMBAC Insured)	1,620	1,667
5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100)	95	98
5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100)	5	5
5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100)	10	10
5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100)	10	10
5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100)	60	62
5.75% 5/15/37	6,510	7,084
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	130	148
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2003 C, 5% 5/15/33	5,495	5,560
Series C:
5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100)	1,000	1,031
5.25% 5/15/19 (Pre-Refunded to 5/15/13 @ 100)	1,000	1,031
5.25% 5/15/20 (Pre-Refunded to 5/15/13 @ 100)	2,000	2,062
Mansfield Independent School District 5.5% 2/15/18	40	40
Midway Independent School District Series 2000, 0% 8/15/19	3,600	3,229
Navasota Independent School District:
Series 2005, 5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,275	2,403
5.5% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675	1,796
New Caney Independent School District Series 2007 A, 5.25% 2/15/37	2,680	3,117
North Forest Independent School District Series B, 5% 8/15/18 (FSA Insured)	1,470	1,658
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2006, 5% 9/1/35	4,000	4,403
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2003 A, 5% 1/1/28 (Pre-Refunded to 1/1/13 @ 100)	7,175	7,259
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (c)	4,000	4,573
Series 2008 A:
6% 1/1/23	4,800	5,686
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Texas Tollway Auth. Rev.: - continued
Series 2008 A:
6% 1/1/24	$ 2,000	$ 2,360
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	7,200	7,811
Series 2009 A, 6.25% 1/1/39	10,200	11,687
Series 2011 A:
5.5% 9/1/41	3,950	4,717
6% 9/1/41	6,200	7,755
Series 2011 D, 5% 9/1/28	13,000	15,342
Pflugerville Gen. Oblig. 5.5% 8/1/22 (Pre-Refunded to 8/1/13 @ 100)	1,000	1,044
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	3,110	3,449
5.375% 8/15/37	15,255	17,532
5.75% 8/15/29	280	281
Robstown Independent School District 5.25% 2/15/29 (Pre-Refunded to 2/15/14 @ 100)	3,165	3,380
Rockdale Independent School District Series 2007, 5.25% 2/15/37	5,100	5,623
San Antonio Arpt. Sys. Rev.:
5% 7/1/15 (FSA Insured) (f)	2,510	2,773
5% 7/1/17 (FSA Insured) (f)	2,765	3,201
5% 7/1/17 (FSA Insured) (f)	2,385	2,738
5.25% 7/1/19 (FSA Insured) (f)	2,635	2,980
5.25% 7/1/20 (FSA Insured) (f)	3,215	3,614
5.25% 7/1/20 (FSA Insured) (f)	2,775	3,120
San Antonio Elec. & Gas Sys. Rev.:
Series 2008, 5% 2/1/24	2,590	3,057
Series 2012, 5.25% 2/1/25	4,200	5,534
San Antonio Wtr. Sys. Rev. Series 2012:
5% 5/15/24	7,500	9,370
5% 5/15/25	10,000	12,409
5% 5/15/27	10,000	12,259
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	3,620	4,032
Snyder Independent School District:
5.25% 2/15/21 (AMBAC Insured)	1,035	1,108
5.25% 2/15/22 (AMBAC Insured)	1,090	1,163
5.25% 2/15/30 (AMBAC Insured)	1,800	1,897
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2010, 5% 10/1/35	1,700	1,974
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	$ 2,000	$ 2,274
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	6,900	8,147
(Hendrick Med. Ctr. Proj.) Series 2009 B:
5.25% 9/1/26 (Assured Guaranty Corp. Insured)	1,785	2,027
5.25% 9/1/27 (Assured Guaranty Corp. Insured)	2,375	2,684
Texas Gen. Oblig.:
(Trans. Commission Mobility Fund Proj.):
Series 2005 A, 4.75% 4/1/35	8,380	8,980
Series 2008, 4.75% 4/1/37	21,920	24,533
Series 2006 A, 5% 4/1/29	2,500	2,899
Series 2008, 5% 4/1/25	4,300	5,151
5.75% 8/1/26	1,175	1,179
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,715	17,825
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	5,200	6,353
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	7,300	8,781
Texas Pub. Fin. Auth. Bldg. Rev. Series 1990, 0% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,910	6,745
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A:
5.5% 8/15/39	37,550	37,675
5.75% 8/15/38 (AMBAC Insured)	15,900	15,956
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/23	2,320	2,717
5% 4/1/26	4,300	4,970
Texas Wtr. Dev. Board Rev.:
Series B, 5.375% 7/15/16	5,000	5,015
5.625% 7/15/21	1,315	1,319
Trinity River Auth. Rev. (Tarrant County Wtr. Proj.) 5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,930	5,496
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5.75% 7/1/27 (Pre-Refunded to 7/1/13 @ 100)	1,000	1,041
Waller Independent School District 5.5% 2/15/37	4,920	5,531
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Weatherford Independent School District 0% 2/15/33	$ 6,985	$ 3,529
Wylie Independent School District Series 2001, 0% 8/15/20	1,790	1,544
		695,596
Utah - 0.6%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series A, 6% 7/1/16 (Escrowed to Maturity)	9,205	9,238
Salt Lake City Hosp. Rev. (Intermountain Health Care Hosp., Inc. Proj.) Series A, 8.125% 5/15/15 (Escrowed to Maturity)	1,070	1,180
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.):
Series A:
5.25% 4/1/16 (Pre-Refunded to 4/1/13 @ 100)	3,590	3,679
5.25% 4/1/17 (Pre-Refunded to 4/1/13 @ 100)	4,335	4,443
5% 9/1/22	3,180	3,806
Utah State Board of Regents Rev. Series 2011 B:
5% 8/1/24	2,670	3,158
5% 8/1/25	2,175	2,561
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	9,070	10,539
		38,604
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	7,120	7,150
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	4,075	4,423
		11,573
Virginia - 0.3%
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. Bonds (King George Landfill, Inc. Proj.) Series 2003 A, 3.5%, tender 5/1/13 (c)(f)	4,050	4,103
Virginia Beach Dev. Auth. Hosp. Facilities Rev. (Virginia Beach Gen. Hosp. Proj.) 6% 2/15/13 (AMBAC Insured)	1,460	1,490
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012:
5% 7/1/34 (f)	6,000	6,308
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012: - continued
5% 1/1/40 (f)	$ 4,200	$ 4,373
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (c)	3,700	3,858
		20,132
Washington - 3.2%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27 (Pre-Refunded to 5/1/15 @ 100)	3,500	3,919
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	6,641
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (c)(f)	2,430	2,620
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,030	1,722
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/21	20,000	25,175
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B:
5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,590	1,721
5.25% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,760	1,883
5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	2,055	2,176
Kent Spl. Events Ctr. Pub. Facilities District Rev.:
5.25% 12/1/25 (FSA Insured)	2,575	2,913
5.25% 12/1/36 (FSA Insured)	9,180	10,008
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Pre-Refunded to 6/1/14 @ 100)	4,750	5,131
(Swr. Proj.) Series 2005, 5% 1/1/26 (Pre-Refunded to 1/1/15 @ 100)	5,000	5,522
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	22,700	26,220
Series 2009, 5.25% 1/1/42	2,600	3,001
Series 2010, 5% 1/1/50	6,500	7,207
Pierce County School District #10 Tacoma Series A, 5% 12/1/18 (FSA Insured)	4,000	4,549
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Port of Seattle Rev. Series D:
5.75% 11/1/13 (Pre-Refunded to 11/1/12 @ 100) (f)	$ 1,500	$ 1,506
5.75% 11/1/14 (Pre-Refunded to 11/1/12 @ 100) (f)	3,055	3,067
5.75% 11/1/16 (Pre-Refunded to 11/1/12 @ 100) (f)	2,250	2,259
Snohomish County School District #4, Lake Stevens 5.125% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,875	2,117
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
5.75% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,111
5.75% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,107
Washington Gen. Oblig.:
Series 2008 D, 5% 1/1/24	2,975	3,501
Series B, 5% 7/1/28 (Pre-Refunded to 7/1/15 @ 100)	395	445
Series R 97A:
0% 7/1/17 (Escrowed to Maturity)	7,045	6,745
0% 7/1/19 (Escrowed to Maturity)	9,100	8,288
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	5,000	5,992
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 C, 5.5% 10/1/35	10,000	11,327
(MultiCare Health Sys. Proj.) Series 2010 A:
5.25% 8/15/19	3,850	4,527
5.25% 8/15/20	2,000	2,314
(Providence Health Systems Proj.):
Series 2006 D, 5.25% 10/1/33	2,000	2,238
Series 2012 A:
5% 10/1/25	5,130	5,977
5% 10/1/26	13,395	15,518
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	7,550	8,684
5.7% 7/1/38	11,300	12,457
7% 7/1/39	3,000	3,489
		215,077
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	$ 700	$ 774
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	2,600	2,868
		3,642
Wisconsin - 0.4%
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26	1,245	1,522
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010:
5.5% 7/1/40	2,375	2,534
5.75% 7/1/30	2,655	3,030
(Children's Hosp. of Wisconsin Proj.) 5.25% 8/15/22	2,000	2,361
(Children's Hosp. Proj.) Series 2008 B, 5.375% 8/15/37	8,045	8,945
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	3,250	3,429
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A:
5.5% 8/15/15	1,480	1,533
5.5% 8/15/16	975	1,007
Series 2012, 4% 10/1/23 (b)	2,500	2,771
		27,132
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	8,600	9,770
TOTAL MUNICIPAL BONDS (Cost $6,074,260)		6,606,084
Money Market Funds - 1.1%
	Shares	Value (000s)
Fidelity Municipal Cash Central Fund, 0.20% (d)(e) (Cost $70,791)	70,791,000	$ 70,791
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $6,145,051)		6,676,875
NET OTHER ASSETS (LIABILITIES) - 0.7%		46,818
NET ASSETS - 100%		$ 6,723,693
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,837,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 2,663
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 90
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 6,606,084	$ -	$ 6,606,084	$ -
Money Market Funds	70,791	70,791	-	-
Total Investments in Securities:	$ 6,676,875	$ 70,791	$ 6,606,084	$ -
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $6,144,508,000. Net unrealized appreciation aggregated $532,367,000, of which $536,153,000 related to appreciated investment securities and $3,786,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Ohio
Municipal Income Fund

September 30, 2012

1.807742.108

OFR-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.9%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,600,000	$ 1,615,552
Ohio - 95.7%
Akron Bath Copley Hosp. District Rev.:
(Akron Gen. Health Systems Proj.) Series A:
5% 1/1/14	1,500,000	1,570,365
5% 1/1/15	1,275,000	1,369,873
(Children's Hosp. Med. Ctr. Proj.):
Series 2012 5% 11/15/22	1,000,000	1,156,920
Series 2012, 5% 11/15/23	3,245,000	3,719,322
Akron City Non-tax Rev. Econ. Dev. Series 1997, 6% 12/1/12 (Escrowed to Maturity)	440,000	444,092
Akron Ctfs. of Prtn. Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,475,000	1,590,670
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 B, 5.25% 9/1/27	5,000,000	5,771,700
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.) Series 2012:
5% 2/15/25	4,000,000	4,738,600
5.25% 2/15/28	8,040,000	9,587,057
(Prairie State Energy Campus Proj.):
Series 2008 A, 5% 2/15/38	4,075,000	4,415,100
Series 2009 A, 5.75% 2/15/39 (Assured Guaranty Corp. Insured)	3,000,000	3,463,500
Avon Gen. Oblig. Series 2009 B:
5% 12/1/36	1,040,000	1,147,557
5% 12/1/37	1,095,000	1,204,380
Beavercreek City School District Series 2009, 5% 12/1/36	2,250,000	2,515,455
Bowling Green City School District 5% 12/1/34 (FSA Insured)	2,000,000	2,160,060
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	2,800,000	3,016,888
5% 6/1/17	2,865,000	3,105,918
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,180,000	1,292,997
Bucyrus City School District 5% 12/1/30 (FSA Insured)	5,120,000	5,546,752
Butler County Hosp. Facilities Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2011, 6.375% 4/1/36	5,030,000	6,051,895
(UC Health Proj.) Series 2010, 5.5% 11/1/40	3,025,000	3,289,748
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A, 5% 12/15/16 (AMBAC Insured)	$ 2,455,000	$ 2,685,574
Butler County Trans. Impt. District Series 2007, 5% 12/1/18 (XL Cap. Assurance, Inc. Insured)	1,015,000	1,201,862
Canal Winchester Local School District Series B, 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,030,000	1,106,890
Chagrin Falls Exempted Village School District Series 2005, 5.25% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,915,000	2,070,096
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,689,400
Cincinnati City School District Ctfs. of Prtn. (School Impt. Proj.) 5% 12/15/28 (FSA Insured)	1,000,000	1,121,110
Cincinnati Gen. Oblig. Series 2009 A:
4.5% 12/1/29	500,000	553,230
5% 12/1/20	1,240,000	1,505,348
Cincinnati Wtr. Sys. Rev.:
Series A, 5% 12/1/36	1,750,000	2,037,613
Series B, 5% 12/1/32	6,500,000	7,403,630
Cleveland Arpt. Sys. Rev. Series 2000 C, 5% 1/1/20 (FSA Insured)	3,500,000	3,869,495
Cleveland Gen. Oblig.:
Series 2005, 5.5% 10/1/20 (AMBAC Insured)	7,350,000	9,094,890
Series 2012, 5% 12/1/25	2,350,000	2,770,204
Series C:
5.25% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,344,453
5.25% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,145,000	1,398,160
5.25% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,210,000	1,483,920
5.25% 11/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885,000	2,313,385
Cleveland Muni. School District Series 2004:
5.25% 12/1/17 (FSA Insured)	2,215,000	2,384,204
5.25% 12/1/19 (FSA Insured)	1,045,000	1,119,226
5.25% 12/1/23 (FSA Insured)	1,000,000	1,060,080
Cleveland Parking Facilities Rev.:
5.25% 9/15/17 (Escrowed to Maturity)	1,440,000	1,764,518
5.25% 9/15/17 (FSA Insured)	3,040,000	3,517,371
Cleveland Pub. Pwr. Sys. Rev. Series 2010:
5% 11/15/15	2,335,000	2,597,244
5% 11/15/16	1,820,000	2,074,127
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Cleveland State Univ. Gen. Receipts Series 2012:
5% 6/1/24	$ 1,920,000	$ 2,288,237
5% 6/1/25	2,500,000	2,959,375
5% 6/1/26	3,075,000	3,612,756
Cleveland Wtrwks. Rev.:
(First Mtg. Prog.) Series G, 5.5% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	20,260
Series 2007 O, 5% 1/1/37	3,200,000	3,473,088
Columbus City School District (School Facilities Construction and Impt. Proj.):
Series 2006, 5% 12/1/18 (FSA Insured)	5,000,000	5,846,500
Series 2009 B:
5% 12/1/26	1,805,000	2,157,914
5% 12/1/28	3,105,000	3,684,797
5% 12/1/29	1,000,000	1,182,370
Columbus Gen. Oblig. Series 2012 A, 4% 2/15/27	10,000,000	11,276,184
Columbus Swr. Sys. Rev. Series 2008 A, 5% 6/1/24	1,515,000	1,776,550
Cuyahoga Cmnty. College District Gen. Oblig. Series 2009 C:
5% 8/1/25	1,140,000	1,322,263
5% 8/1/27	1,200,000	1,379,760
Cuyahoga County Gen. Oblig. Series A, 0% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,405,000
Dayton Gen. Oblig.:
4% 12/1/22 (a)	750,000	839,985
4% 12/1/25 (a)	1,540,000	1,674,781
Dayton School District (School Facility Construction & Impt. Proj.) Series 2003 A, 5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,975,000	5,054,899
Dublin City School District 5% 12/1/21	1,200,000	1,424,508
Fairfield City School District 7.45% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600,000	641,256
Fairview Park Gen. Oblig. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,955,000	6,480,350
Franklin County Convention Facilities Auth. Tax & Lease Rev. 5.25% 12/1/19 (Pre-Refunded to 12/1/12 @ 100)	4,000,000	4,033,040
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.):
Series 2009, 5.25% 11/1/40	5,000,000	5,584,050
Series A:
5% 11/1/15	260,000	292,539
5% 11/1/16	265,000	306,904
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Gallia County Local School District (School Impt. Proj.) 5% 12/1/33 (FSA Insured)	$ 3,000,000	$ 3,151,140
Greater Cleveland Reg'l. Transit Auth. Series 2012:
5% 12/1/23	1,000,000	1,209,910
5% 12/1/24	1,800,000	2,163,096
5% 12/1/25	1,170,000	1,398,606
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,985,000	2,103,246
5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075,000	1,140,134
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,190,000	2,309,684
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,130,000	1,195,009
Hamilton County Econ. Dev. Rev. (King Highland Cmnty. Urban Redev. Corp. Proj.) Series A, 5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,070,000	1,192,376
Hamilton County Health Care Facilities Rev. (Christ Hosp. Proj.) Series 2012, 5.25% 6/1/24	3,000,000	3,419,160
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series 2004 J:
5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835,000	1,951,174
5.25% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,585,000	2,725,986
5.25% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720,000	2,857,659
Hamilton County Sales Tax Rev. Series 2011 A, 5% 12/1/24	4,870,000	5,653,388
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/30 (FSA Insured)	2,500,000	2,810,725
Hamilton County Swr. Sys. Rev.:
(Metropolitan Swr. District Proj.) Series 2005 B, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,391,520
Series 06A, 5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050,000	2,395,241
Hamilton Wtrwks. Rev. 5% 10/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,013,320
Hancock County Hosp. Facilities Rev. (Blanchard Valley Reg'l. Health Ctr. Proj.) Series 2011 A, 6.25% 12/1/34	4,100,000	4,838,492
Hilliard Gen. Oblig. 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,134,190
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Huber Heights City School District Unltd. Tax School Impt. Gen. Oblig. Series 2009, 5% 12/1/36	$ 1,500,000	$ 1,672,530
Huber Heights Wtr. Sys. Rev. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,285,000	2,435,262
Kent City School District Series 2004, 5% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,527,302
Kent State Univ. Revs.:
Series 2009 B:
5% 5/1/26 (Assured Guaranty Corp. Insured)	4,100,000	4,726,152
5% 5/1/28 (Assured Guaranty Corp. Insured)	5,000,000	5,724,400
5% 5/1/29 (Assured Guaranty Corp. Insured)	1,000,000	1,140,980
5% 5/1/30 (Assured Guaranty Corp. Insured)	1,115,000	1,267,867
Series 2012 A:
5% 5/1/24	1,385,000	1,680,891
5% 5/1/25	1,500,000	1,810,515
5% 5/1/26	1,600,000	1,920,688
Kings Local School District 5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365,000	1,495,521
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C:
5% 8/15/14	2,055,000	2,194,740
5% 8/15/15	1,160,000	1,257,475
5% 8/15/16	1,260,000	1,402,430
5% 8/15/17	1,000,000	1,123,610
Lakewood City School District:
0% 12/1/15 (FSA Insured)	1,500,000	1,434,840
0% 12/1/16 (FSA Insured)	1,200,000	1,128,120
Lancaster Ohio City School District Series 2012:
5% 10/1/37	2,000,000	2,287,460
5% 10/1/49	3,000,000	3,328,650
Licking Heights Local School District 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,614,390
Lucas County Hosp. Rev.:
(Promedia Health Care Oblig. Group Proj.):
5% 11/15/13 (AMBAC Insured)	1,135,000	1,188,663
5% 11/15/38	1,090,000	1,152,817
(ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	2,800,000	3,480,372
Series 2011 D:
5% 11/15/22	1,000,000	1,202,660
5% 11/15/25	5,000,000	5,914,850
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Lucas-Plaza Hsg. Dev. Corp. Mtg. Rev. (The Plaza Section 8 Assisted Proj.) Series 1991 A, 0% 6/1/24 (Escrowed to Maturity)	$ 9,000,000	$ 6,666,840
Marysville Village School District 5% 12/1/29 (FSA Insured)	4,000,000	4,276,840
Marysville Wastewtr. Treatment Sys. Rev.:
4% 12/1/20 (XL Cap. Assurance, Inc. Insured)	115,000	121,529
4.125% 12/1/21 (XL Cap. Assurance, Inc. Insured)	85,000	89,830
4.15% 12/1/22 (XL Cap. Assurance, Inc. Insured)	25,000	26,328
Miamisburg City School District:
Series 2008, 5% 12/1/33	1,340,000	1,480,955
Series 2009, 5% 12/1/23 (Assured Guaranty Corp. Insured)	1,405,000	1,611,282
Middleburg Heights Hosp. Rev. Series 2011, 5.25% 8/1/41	3,000,000	3,243,960
Milford Exempt Village School District 5.25% 12/1/33	5,000,000	5,592,550
Montgomery County Rev.:
(Catholic Health Initiatives Proj.):
Series 2008 D, 6.25% 10/1/33	2,500,000	3,031,300
Series C1, 5% 10/1/41 (FSA Insured)	5,000,000	5,311,500
(Miami Valley Hosp. Proj.) Series 2009 A, 6% 11/15/28	2,000,000	2,140,380
Bonds (Catholic Health Initiatives Proj.) Series 2008 D2, 5.25%, tender 11/12/13 (b)	2,000,000	2,103,480
Series A, 6.25% 11/15/39	2,250,000	2,406,443
North Olmsted Gen. Oblig. Series D, 5.25% 12/1/20 (AMBAC Insured)	2,075,000	2,369,671
Northmont City School District Series 2012 A, 5% 11/1/49	5,000,000	5,562,400
Oak Hills Local School District Facilities Construction and Impt. Series B, 6.9% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	505,110
Ohio Air Quality Dev. Auth. Rev.:
Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (b)(c)	2,000,000	2,011,140
Series 2009 C, 5.625% 6/1/18	2,600,000	3,014,414
Ohio Bldg. Auth. (Adult Correctional Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/24	1,790,000	2,086,764
Series 2010 A, 5% 10/1/24	6,030,000	7,135,420
Ohio Gen. Oblig.:
(College Savings Prog.) 0% 8/1/14	1,375,000	1,345,259
(Common Schools Proj.) Series 2006 D, 5% 9/15/21	500,000	570,950
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Gen. Oblig.: - continued
(Higher Ed. Cap. Facilities Proj.) Series 2005 B, 5% 5/1/16	$ 1,000,000	$ 1,156,660
(Infrastructure Impt. Proj.) Series A, 5% 3/1/26	1,850,000	2,073,036
Series 2006 D, 5% 9/15/20	5,000,000	5,751,900
Series 2008 A:
5.375% 9/1/23	1,165,000	1,391,406
5.375% 9/1/28	7,210,000	8,565,913
Series 2011 A, 5% 9/15/21	6,450,000	8,112,617
Series 2012 A:
5% 2/1/26	1,000,000	1,215,460
5% 2/1/27	5,000,000	6,028,500
Series 2012 B:
5% 9/1/21	1,390,000	1,746,869
5% 3/15/25	7,500,000	9,163,425
Series Q, 5% 4/1/25	1,845,000	2,256,048
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.):
Series 1990 B, 6.5% 10/1/20	2,335,000	2,900,794
Series 1994:
6.125% 10/1/15	2,000,000	2,310,620
6.25% 10/1/16	2,500,000	3,002,875
(Cleveland Clinic Foundation Proj.) Series 2008 A:
5.25% 1/1/33	1,635,000	1,822,289
5.5% 1/1/43	3,500,000	3,866,065
(John Carroll Univ. Proj.) 5% 4/1/17	1,000,000	1,102,550
(Kenyon College Proj.) Series 2010, 5.25% 7/1/44	2,750,000	3,017,108
(Univ. Hosp. Health Sys. Proj.):
Series 2007 A, 5.25% 1/15/46	4,000,000	4,156,480
Series 2010 A, 5.25% 1/15/23	2,500,000	2,860,175
(Univ. of Dayton Proj.):
Series 2004, 5% 12/1/17 (AMBAC Insured)	2,170,000	2,337,611
Series 2009, 5.5% 12/1/36	5,000,000	5,517,600
Ohio Hosp. Facilities Rev.:
(Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	7,000,000	7,883,260
Series 2011 A, 5% 1/1/32	3,500,000	3,969,490
Ohio Muni. Elec. Gen. Agcy. (Belleville Hydroelectric Proj.) 5% 2/15/17 (AMBAC Insured)	1,215,000	1,280,622
Ohio Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 4.95% 9/1/20 (c)	3,000,000	3,002,910
Ohio State Univ. Gen. Receipts:
Series 2008 A, 5% 12/1/26	2,225,000	2,636,981
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio State Univ. Gen. Receipts: - continued
Series 2012 A, 4% 6/1/27	$ 1,270,000	$ 1,439,088
Ohio Tpk. Commission Tpk. Rev.:
Series 1998 A, 5.5% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,788,520
Series 2010 A, 5% 2/15/31	5,000,000	5,716,750
Ohio Univ. Gen. Receipts Athens:
Series A, 5% 12/1/33 (FSA Insured)	1,190,000	1,305,228
Series B, 5% 12/1/31 (FSA Insured)	3,540,000	3,832,192
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	1,020,000	1,151,131
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.):
Series 2004, 5% 12/1/17	80,000	85,989
Series 2005:
5.25% 6/1/18	2,610,000	3,235,226
5.25% 12/1/18	2,610,000	3,278,264
(Fresh Wtr. Impt. Proj.):
Series 2005, 5.5% 6/1/17	4,710,000	5,740,124
Series 2009 B, 5% 12/1/24	1,025,000	1,341,243
Series B, 5.5% 6/1/16 (FSA Insured)	1,560,000	1,839,490
(Fresh Wtr. Proj.) Series 2009 B, 5% 12/1/25	1,950,000	2,573,532
(Pure Wtr. Proj.) Series I, 6% 12/1/16 (Escrowed to Maturity)	1,000,000	1,090,100
5.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,180,000	1,339,206
5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,160,000	1,380,458
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
(Wtr. Quality Proj.):
Series 2010 A:
5% 12/1/29	2,000,000	2,414,720
5% 6/1/30	1,000,000	1,202,900
Series 2010, 5% 12/1/22	3,000,000	3,747,300
Series 2005 B, 0% 12/1/14	1,500,000	1,470,855
5.25% 12/1/19	1,975,000	2,516,051
Olentangy Local School District:
5% 12/1/30 (FSA Insured)	4,025,000	4,464,168
5% 12/1/36	2,700,000	2,973,213
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Reynoldsburg City School District (School Facilities Construction & Impt. Proj.):
0% 12/1/16	$ 1,250,000	$ 1,155,413
0% 12/1/17	1,250,000	1,125,113
5% 12/1/32	1,500,000	1,667,445
RiverSouth Auth. Rev. Series 2005 A, 5.25% 12/1/15	1,000,000	1,131,570
Rocky River Gen. Oblig. 5% 12/1/19 (AMBAC Insured)	2,125,000	2,290,559
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,600,000	2,886,572
Scioto County Marine Term. Facilities Rev. (Norfolk Southern Corp. Proj.) 5.3% 8/15/13	3,000,000	3,006,510
South-Western City School District Franklin & Pickway County Series 2012 B, 5% 12/1/36	2,000,000	2,298,860
Springboro Cmnty. City School District 5.25% 12/1/20 (FSA Insured)	2,780,000	3,384,650
St. Marys City School District:
5% 12/1/27 (FSA Insured)	470,000	522,988
5% 12/1/35 (FSA Insured)	2,500,000	2,708,325
Strongsville Gen. Oblig. (Street Impt. Proj.) Series 2009, 5% 12/1/27	1,680,000	2,054,808
Summit County Gen. Oblig.:
5.25% 12/1/20	1,645,000	1,723,516
5.25% 12/1/21	1,740,000	1,820,162
Sylvania City School District Series 2009, 5.25% 12/1/36 (Assured Guaranty Corp. Insured)	7,055,000	7,679,509
Tallmadge School District Gen. Oblig. 5% 12/1/31 (FSA Insured)	4,000,000	4,311,520
Toledo City School District (School Facilities Impt. Proj.) Series 2009, 5.375% 12/1/35	1,000,000	1,128,450
Toledo Gen. Oblig. Series 2012 A, 5% 12/1/20 (a)	1,635,000	1,946,974
Toledo Wtrwks. Rev.:
5% 11/15/16 (AMBAC Insured)	1,110,000	1,161,837
5% 11/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,775,975
Univ. of Akron Gen. Receipts:
Series A, 5.25% 1/1/30 (FSA Insured)	3,000,000	3,385,710
Series B, 5% 1/1/27 (Pre-Refunded to 1/1/14 @ 100)	1,405,000	1,486,771
Univ. of Cincinnati Gen. Receipts:
Series 2004 A:
5% 6/1/18 (AMBAC Insured)	1,445,000	1,547,667
5% 6/1/19 (AMBAC Insured)	1,520,000	1,623,816
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Univ. of Cincinnati Gen. Receipts: - continued
Series 2008 C:
5% 6/1/22 (FSA Insured)	$ 1,000,000	$ 1,158,050
5% 6/1/23 (FSA Insured)	2,000,000	2,308,000
5% 6/1/24 (FSA Insured)	2,000,000	2,298,780
Series 2010 F, 5% 6/1/32	2,000,000	2,311,060
Series 2012 A:
5% 6/1/22	2,000,000	2,479,040
5% 6/1/23	2,000,000	2,455,620
Vandalia-Butler City School District Series 2010, 5% 12/1/38	2,170,000	2,439,709
Warren County Gen. Oblig. 6.1% 12/1/12	85,000	85,812
West Muskingum Local School District School Facilities Construction and Impt. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	670,000	678,174
Wright State Univ. Gen. Receipts:
Series 2011 A, 5% 5/1/23	2,665,000	3,054,570
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,375,000	1,446,211
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,510,416
5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,515,000	1,582,811
		598,601,816
Puerto Rico - 2.4%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2012 A, 5.75% 7/1/37	1,900,000	2,002,695
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2012 A, 5.5% 7/1/39	1,500,000	1,547,820
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series KK, 5.5% 7/1/15	1,800,000	1,976,490
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,477,775
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (b)	1,000,000	1,080,260
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,300,000	1,840,098
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	172,722
0% 8/1/47 (AMBAC Insured)	1,000,000	139,790
Series 2009 A, 6% 8/1/42	1,000,000	1,111,460
Series 2010 C, 6% 8/1/39	1,800,000	2,029,482
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.: - continued
Series 2011 C:
0% 8/1/39	$ 6,990,000	$ 1,596,796
0% 8/1/41	1,600,000	325,568
		15,300,956
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,000,000	1,119,040
Series 2009 A, 6.75% 10/1/37	1,000,000	1,167,010
Series 2009 B, 5% 10/1/25	1,000,000	1,098,850
		3,384,900
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $572,500,236)	618,903,224
NET OTHER ASSETS (LIABILITIES) - 1.1%	6,679,977
NET ASSETS - 100%	$ 625,583,201
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $572,518,237. Net unrealized appreciation aggregated $46,384,987, of which $46,501,123 related to appreciated investment securities and $116,136 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Pennsylvania
Municipal Income Fund

September 30, 2012

1.807743.108

PFL-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.2%
	Principal Amount	Value
New Jersey/Pennsylvania - 1.8%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series A, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,425,000	$ 1,550,756
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2001 A, 5.5% 1/1/18 (FSA Insured)	3,000,000	3,010,590
Series 2010 D, 5% 1/1/30	3,500,000	3,999,100
		8,560,446
Pennsylvania - 96.9%
Adams County Indl. Dev. Auth. Rev. (Gettysburg College Proj.) Series 2010, 5% 8/15/24	1,000,000	1,152,050
Allegheny County Series C-55, 5.375% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,535,000	3,548,893
Allegheny County Arpt. Auth. Rev.:
(Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,545,000	2,792,883
Series 2006 B:
5% 1/1/21 (FGIC Insured) (c)	3,190,000	3,627,828
5% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,650,000	1,877,486
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,000,000	3,158,460
Allegheny County Higher Ed. Bldg. Auth. Series 2012 A, 5% 3/1/24	4,000,000	4,897,800
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series A, 5% 9/1/14	2,525,000	2,740,332
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5% 8/15/21	2,000,000	2,328,720
Allegheny County Port Auth. Spl. Rev. 5% 3/1/17	2,000,000	2,296,760
Allegheny County Sanitation Auth. Swr. Rev.:
Series 2010, 5% 6/1/40 (FSA Insured)	6,690,000	7,386,764
Series A, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,725,000	1,904,486
Annville-Cleona School District Series 2005:
6% 3/1/28 (FSA Insured)	1,500,000	1,640,895
6% 3/1/31 (FSA Insured)	1,975,000	2,151,229
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.7%, tender 4/2/18 (b)	3,000,000	3,001,530
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Berks County Muni. Auth. Rev.:
(Reading Hosp. & Med. Ctr. Proj.) Series 2009 A3, 5.25% 11/1/18	$ 3,000,000	$ 3,625,950
Series 2012 A, 5% 11/1/40	3,590,000	3,963,396
Bucks County Cmnty. College Auth. College Bldg. Rev. 5% 6/15/28	250,000	283,998
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania Suburban Wtr. Co. Proj.) Series 2002, 5.55% 9/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,870,000	1,873,684
Bucks County Wtr. & Swr. Auth. Sys. Rev. Series 2006, 5% 6/1/15 (FSA Insured)	1,785,000	1,971,515
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2009 B, 7.125% 7/1/29	1,035,000	1,283,866
Canon McMillan School District Series 2002 B, 5.75% 12/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,511,850
Centennial School District:
Series 2010 A, 5% 12/15/30	3,000,000	3,627,000
Series A, 5.25% 12/15/37 (FSA Insured)	5,000,000	5,662,150
Central Bradford Prog. Auth. Rev. Series 2011, 5.375% 12/1/41	2,000,000	2,281,540
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	2,000,000	2,587,560
Chambersburg Area School District Series 2007:
5.25% 3/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,203,200
5.25% 3/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,199,000
5.25% 3/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600,000	3,946,356
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.) Series 2012:
5% 11/1/37	1,520,000	1,695,758
5% 11/1/42	3,000,000	3,328,170
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2009 A, 5.25% 6/1/17	3,000,000	3,376,230
Delaware County Auth. College Rev. (Haverford College Proj.) Series 2010 A, 5% 11/15/31	4,090,000	4,732,703
Delaware County Auth. Univ. Rev. Series 2010, 5.25% 12/1/31	2,450,000	2,814,683
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
East Stroudsburg Area School District:
Series 2007 A:
7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,267,820
7.75% 9/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200,000	10,311,664
Series 2007, 7.75% 9/1/28 (Pre-Refunded to 9/1/16 @ 100)	2,750,000	3,521,238
Easton Area School District Series 2006:
7.5% 4/1/22 (FSA Insured)	2,700,000	3,281,445
7.75% 4/1/25 (FSA Insured)	395,000	479,645
7.75% 4/1/25 (FSA Insured) (Pre-Refunded to 4/1/16 @ 100)	480,000	600,782
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	2,750,000	3,016,063
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5.3% 7/1/30	1,770,000	2,002,348
5.375% 7/1/42	2,130,000	2,333,649
Kennett Consolidated School District Series A, 5.25% 2/15/15 (FGIC Insured)	705,000	716,245
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2006, 5% 11/1/20	1,065,000	1,178,923
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2009, 5.5% 12/1/39	2,500,000	2,787,350
Lycoming County Auth. Health Sys. Rev. (Susquehanna Health Sys.) Series 2009 A, 5.5% 7/1/21	3,500,000	4,023,600
Mifflin County School District Series 2007:
7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,405,856
7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	1,175,000	1,467,023
Monroe County Hosp. Auth. Rev.:
(Pocono Med. Ctr. Proj.) Series 2012 A, 5% 1/1/32	1,400,000	1,510,586
(Ponco Med. Ctr. Proj.) Series 2012 A, 5% 1/1/41	1,750,000	1,847,983
Monroeville Fin. Auth. UPMC Rev. Series 2012:
5% 2/15/26	1,500,000	1,779,120
5% 2/15/27	3,625,000	4,297,945
Montgomery County Indl. Dev. Series 2012 A, 5% 10/1/41	5,000,000	5,474,500
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 2009 A, 5% 6/1/17	2,000,000	2,320,800
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.): - continued
Series 2012 A:
5% 6/1/23	$ 3,850,000	$ 4,541,037
5% 6/1/24	1,500,000	1,756,800
Series A, 6% 6/1/16 (AMBAC Insured)	1,000,000	1,171,010
Montgomery County Higher Ed. & Health Auth. Rev. (Dickinson College Proj.) Series 2006 FF1, 5% 5/1/28 (CDC IXIS Finl. Guaranty Insured)	900,000	972,045
Mount Lebanon School District Series 2009 A:
5% 2/15/15	500,000	549,625
5% 2/15/34	2,250,000	2,566,328
North Hampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Hosp. Proj.) Series 2010 A:
5.25% 8/15/16	1,245,000	1,399,256
5.25% 8/15/18	1,450,000	1,646,794
Northampton County Gen. Oblig. Series 2012 B:
5% 10/1/23 (a)	1,000,000	1,258,160
5% 10/1/25 (a)	2,500,000	3,102,150
5% 10/1/26 (a)	2,500,000	3,084,550
Oxford Area School District Series 2007 D:
5.375% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	795,000	873,228
5.375% 2/1/27 (Pre-Refunded to 8/1/15 @ 100)	995,000	1,132,529
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/24	1,745,000	2,048,019
5% 3/1/25	3,255,000	3,799,789
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. Bonds (PPL Energy Supply LLC Proj.) Series 2009 A, 3%, tender 9/1/15 (b)	2,000,000	2,087,460
Pennsylvania Econ. Dev. Fing. Auth. Health Sys. Rev. (Albert Einstein Med. Ctr. Proj.) Series 2009 A, 5.25% 10/15/15	2,000,000	2,160,300
Pennsylvania Gen. Oblig.:
First Series 2007 A, 5% 11/1/23	9,710,000	11,606,936
First Series 2008, 5% 5/15/27	805,000	924,373
First Series 2009, 5% 3/15/27	3,000,000	3,626,790
First Series 2011, 5% 11/15/25	4,000,000	4,946,600
First Series 2011, 5% 11/15/24	5,000,000	6,211,350
Second Series 2005, 5% 1/1/25	9,900,000	11,174,526
Second Series 2007 A, 5% 8/1/25	2,500,000	2,945,550
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Gen. Oblig.: - continued
Second Series 2009:
5% 4/15/25	$ 500,000	$ 608,175
5% 4/15/28	5,000,000	6,029,900
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Slippery Rock Univ. Proj.) Series 2007 A, 5% 7/1/39 (XL Cap. Assurance, Inc. Insured)	2,500,000	2,582,900
(Thomas Jefferson Univ. Proj.) Series 2012:
5% 3/1/18 (a)	250,000	295,453
5% 3/1/20 (a)	300,000	356,922
5% 3/1/22 (a)	275,000	330,286
5% 3/1/23 (a)	585,000	701,304
5% 3/1/42 (a)	1,750,000	1,954,208
(Univ. of Pennsylvania Health Sys. Proj.):
Series 2005 A, 5% 8/15/17	3,000,000	3,332,850
Series 2009 A, 5.25% 8/15/22	2,655,000	3,140,546
Series 2011 A, 5.75% 8/15/41	4,980,000	5,839,996
First Series 2012, 5% 4/1/20 (a)	750,000	908,198
First Series:
5% 4/1/21 (a)	500,000	606,635
5% 4/1/22 (a)	600,000	732,888
5% 4/1/23 (a)	800,000	968,104
5% 4/1/24 (a)	1,100,000	1,322,904
Series 2010 E, 5% 5/15/31	2,500,000	2,775,200
Series 2010:
5% 9/1/30	1,150,000	1,359,703
5% 9/1/31	1,025,000	1,206,271
Pennsylvania State Univ.:
Series 2005, 5% 9/1/29	1,550,000	1,697,436
Series 2008 A, 5% 8/15/29	3,945,000	4,418,400
Series 2010:
5% 3/1/22	2,640,000	3,125,074
5% 3/1/40	3,635,000	4,038,231
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Series 2003 C, 5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,380,040
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2004 A, 5.25% 12/1/32 (AMBAC Insured)	2,900,000	3,133,566
Series 2006 A:
5% 12/1/23 (AMBAC Insured)	7,695,000	8,636,175
5% 12/1/25 (AMBAC Insured)	7,345,000	8,201,647
5% 12/1/26 (AMBAC Insured)	3,500,000	3,898,965
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Tpk. Commission Tpk. Rev.: - continued
Series 2008 B1, 5.5% 6/1/33	$ 4,000,000	$ 4,490,360
Series 2008 C4, 6.25% 6/1/38 (Assured Guaranty Corp. Insured)	2,000,000	2,342,820
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,552,845
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.):
Eighteenth Series:
5.25% 8/1/17 (Assured Guaranty Corp. Insured)	1,500,000	1,586,745
5.25% 8/1/19 (Assured Guaranty Corp. Insured)	1,000,000	1,051,550
5.25% 8/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,046,780
Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	2,700,000	2,756,592
(1998 Gen. Ordinance Proj.):
Fifth Series A1:
5% 9/1/33 (FSA Insured)	2,800,000	2,865,436
5.25% 9/1/17 (Assured Guaranty Corp. Insured)	3,665,000	3,882,921
5.25% 9/1/18 (Assured Guaranty Corp. Insured)	3,340,000	3,530,213
Ninth Series, 5.25% 8/1/40	5,595,000	5,967,739
Seventh Series, 5% 10/1/37 (AMBAC Insured)	5,245,000	5,449,031
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	6,000,000	6,686,460
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	3,550,000	4,119,491
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. (Jefferson Health Sys. Proj.) Series 2010 B, 5.25% 5/15/30	4,000,000	4,550,240
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Children's Hosp. of Philadelphia Proj.) Series 2011 D, 5% 7/1/32	2,500,000	2,907,025
Philadelphia Redev. Auth. Rev.:
(Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,040,240
Series 2012:
5% 4/15/21	1,000,000	1,175,910
5% 4/15/25	2,230,000	2,567,444
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	2,900,000	3,072,173
Series 2005 D, 5.5% 6/1/16 (FSA Insured)	2,030,000	2,294,144
Series 2010 C, 5% 9/1/21	4,000,000	4,589,920
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2010 C, 5% 8/1/40 (FSA Insured)	$ 4,000,000	$ 4,474,320
Series 2011 A, 5% 1/1/41	2,715,000	3,018,700
Series A:
5% 11/1/31 (FGIC Insured)	400,000	400,956
5.375% 11/1/19 (Pre-Refunded to 11/1/12 @ 100)	3,000,000	3,012,120
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2012, 5% 2/1/25 (FSA Insured)	2,250,000	2,630,475
Pittsburgh Gen. Oblig.:
Series 2006 B:
5.25% 9/1/15 (FSA Insured)	2,000,000	2,221,300
5.25% 9/1/16 (FSA Insured)	3,000,000	3,426,990
Series 2012 A, 5% 9/1/22	2,000,000	2,382,280
Pittsburgh School District Series 2012 A, 5% 9/1/21 (FSA Insured)	4,000,000	4,890,880
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 1993 A:
6.5% 9/1/13 (Escrowed to Maturity)	1,670,000	1,764,455
6.5% 9/1/13 (FGIC Insured)	1,875,000	1,950,938
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Sys. Proj.) Series 2010, 5.25% 7/1/23	1,000,000	1,109,170
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	2,500,000	2,938,925
Southeastern Pennsylvania Trans. Auth. Rev. Series 2010, 5% 3/1/16	1,500,000	1,698,540
State Pub. School Bldg. Auth. College Rev.:
(Delaware County Cmnty. College Proj.) Series 2008, 5% 10/1/20 (FSA Insured)	1,000,000	1,149,190
(Montgomery County Cmnty. College Proj.) Series 2008:
5% 5/1/27 (FSA Insured)	1,775,000	1,988,959
5% 5/1/28 (FSA Insured)	1,000,000	1,117,790
Unionville-Chadds Ford School District Gen. Oblig. Series 2009 A, 5% 6/1/32	3,000,000	3,529,950
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. (Univ. Cap. Proj.):
Series 2000 B, 5.25% 9/15/34	2,000,000	2,350,260
Series 2000 C, 5% 9/15/35	2,000,000	2,293,780
Series 2007 B, 5.25% 9/15/28	2,500,000	3,010,325
Series 2009 A, 5% 9/15/16	1,150,000	1,344,281
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. (Univ. Cap. Proj.): - continued
Series 2009 B:
5% 9/15/28	$ 2,000,000	$ 2,344,200
5.5% 9/15/24	5,250,000	6,424,268
West Shore Area Auth. Hosp. Series 2011 B, 5.75% 1/1/41	1,500,000	1,691,205
Westmoreland County Gen. Oblig. Series 1992, 0% 8/1/15 (Escrowed to Maturity)	4,290,000	4,188,327
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/25	4,365,000	4,780,766
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A:
0% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,264,700
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,049,775
0% 8/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,550,000	4,949,442
Wilson School District Series 2007, 5.25% 6/1/25 (XL Cap. Assurance, Inc. Insured)	5,740,000	6,383,167
York City Swr. Auth. Swr. Rev. Series 1990, 0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,235,000	3,225,489
		467,798,494
Puerto Rico - 0.5%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	500,000	516,435
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2011 C:
0% 8/1/39	$ 8,200,000	$ 1,873,208
0% 8/1/41	1,200,000	244,176
		2,633,819
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $444,144,926)	478,992,759
NET OTHER ASSETS (LIABILITIES) - 0.8%	4,037,713
NET ASSETS - 100%	$ 483,030,472
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $444,144,926. Net unrealized appreciation aggregated $34,847,833, of which $34,850,036 related to appreciated investment securities and $2,203 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Short-Intermediate
Municipal Income Fund

September 30, 2012

1.807744.108

STM-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 85.3%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2007 B, 4.875%, tender 3/19/13 (b)	$ 2,615	$ 2,667
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A, 5% 12/1/12 (Escrowed to Maturity)	750	756
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5% 9/1/13	1,175	1,219
		4,642
Arizona - 3.2%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/14 (FSA Insured)	5,000	5,376
5% 10/1/16 (FSA Insured)	13,000	14,785
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/13	2,000	2,023
Series 2008 D:
5% 1/1/13	3,250	3,287
5% 1/1/14	2,000	2,114
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 9/1/15 (FSA Insured)	6,470	6,974
Series 2005 A1, 5% 9/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,159
Series 2005 A2, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	12,242
Series 2008:
5.5% 9/1/13	18,780	19,654
5.5% 9/1/16	1,385	1,618
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,237
5% 10/1/20	5,180	6,383
Coconino County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 5.5%, tender 6/1/14 (b)	6,000	6,441
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (b)	4,800	5,172
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/17	12,085	13,432
5% 7/1/18	5,200	5,783
Navajo County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 1.25%, tender 5/30/14 (b)	2,800	2,810
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	$ 5,835	$ 6,550
Series 2009 B, 5% 7/1/16	5,090	5,922
Pima County Swr. Sys. Rev. Series 2011 B, 5% 7/1/19	3,225	3,884
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,396
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645	1,712
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011:
5% 7/1/16	3,055	3,412
5% 7/1/17	3,315	3,756
5% 7/1/18	3,365	3,845
		141,967
California - 11.5%
California Dept. of Wtr. Resources (Central Valley Proj.) Series AM, 5% 12/1/13 (a)	3,000	3,099
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2010 L, 5% 5/1/17	12,000	14,327
Series 2010 M, 5% 5/1/16	8,000	9,269
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (b)	5,000	5,366
Series 2009 A:
5% 7/1/15	3,660	3,955
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	2,540	2,748
5.25% 7/1/13 (Escrowed to Maturity)	1,185	1,229
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255	1,302
5.25% 7/1/14	1,780	1,932
5.25% 7/1/14 (Escrowed to Maturity)	520	565
California Gen. Oblig.:
5% 10/1/12	12,600	12,600
5% 11/1/13	9,060	9,516
5% 9/1/18	7,500	9,060
5% 9/1/19	20,000	24,374
5% 9/1/20	20,000	24,452
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	1,945	2,111
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,100	1,142
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
Bonds:
(Catholic Healthcare West Proj.):
Series 2009 D, 5%, tender 7/1/14 (b)	$ 2,900	$ 3,097
Series 2009 F, 5%, tender 7/1/14 (b)	3,200	3,417
(Children's Hosp. of Orange County Proj.) Series 2012 A, 1.98%, tender 7/1/17 (b)	4,000	4,003
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	4,300	4,632
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	34,000	36,986
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 0.65%, tender 11/1/12 (b)(e)	9,900	9,900
(Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (b)(e)	2,300	2,356
California Pub. Works Board Lease Rev.:
(Dept. of Corrections & Rehab. Proj.) Series 2011 C, 5% 10/1/18	1,750	2,082
(Univ. Proj.) Series 2011 B:
5% 10/1/18	2,740	3,283
5% 10/1/19	1,490	1,797
(Various Cap. Projects) Series 2011 A:
5% 10/1/18	6,475	7,704
5% 10/1/19	5,000	5,978
5% 10/1/20	2,525	3,045
(Various Cap. Projs.) Series 2012 A, 5% 4/1/21	1,000	1,194
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	4,100	4,929
Series 2009 J, 5% 11/1/17	2,300	2,695
Series 2010 A:
5% 3/1/16	2,000	2,250
5% 3/1/17	5,405	6,214
California State Univ. Rev. Series 2007 C, 5% 11/1/13 (FSA Insured)	1,335	1,403
California Statewide Cmntys. Dev. Auth. Rev.:
(State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	1,000	1,026
5% 6/15/13	16,650	17,198
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
Bonds:
Series 2002 C, 5%, tender 5/1/17 (b)	$ 4,000	$ 4,658
Series 2009 E2, 5%, tender 5/1/17 (b)	2,000	2,329
East Bay Muni. Util. District Wtr. Sys. Rev. Bonds Series 2011 A2, 0.53%, tender 7/1/14 (b)	56,000	56,035
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2003 B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100)	2,000	2,070
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100)	3,030	3,138
Irvine Reassessment District 12-1 Ltd. Oblig. 2% 9/2/13	1,000	1,013
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 A, 5% 7/1/13	4,155	4,303
Series 2009 B, 5% 7/1/17	12,905	15,477
Series 2013 A:
5% 7/1/18 (a)	9,750	11,556
5% 7/1/19 (a)	4,400	5,276
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/17	5,000	5,744
Los Angeles Gen. Oblig. Series 2011 B, 5% 9/1/18	20,960	25,585
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
4.625% 3/1/18	1,500	1,735
5% 3/1/19	2,935	3,482
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	10,740	11,122
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A:
5% 12/1/16	2,025	2,322
5% 12/1/17	9,790	11,385
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	12,240	13,715
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,469
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (b)	2,500	2,540
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A:
5% 7/1/13	1,020	1,054
5% 7/1/14	1,120	1,204
5% 7/1/15	2,170	2,422
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Northern California Pwr. Agcy. Rev.: - continued
(Hydroelectric #1 Proj.) Series 2010 A:
4% 7/1/15	$ 2,000	$ 2,178
5% 7/1/18	2,000	2,412
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (a)(e)	2,500	2,957
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	7,115	6,855
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A:
4% 6/1/17	1,750	1,940
5% 6/1/17	3,700	4,266
5% 6/1/18	6,470	7,557
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	4,000	4,941
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,890	3,087
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	6,028
5% 8/1/18	8,000	9,064
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	1,115
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/13	5,415	5,573
5% 5/15/15	1,845	2,056
Series 2009 B, 5% 5/15/14	7,000	7,523
		510,422
Colorado - 0.2%
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.) Series 2006 F:
5% 11/15/12	380	382
5% 11/15/12 (Escrowed to Maturity)	845	850
Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (b)	4,200	4,610
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	594
		6,436
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Connecticut - 1.9%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (b)(e)	$ 4,300	$ 4,327
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	10,500	11,563
Series 2012 C, 5% 6/1/21	23,420	29,426
Series 2012 D, 0% 9/15/15 (a)(b)	6,000	5,998
Connecticut Health & Ed. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (b)	2,700	2,737
Series D, 4% 7/1/14	1,000	1,051
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13	4,300	4,524
Series 2009 1:
5% 2/1/14	2,500	2,654
5% 2/1/15	11,995	13,251
Series 2011 A, 5% 12/1/18	5,575	6,852
		82,383
District Of Columbia - 0.5%
District of Columbia Gen. Oblig. Series 2007 B, 5% 6/1/16 (AMBAC Insured)	3,555	4,088
District of Columbia Income Tax Rev. Series 2009 C, 5% 12/1/13	5,500	5,799
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	1,500	1,630
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (b)	8,500	9,670
		21,187
Florida - 8.4%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2010 B:
5% 12/1/14	4,000	4,249
5% 12/1/15	4,395	4,781
Broward County Arpt. Sys. Rev.:
Series 2012 P1, 3% 10/1/13 (e)	4,000	4,101
Series 2012 Q1, 5% 10/1/21	1,000	1,212
Broward County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	6,049
Series 2012 A:
5% 7/1/19	7,000	8,232
5% 7/1/20	15,070	17,719
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/15 (FSA Insured)	$ 14,000	$ 15,374
Series 2010 A3, 1.93% 6/1/13 (b)	47,300	47,591
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,483
Clearwater Wtr. and Swr. Rev.:
Series 2009 B, 5% 12/1/14	2,000	2,172
Series 2011:
4% 12/1/16	1,265	1,411
5% 12/1/17	1,685	1,977
5% 12/1/18	685	822
5% 12/1/19	1,820	2,199
5% 12/1/20	1,000	1,212
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011:
5% 10/1/14	1,355	1,451
5% 10/1/16	1,530	1,720
5% 10/1/17	1,455	1,662
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	4,265	4,494
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (b)	1,900	1,909
Florida Board of Ed. Series 2005 B, 5% 1/1/18	21,080	23,322
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	8,600	10,581
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 C, 5% 6/1/20	3,625	4,514
Series 2009 D, 5.5% 6/1/16	7,910	9,308
Florida Dept. of Envir. Protection Rev. Series 2012 A, 5% 7/1/19	15,800	19,187
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2005 B, 6.375% 7/1/13	8,020	8,389
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2010 A, 5% 7/1/15	20,000	22,247
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.) Series 2012 A, 5% 10/1/18	2,850	3,438
Gainesville Utils. Sys. Rev. Series 2012 A, 5% 10/1/21	2,110	2,623
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2011 C:
5% 10/1/19	1,705	2,072
5% 10/1/20	1,000	1,222
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2009 E, 5% 11/15/15	$ 2,345	$ 2,621
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 A, 6.1%, tender 11/14/13 (b)	1,000	1,057
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.) Series 2007 B, 5.15%, tender 9/1/13 (b)	1,750	1,820
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,110
5% 9/1/17	1,000	1,173
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B, 5% 10/1/12	7,350	7,350
JEA Wtr. & Swr. Sys. Rev. Series 2010 D, 5% 10/1/21	1,945	2,380
Kissimmee Util. Auth. Elec. Sys. Rev.:
Series 2003:
5.25% 10/1/14	775	838
5.25% 10/1/15	3,525	3,937
Series 2011, 2% 10/1/12	2,195	2,195
Lakeland Hosp. Sys. Rev. Series 2011, 3% 11/15/12	1,000	1,002
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,122
5% 11/15/22	485	542
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B:
5% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,790	5,039
5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,875	4,185
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/19	1,250	1,515
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	4,000	4,366
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 4.625% 10/1/12	1,110	1,110
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009:
5% 10/1/15	2,210	2,445
5% 10/1/16	1,000	1,127
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101)	2,500	2,541
(Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A:
5% 11/1/13 (FSA Insured)	1,000	1,031
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth. Rev.: - continued
(Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A:
5% 11/1/15 (FSA Insured)	$ 1,825	$ 2,019
Orlando & Orange County Expressway Auth. Rev. Series 2010 B, 5% 7/1/15 (FSA Insured)	1,430	1,566
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 C, 5% 10/1/17	1,500	1,787
Series 2010 C, 5% 10/1/17	1,895	2,257
Series 2011 B:
5% 10/1/18	2,250	2,753
5% 10/1/19	2,325	2,872
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
Series 2011:
5% 10/1/17 (e)	4,465	5,026
5% 10/1/19 (e)	2,025	2,303
5% 10/1/18 (e)	2,745	3,118
Polk County School District Sales Tax Rev. Series 2007, 5% 10/1/12 (FSA Insured)	6,080	6,080
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/13	3,435	3,552
5% 7/1/14	2,000	2,154
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2011 B, 5% 10/1/18	4,700	5,754
Series 2011, 5% 10/1/19	5,590	6,918
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	2,500	2,886
5% 11/15/17	1,500	1,771
Tampa Solid Waste Sys. Rev. Series 2010:
4% 10/1/14 (FSA Insured) (e)	3,000	3,183
5% 10/1/15 (FSA Insured) (e)	2,920	3,261
5% 10/1/16 (FSA Insured) (e)	6,000	6,874
5% 10/1/17 (FSA Insured) (e)	5,000	5,842
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/20	1,800	2,142
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,321
		371,668
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - 3.3%
Appling County Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Hatch Proj.) Series 2011 A, 2.5%, tender 3/1/13 (b)	$ 5,000	$ 5,037
Atlanta Arpt. Rev. Series 2011 B, 5% 1/1/13 (e)	1,000	1,011
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (b)	8,000	8,171
Fourth Series 1995:
1.2%, tender 4/1/14 (b)	3,450	3,472
1.2%, tender 4/1/14 (b)	4,800	4,831
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2011 A, 2.5%, tender 3/1/13 (b)	3,500	3,526
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/12	1,555	1,560
5% 11/1/13	7,550	7,910
5% 11/1/14	7,490	8,050
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/19	4,000	4,866
5% 1/1/20	4,000	4,914
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series R, 5% 10/1/21	5,000	6,064
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series 2000 A, 0.43%, tender 9/1/14 (b)	13,800	13,797
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 0.8%, tender 7/1/14 (b)	17,900	17,922
(Oglethorpe Pwr. Corp. Scherer Proj.) Series 2011 A, 2.5%, tender 3/1/13 (b)	11,500	11,585
Muni. Elec. Auth. of Georgia:
(Combined Cycle Proj.) Series A, 5% 11/1/18	2,000	2,418
(Proj. One):
Series 2008 A:
5% 1/1/13	2,000	2,022
5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	9,339
Series 2008 D:
5.75% 1/1/19	14,890	18,277
5.75% 1/1/20	3,555	4,353
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A, 5% 10/1/12	1,000	1,000
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/14	$ 1,305	$ 1,367
5% 1/1/15	1,040	1,121
5% 1/1/16	2,415	2,653
5% 1/1/18	1,530	1,728
		146,994
Hawaii - 0.7%
Hawaii Arpts. Sys. Rev.:
Series 2010 B, 5% 7/1/15 (e)	3,900	4,317
Series 2011, 5% 7/1/19 (e)	4,000	4,742
Hawaii Gen. Oblig.:
Series DR:
5% 6/1/16	7,645	8,864
5% 6/1/16 (Escrowed to Maturity)	2,895	3,367
Series DY:
5% 2/1/15	3,500	3,873
5% 2/1/16	4,000	4,583
		29,746
Illinois - 8.0%
Chicago Board of Ed. Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,841
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,799
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999:
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	6,634
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,673
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,805	8,370
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,755	11,952
Series 2012 B:
5.125% 1/1/15 (AMBAC Insured)	3,000	3,250
5.125% 1/1/15 (Pre-Refunded to 1/1/14 @ 100)	995	1,054
Series A, 5% 1/1/17 (FSA Insured)	3,465	3,905
Series B, 5% 1/1/17 (FSA Insured)	5,115	5,681
Chicago Midway Arpt. Rev. Bonds Series 2010 B, 5%, tender 1/1/15 (b)	5,000	5,397
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A, 5% 1/1/13 (FSA Insured)	$ 4,000	$ 4,045
Series 2010 D, 5.25% 1/1/17 (e)	1,000	1,149
Series 2010 E:
5% 1/1/15 (e)	4,000	4,347
5% 1/1/16 (e)	1,500	1,674
Series 2011 B, 5% 1/1/18	6,500	7,632
Series 2012 A:
5% 1/1/14 (e)	3,500	3,681
5% 1/1/14 (e)	2,000	2,108
5% 1/1/21	1,400	1,675
Series 2012 B, 5% 1/1/21 (e)	4,605	5,353
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	1,953
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A, 5% 6/1/13	3,765	3,872
5% 6/1/19 (Assured Guaranty Corp. Insured)	2,085	2,335
5% 6/1/19 (Assured Guaranty Corp. Insured) (Pre-Refunded to 12/1/16 @ 100)	415	491
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,932
Illinois Fin. Auth. Gas Supply Rev. Bonds (The Peoples Gas Lt. and Coke Co. Proj.):
Series 2010 B, 2.625%, tender 8/1/15 (b)	9,500	9,779
Series 2010, 2.125%, tender 7/1/14 (b)	11,500	11,723
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,429
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 D, 5% 4/1/15	550	607
(Northwest Cmnty. Hosp. Proj.) Series 2008 A:
5% 7/1/13	415	427
5% 7/1/15	1,000	1,099
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/16	2,060	2,286
5% 5/15/17	3,520	3,965
(Provena Health Proj.) Series 2010 A:
5% 5/1/13	2,000	2,050
5% 5/1/14	2,000	2,125
5.75% 5/1/19	2,650	3,176
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,075	$ 3,369
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,898
Bonds (Advocate Health Care Proj.) Series 2008 C B3, 4.375%, tender 7/1/14 (b)	4,000	4,247
Series 2012 A, 5% 5/15/23	1,300	1,497
Illinois Gen. Oblig.:
Series 2002:
5% 10/1/16	3,515	3,515
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,677
Series 2003 A, 5.25% 10/1/13 (FSA Insured)	3,755	3,939
Series 2004 B, 5% 3/1/14	15,500	16,384
Series 2004, 5% 11/1/16	11,000	12,545
Series 2005:
5% 4/1/13 (AMBAC Insured)	5,000	5,110
5% 4/1/17 (AMBAC Insured)	8,050	8,800
Series 2007 A, 5.5% 6/1/15	1,000	1,115
Series 2007 B, 5% 1/1/17	9,835	11,189
Series 2009 A, 3.5% 9/1/13 (Escrowed to Maturity)	3,000	3,089
Series 2010:
4% 1/1/13	3,695	3,726
5% 1/1/15 (FSA Insured)	20,000	21,738
Series 2012:
2% 2/1/13	9,500	9,546
3% 8/1/13	4,800	4,897
3% 9/1/13	2,000	2,037
4% 3/1/14	5,000	5,215
5% 3/1/13	5,000	5,092
5% 3/1/19	5,500	6,402
5% 8/1/22	5,700	6,585
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,465
5% 5/15/16 (FSA Insured)	2,325	2,615
Series 2003 A, 5% 5/15/17 (FSA Insured)	2,150	2,479
Illinois Sales Tax Rev.:
Series 2009 B:
4.5% 6/15/16	5,000	5,650
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Sales Tax Rev.: - continued
Series 2009 B:
4.5% 6/15/17	$ 6,075	$ 6,997
Series 2010, 5% 6/15/15	8,800	9,805
Series 2011, 4% 6/15/13	2,600	2,667
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A:
1.5% 6/15/21	5,500	5,523
4% 6/15/20	1,000	1,057
5% 6/15/20	6,000	6,583
Kane County Forest Preserve District Series 2012, 4% 12/15/14 (a)	3,200	3,446
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	580	567
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,424
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	2,671
Series A, 0% 6/15/14 (Escrowed to Maturity)	8,625	8,540
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700	676
Univ. of Illinois Rev. 0% 4/1/14	2,350	2,312
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	1,025	1,010
0% 11/1/14 (FSA Insured)	875	853
0% 11/1/16 (Escrowed to Maturity)	740	713
0% 11/1/16 (FSA Insured)	2,235	2,088
		353,222
Indiana - 1.7%
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5% 11/1/13	3,000	3,141
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.) Series 2009 A:
5% 5/1/14	3,500	3,711
5% 5/1/15	6,420	7,012
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/14	1,250	1,366
5% 12/1/15	2,135	2,411
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.: - continued
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	$ 8,025	$ 8,943
(Wabash Valley Correctional Facility Proj.) Series 2009 A, 5% 7/1/14	2,500	2,679
Series 2010 A, 5% 2/1/17	2,800	3,312
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	4,000	4,469
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.):
Series 2001 A1, 1.5%, tender 8/1/14 (b)	3,400	3,457
Series 2001 A2, 1.6%, tender 2/1/17 (b)	2,200	2,216
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/19	1,470	1,750
5% 1/1/20	1,250	1,497
Indiana St Fin. Auth. Wastewtr. (CWA Auth. Proj.) Series 2012 A:
5% 10/1/20	825	1,021
5% 10/1/22	1,600	1,990
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	515	569
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/16	5,000	5,664
5% 10/1/17	5,000	5,797
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 B, 5.2% 6/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,083
Purdue Univ. Rev.:
(Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	579
5% 7/1/15	315	355
5% 7/1/16	500	584
Series Z-1:
5% 7/1/16	1,215	1,419
5% 7/1/17	1,000	1,205
5% 7/1/18	1,500	1,851
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	1,985	2,141
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Univ. of Southern Indiana Rev. Series J: - continued
5% 10/1/15 (Assured Guaranty Corp. Insured)	$ 1,000	$ 1,114
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,336
		74,672
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,908
Kansas - 0.6%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/14	575	622
5% 11/15/15	625	698
5% 11/15/16	875	1,005
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L, 5.25% 11/15/12	680	683
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 X, 5% 11/15/14	2,000	2,145
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/14	2,405	2,579
5% 11/15/15	6,245	6,868
5% 11/15/16	5,410	6,101
Series 2011 IV A:
5% 11/15/18	2,250	2,621
5% 11/15/20	2,745	3,187
		26,509
Kentucky - 0.7%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B:
4% 2/1/14	750	778
4% 2/1/15	1,495	1,585
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/13 (FSA Insured)	2,170	2,195
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,411
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 4% 2/1/13	500	505
Kentucky State Property & Buildings Commission Rev. (#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,952
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.):
Series 2003 A, 1.65%, tender 4/3/17 (b)	$ 6,000	$ 6,042
Series 2005 A, 5.75%, tender 12/2/13 (b)	6,000	6,345
Series 2007 B, 1.6%, tender 6/1/17 (b)	8,000	8,047
		32,860
Louisiana - 0.3%
Louisiana Pub. Facilities Auth. Rev.:
(Christus Health Proj.) Series 2009 A:
5% 7/1/13	3,500	3,604
5% 7/1/16	2,000	2,243
(Entergy Gulf States Louisiana LLC Proj.) Series 2010 B, 2.875% 11/1/15	3,000	3,106
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	2,800	3,314
Reg'l. Transit Auth. Louisiana Sales Tax Rev. 4% 12/1/16 (FSA Insured)	1,000	1,109
		13,376
Maryland - 1.4%
Maryland Gen. Oblig. Second Series B, 5.25% 8/15/16	16,100	19,039
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F:
5% 7/1/13	2,400	2,469
5% 7/1/14	3,500	3,709
Bonds:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (b)	2,225	2,475
Series 2012 D, 0.984%, tender 11/15/17 (b)	14,000	14,012
Montgomery County Gen. Oblig.:
(Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	1,725	1,914
Series 2011 A, 5% 7/1/20	16,000	19,916
		63,534
Massachusetts - 1.8%
Braintree Gen. Oblig. Series 2009:
5% 5/15/14	1,000	1,074
5% 5/15/16	4,400	5,112
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2006 B, 5.25% 7/1/18	2,300	2,855
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/15	$ 12,400	$ 13,478
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1:
4% 7/1/15	1,500	1,636
4% 7/1/16	1,000	1,122
5% 7/1/13	1,000	1,035
Series Q2:
4% 7/1/15	1,170	1,276
4% 7/1/16	1,000	1,122
5% 7/1/13	1,100	1,139
5% 7/1/14	1,080	1,167
5% 7/1/17	1,370	1,631
(Tufts Med. Ctr. Proj.) Series I:
5% 1/1/14	1,550	1,622
5% 1/1/16	1,300	1,431
Massachusetts Gen. Oblig.:
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100)	8,100	8,130
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100)	2,495	2,505
Series 2004 B, 5.25% 8/1/20	12,700	16,173
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (b)	7,000	7,190
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A:
5% 12/15/12 (FSA Insured)	3,300	3,332
5% 12/15/13 (FSA Insured)	4,325	4,569
Medford Gen. Oblig. Series 2011 B, 4% 3/1/19	3,570	4,128
		81,727
Michigan - 2.3%
Big Rapids Pub. School District:
5% 5/1/13 (Assured Guaranty Corp. Insured)	1,195	1,227
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,190	1,270
Chelsea School District 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,796
Detroit School District Series 2012 A:
5% 5/1/19	2,000	2,347
5% 5/1/20	2,000	2,355
5% 5/1/21	1,810	2,142
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit Swr. Disp. Rev. Series 2006 D, 0.909% 7/1/32 (b)	$ 4,070	$ 3,152
Grand Rapids Cmnty. College 5% 5/1/13 (FSA Insured)	1,305	1,340
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,509
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2003 A, 5.25% 5/15/14 (FSA Insured)	2,000	2,140
Kalamazoo Pub. Schools 5% 5/1/13 (Assured Guaranty Corp. Insured)	2,940	3,019
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	1,250	1,467
5% 11/15/19	1,000	1,177
Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (b)	2,200	2,306
Michigan Gen. Oblig. (Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	675	678
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.25% 5/15/14	4,160	4,454
Bonds (Ascension Health Cr. Group Proj.) Series 1999 B3, 2%, tender 8/1/14 (b)	11,000	11,275
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010:
5% 10/1/14	6,045	6,601
5% 10/1/15	1,750	1,997
5% 10/1/15	3,250	3,704
(Local Govt. Ln. Prog.) Series 2009 C:
5% 5/1/13	1,645	1,687
5% 5/1/14	2,140	2,283
5% 5/1/15	1,845	2,023
5% 5/1/16	1,865	2,105
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15	2,070	2,226
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2012 A, 5% 12/1/14 (e)	1,500	1,632
Series 2010 A, 5% 12/1/18 (e)	1,400	1,605
Series 2011 A, 5% 12/1/19 (e)	22,700	25,919
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,544
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	$ 2,135	$ 2,329
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,699
		103,008
Minnesota - 0.3%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (e)	1,000	1,011
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/14 (Assured Guaranty Corp. Insured)	2,225	2,394
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/15 (Assured Guaranty Corp. Insured)	1,335	1,459
5% 2/15/16 (Assured Guaranty Corp. Insured)	565	636
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	1,000	1,100
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,138
Tobacco Securitization Auth. Series 2011 B, 5% 3/1/19	5,900	6,791
		14,529
Mississippi - 0.2%
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.71% 9/1/17 (b)	3,700	3,705
Mississippi Hsg. Fin. Corp. Single Family Mtg. Rev. Series 1983, 0% 6/1/15 (Escrowed to Maturity)	4,000	3,937
		7,642
Nebraska - 0.2%
Nebraska Pub. Pwr. District Rev. Series C:
4% 1/1/15	2,360	2,541
4% 1/1/16	2,195	2,428
Univ. of Nebraska Facilities Corp. Lease Rental Rev. (UNMC Health Professions Futures Proj.) Series 2009, 5% 8/15/13	4,000	4,164
		9,133
Nevada - 1.4%
Clark County Arpt. Rev.: Series 2008 E:
5% 7/1/14	2,905	3,103
5% 7/1/15	3,500	3,876
Clark County Fuel Tax Series 2008, 5% 6/1/13 (Escrowed to Maturity)	5,815	5,998
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County School District:
Series 1998, 5.5% 6/15/13 (FSA Insured)	$ 5,000	$ 5,179
Series 2005 A, 5% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	21,215	23,798
Nevada Dept. of Bus. & Industry (Waste Mgmt., Inc. Proj.) Series 2001, 2.75% 10/1/14 (e)	3,000	3,106
Nevada Gen. Oblig.:
Series 2010 C, 5% 6/1/19	12,140	14,798
Series 2012 B, 5% 8/1/20	2,230	2,734
		62,592
New Hampshire - 0.2%
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2011, 3% 10/1/12	1,050	1,050
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/17 (a)	3,000	3,468
5% 2/1/18 (a)	2,500	2,948
		7,466
New Jersey - 2.9%
New Jersey Ctfs. of Prtn.:
Series 2008 A, 5% 6/15/15	750	826
Series 2009 A:
5% 6/15/15	11,285	12,433
5% 6/15/16	6,500	7,341
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Bonds Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (b)	7,000	7,530
Series 2001 A, 5.5% 6/15/13 (Escrowed to Maturity)	1,090	1,130
Series 2005 K, 5.25% 12/15/14 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,790	1,960
Series 2005 O, 5% 3/1/20 (Pre-Refunded to 3/1/15 @ 100)	6,350	7,053
Series 2008 W, 5% 3/1/15	10,400	11,444
Series 2009 BB, 5% 9/1/15	3,390	3,794
Series 2011 EE, 5% 9/1/20	5,000	6,092
Series 2012 G, 0% 2/1/15 (a)(b)	7,800	7,798
Series 2012 II, 5% 3/1/21	6,800	8,290
Series 2012:
5% 6/15/13	2,000	2,062
5% 6/15/18	10,600	12,066
New Jersey Gen. Oblig. Series O, 5.25% 8/1/22	3,930	5,032
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2010 1A, 5% 12/1/15	$ 4,500	$ 4,987
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2012 A, 0.93%, tender 12/22/14 (b)	15,400	15,456
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	3,315	3,691
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,941
Series 2003 B. 5.25% 12/15/19	3,000	3,698
		128,624
New Mexico - 1.1%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	22,100	22,913
New Mexico Edl. Assistance Foundation:
Series 2009 B, 4% 9/1/16	7,000	7,699
Series 2010 A1:
4% 12/1/15	3,700	4,019
4% 12/1/16	6,750	7,466
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	5,280
		47,377
New York - 11.4%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/12	1,000	1,006
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured) (FSA Insured)	1,100	1,278
5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	640	746
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2003 B, 5.25% 6/1/14	2,000	2,156
Series 2010 A, 5% 5/1/15	5,000	5,532
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	6,032
New York City Gen. Oblig.:
Series 2005 F1, 5% 9/1/15	3,560	4,025
Series 2009 C:
5% 8/1/13	6,445	6,700
5% 8/1/13 (Escrowed to Maturity)	555	577
Series B, 5% 8/1/14	10,000	10,837
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series G, 5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 50	$ 50
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/20	3,000	3,743
Series 2010 B:
5% 11/1/17	30,000	36,341
5% 11/1/20	5,950	7,352
Series 2010 D:
5% 11/1/15	7,410	8,425
5% 11/1/15 (Escrowed to Maturity)	890	1,015
5% 11/1/17	10,115	12,253
Series 2012 A:
5% 11/1/17	7,000	8,479
5% 11/1/20	4,500	5,682
Series E, 4% 11/1/12	6,790	6,810
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/20	4,000	4,910
Series 2012 A, 4% 5/15/20	8,000	9,223
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A:
5% 3/15/13	3,545	3,622
5% 3/15/14	3,745	3,999
5% 3/15/15	4,000	4,444
Series 2009 D:
5% 6/15/14	9,890	10,679
5% 6/15/15	16,075	18,036
5% 6/15/16	9,330	10,841
Series 2010 A, 5% 2/15/14 (Escrowed to Maturity)	10	11
Series 2012 A, 5% 12/15/20	8,500	10,757
Series A:
5% 2/15/14	9,840	10,470
5% 2/15/15	8,775	9,716
5% 2/15/15 (Escrowed to Maturity)	5	6
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A:
5.75% 7/1/13	955	993
5.75% 7/1/13 (AMBAC Insured)	270	281
(Mental Health Svcs. Facilities Proj.):
Series 2008 D:
5% 2/15/14	7,295	7,739
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Mental Health Svcs. Facilities Proj.):
Series 2008 D:
5% 8/15/14	$ 7,755	$ 8,396
Series 2009 A1, 5% 2/15/15	9,000	9,913
(New York Univ. Hosp. Ctr. Proj.) Series 2011 A, 5% 7/1/18	3,240	3,813
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	3,700	3,952
Series 2008 B, 5% 7/1/15	30,000	33,657
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	7,000	8,454
Series 2009 A:
5% 7/1/15	12,850	14,368
5% 7/1/16	8,390	9,660
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	12,400	15,149
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B:
5% 11/15/14	1,350	1,481
5% 11/15/15	2,325	2,639
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2008 B2, 5%, tender 11/15/12 (b)	7,300	7,338
Series 2003 B:
5.25% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,040	1,095
5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	6,424
Series 2010 B2, 4% 11/15/14	2,830	3,038
Series 2012 D, 5% 11/15/18	2,515	3,042
Series 2012 E:
4% 11/15/19	4,000	4,608
5% 11/15/18	2,250	2,722
5% 11/15/21	2,435	2,982
Series 2012 F, 5% 11/15/19	5,000	6,094
New York State Dorm. Auth. Lease Rev. Bonds Series 2003 B, 5.25%, tender 7/1/13 (b)	3,000	3,108
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (b)(e)	26,400	26,420
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A, 5% 4/1/13	2,600	2,661
Series 2010 A, 5% 4/1/17	1,000	1,180
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund: - continued
Series 2011 A1:
5% 4/1/17	$ 1,500	$ 1,770
5% 4/1/18	3,500	4,224
New York Urban Dev. Corp. Rev.:
Series 2009 C:
5% 12/15/15	6,500	7,425
5% 12/15/16	17,000	20,043
Series 2011 A, 5% 3/15/21	18,425	23,175
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Bonds Series 2001 C, 5.625%, tender 11/15/14 (b)(e)	2,450	2,456
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/16	20,000	22,923
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	6,470	7,121
		506,097
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,200	1,204
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	4,100	4,303
		5,507
Non State Specific - 0.0%
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/14	1,000	1,073
North Carolina - 1.5%
Dare County Ctfs. of Prtn. Series 2012 B:
4% 6/1/17	1,000	1,133
4% 6/1/18	1,280	1,478
4% 6/1/20	1,000	1,164
5% 6/1/19	1,305	1,597
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,751
5% 3/1/18	1,500	1,829
Nash Health Care Sys. Health Care Facilities Rev. Series 2003:
5% 11/1/13 (FSA Insured)	1,500	1,566
5% 11/1/15 (FSA Insured)	1,600	1,744
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2008 A, 5% 1/1/13	$ 2,200	$ 2,224
Series 2010 A:
5% 1/1/15	4,000	4,377
5% 1/1/16	6,035	6,837
Series 2012 D, 5% 1/1/14 (a)	3,000	3,158
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/15	1,250	1,385
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/15	1,500	1,672
5% 6/1/16	1,000	1,150
5% 6/1/17	3,220	3,797
5% 6/1/18	3,820	4,582
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 1998 A, 5.5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,675	4,063
Series 2008 A, 5.25% 1/1/20	2,000	2,350
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.6044%, tender 12/1/15 (b)	11,500	11,535
		64,392
North Dakota - 0.1%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	2,017
Ohio - 2.5%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,035	3,270
5% 6/1/17	3,500	3,794
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,555	4,372
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	1,000	1,130
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010:
5% 6/1/15 (FSA Insured)	760	826
5% 6/1/16 (FSA Insured)	1,105	1,236
5% 6/1/17 (FSA Insured)	1,160	1,322
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Air Quality Dev. Auth. Rev.: Bonds:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (b)(e)	$ 9,000	$ 9,050
(Ohio Pwr. Co. Proj.) Series 2010 A, 3.25%, tender 6/2/14 (b)	5,500	5,690
Series 2009 C, 5.625% 6/1/18	1,395	1,617
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	5,955	6,495
5% 10/1/15	6,505	7,330
Series 2010 C:
4% 10/1/15	3,200	3,511
5% 10/1/16	1,250	1,455
(Adult Correctional Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	2,055	2,241
5% 10/1/15	4,535	5,110
Series 2010 A, 5% 10/1/15	1,185	1,335
Ohio Gen. Oblig.:
(Common Schools Proj.) Series 2010 A, 5% 9/15/17	2,600	3,132
(Higher Ed. Proj.):
Series 2005 C, 5% 8/1/13	4,495	4,673
Series 2010 A, 5% 8/1/17	3,290	3,948
Series 2011 A, 5% 8/1/17	3,070	3,684
Series 2012 C, 5% 9/15/21	4,350	5,471
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,196
(Univ. Hosp. Health Sys. Proj.) Series 2010 A:
5% 1/15/15	500	542
5% 1/15/17	1,000	1,135
Ohio State Univ. Gen. Receipts Series 2010 A, 5% 12/1/16	5,000	5,878
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(First Energy Nuclear Generation Corp. Proj.) Series 2005 B, 3.375%, tender 7/1/15 (b)	5,000	5,177
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	10,225	11,540
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/12	$ 1,950	$ 1,962
5% 12/1/13	875	914
5% 12/1/14	2,275	2,455
		112,491
Oklahoma - 0.3%
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	2,700	2,879
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	1,660	1,788
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	6,444
		11,111
Oregon - 0.3%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (b)	2,500	2,663
Gilliam County Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2000 A, 3.5%, tender 5/1/13 (b)(e)	5,300	5,383
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A:
5% 3/15/13	1,000	1,020
5% 3/15/14	595	629
5% 3/15/15	2,500	2,738
5% 3/15/16	1,750	1,974
		14,407
Pennsylvania - 3.6%
Allegheny County Arpt. Auth. Rev. Series A:
5% 1/1/14 (FSA Insured) (e)	1,350	1,399
5% 1/1/15 (FSA Insured) (e)	1,000	1,075
5% 1/1/16 (FSA Insured) (e)	1,000	1,102
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series 2008 B, 5% 6/15/14	1,385	1,490
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4% 8/15/15	1,385	1,511
5% 8/15/14	1,955	2,118
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (b)	$ 2,000	$ 2,071
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5% 7/1/16	1,000	1,111
5% 7/1/17	1,255	1,407
Montgomery County Indl. Dev. Series 2012 A, 3% 10/1/13	1,650	1,692
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,553
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/18	2,455	2,860
5% 3/1/19	2,310	2,710
5% 3/1/20	2,140	2,522
Pennsylvania Gen. Oblig. Series 2011, 5% 7/1/21	1,900	2,404
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	10,600	11,844
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 B, 5% 12/1/17	12,500	14,863
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.):
Eighth Series A, 5% 8/1/15	2,100	2,329
Seventh Series, 5% 10/1/12 (Escrowed to Maturity)	1,000	1,000
Philadelphia Gen. Oblig.:
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,828
5% 12/15/15 (FSA Insured)	5,000	5,593
5% 12/15/16 (FSA Insured)	7,275	8,359
Series 2011:
5.25% 8/1/17	6,165	7,110
5.25% 8/1/18	5,515	6,433
Philadelphia School District Series 2010 C, 5% 9/1/16	13,610	15,198
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A:
5% 6/15/15	15,000	16,675
5% 6/15/16	6,000	6,888
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2010:
5% 2/1/15 (FSA Insured)	4,580	4,950
5% 2/1/16 (FSA Insured)	5,620	6,239
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pittsburgh School District:
Series 2009 A, 3% 9/1/14 (Assured Guaranty Corp. Insured)	$ 1,640	$ 1,712
Series 2010 A:
4% 9/1/15 (FSA Insured)	1,450	1,574
5% 9/1/16 (FSA Insured)	1,685	1,930
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B:
5% 11/15/13	2,465	2,576
5% 11/15/14	4,690	5,073
5% 11/15/15	2,420	2,695
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/18	1,000	1,184
5% 6/1/19	200	239
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,462
		159,779
Puerto Rico - 0.4%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2012 A, 5% 7/1/21	6,000	6,299
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	1,000	1,007
Puerto Rico Infrastructure Fin. Bonds (Port Auth. Proj.) Series 2011 C, 2.75%, tender 6/15/13 (b)(e)	9,600	9,656
		16,962
Rhode Island - 0.3%
Rhode Island & Providence Plantations Series 2010 A, 5% 10/1/12	2,250	2,250
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	2,010	2,233
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,588
		12,071
South Carolina - 0.5%
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011:
3% 11/1/12	1,400	1,403
5% 11/1/19	1,190	1,411
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2012 B:
5% 12/1/17	$ 2,000	$ 2,404
5% 12/1/20	1,000	1,249
Series 2012 C:
5% 12/1/13 (a)	2,400	2,530
5% 12/1/17 (a)	10,535	12,661
		21,658
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Reg'l. Health Proj.) Series 2010:
5% 9/1/14	625	668
5% 9/1/15	680	743
5% 9/1/16	500	561
5% 9/1/17	490	560
Series 2011:
5% 9/1/17	1,100	1,258
5% 9/1/18	1,200	1,384
5% 9/1/19	1,255	1,449
		6,623
Tennessee - 0.3%
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5% 4/1/13	1,000	1,020
Memphis Elec. Sys. Rev. 5% 12/1/14	5,000	5,483
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (e)	1,730	1,931
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	1,815	2,039
5% 7/1/17	1,100	1,263
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,498
		15,234
Texas - 7.1%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,899
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 A, 6% 1/1/14	1,420	1,481
Series 2006 B, 6% 1/1/13	1,270	1,282
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Elec. Util. Sys. Rev.:
Series A, 5% 11/15/15	$ 1,000	$ 1,131
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,020
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,743
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,560
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	2,979
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,252
Corpus Christi Independent School District 4% 8/15/14	10,140	10,822
Dallas Fort Worth Int'l. Arpt. Rev. Series 2009 A:
5% 11/1/14	2,500	2,731
5% 11/1/15	5,000	5,571
Dallas Wtrwks. & Swr. Sys. Rev. Series 2011, 5% 10/1/18	1,600	1,978
Fort Worth Independent School District Series 2009, 5% 2/15/16	3,690	4,238
Frisco Gen. Oblig. Series 2004, 5.25% 2/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380	1,473
Grapevine Gen. Oblig.:
Series 2009 A, 5% 2/15/15	2,215	2,445
Series 2009, 5% 2/15/16	1,375	1,572
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A:
5% 11/15/12	1,000	1,005
5% 11/15/14	1,000	1,082
5% 11/15/16	500	575
Harris County Gen. Oblig.:
(Road Proj.) Series 2008 B:
5% 8/15/13	1,000	1,041
5% 8/15/14	1,075	1,166
Bonds Series 2012 B, 0.77%, tender 8/15/15 (b)	10,470	10,475
Series 2012 A, 0.61% 8/15/15 (b)	1,300	1,300
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/17 (e)	7,380	8,547
Series A:
5% 7/1/15	2,070	2,305
5% 7/1/16	1,080	1,237
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Gen. Oblig.:
Series 2004 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,855	$ 3,052
Series A, 5% 3/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,500	7,647
Houston Independent School District:
Bonds Series 2012:
1.5%, tender 6/1/13 (b)	8,745	8,807
2%, tender 6/1/14 (b)	5,850	5,982
Series 2005 A, 0% 2/15/16	4,500	4,391
Houston Util. Sys. Rev. Bonds Series 2012 C, 0.78%, tender 8/1/16 (b)	9,200	9,203
Humble Independent School District Series 2009, 4% 2/15/13	400	406
Keller Independent School District 5% 2/15/14	3,750	3,986
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,559
Leander Independent School District Series 2001, 6% 8/15/14 (Escrowed to Maturity)	1,850	2,047
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,399
Lone Star College Sys. Gen. Oblig. Series 2010 A, 5% 8/15/22	2,500	2,508
Lower Colorado River Auth. Rev.:
Series 2010, 5% 5/15/17	2,805	3,299
5% 5/15/15	2,120	2,360
5% 5/15/15 (Escrowed to Maturity)	5	6
5% 5/15/16	2,355	2,705
5% 5/15/16 (Escrowed to Maturity)	5	6
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	3,140	3,767
Lubbock Gen. Oblig. Series 2005, 5% 2/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,850	1,883
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B:
5% 7/1/17	2,800	3,244
5% 7/1/18	3,030	3,569
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	2,088
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A:
0.55%, tender 10/1/12 (b)	$ 5,300	$ 5,300
0.65%, tender 11/1/12 (b)(e)	15,100	15,100
North Texas Tollway Auth. Rev.:
Bonds Series 2008 H2, 5%, tender 1/1/13 (b)	5,000	5,059
Series 2010 B1, 3.2% 1/1/13	2,275	2,289
Northside Independent School District Bonds:
1%, tender 6/1/16 (b)	20,000	20,014
1.2%, tender 8/1/17 (b)	30,000	30,098
Sam Rayburn Muni. Pwr. Agcy. Series 2012:
5% 10/1/13	4,065	4,239
5% 10/1/20	1,000	1,179
San Antonio Wtr. Sys. Rev. Series 2012:
4% 5/15/19	1,500	1,767
5% 5/15/20	6,000	7,521
5% 5/15/21	5,000	6,326
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15	2,220	2,439
5% 2/15/15 (Escrowed to Maturity)	280	310
5% 2/15/16	2,000	2,267
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	5,795	6,703
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009, 5% 11/15/12	1,950	1,960
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	4,265	4,630
Texas Gen. Oblig. Series B, 0% 10/1/13	6,500	6,440
Texas Muni. Pwr. Agcy. Rev. Series 2010:
4% 9/1/14	1,000	1,056
5% 9/1/15	835	929
5% 9/1/16	750	858
Texas Pub. Fin. Auth. Rev. Series 2010 A, 5% 1/1/16	7,865	8,986
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,293
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2008, 5% 8/1/13	6,135	6,377
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/14	1,000	1,070
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Board of Regents Sys. Rev.:
Series 2003 B, 5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100)	$ 15,000	$ 15,606
Series 2010 B, 5% 8/15/21	1,800	2,287
		315,927
Utah - 0.2%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/12 (AMBAC Insured)	3,800	3,800
0% 10/1/13 (AMBAC Insured)	3,760	3,699
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/17	1,090	1,274
		8,773
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	2,225	2,415
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	5,000	5,411
Virginia - 0.4%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (b)(e)	5,900	5,975
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (b)	1,800	1,819
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (b)	8,000	8,473
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (b)	1,800	1,877
		18,144
Washington - 1.7%
Energy Northwest Elec. Rev.:
(#3 Proj.) Series 2009 A, 5% 7/1/14	4,000	4,322
Series 2012 A, 5% 7/1/19	30,000	37,254
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/20	1,375	1,663
5% 1/1/21	1,865	2,263
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Highline School District # 401 Series 2009:
5% 12/1/16	$ 6,350	$ 7,439
5% 12/1/17	2,950	3,513
Port of Seattle Passenger Facilities Charge Rev. Series 2010 B, 5% 12/1/16 (e)	2,500	2,878
Port of Seattle Rev.:
Series 2001 D, 5.75% 11/1/15 (Pre-Refunded to 11/1/12 @ 100) (e)	3,640	3,655
Series 2010 C:
5% 2/1/16 (e)	2,000	2,244
5% 2/1/17 (e)	2,500	2,873
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,360
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,942
Washington Health Care Facilities Auth. Rev. (MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/13	2,000	2,068
5% 8/15/14	2,000	2,136
		76,610
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds Series 2011 A, 2.25%, tender 9/1/16 (b)(e)	7,000	7,049
Wisconsin - 1.1%
Milwaukee County Arpt. Rev. Series 2010 B, 5% 12/1/15 (e)	1,720	1,919
Wisconsin Gen. Oblig.:
Series 2005 1, 5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,325	7,063
Series 2009 C, 4% 5/1/14	3,365	3,557
Series 2010 1:
5% 5/1/14	5,750	6,168
5% 5/1/15	8,005	8,940
5% 5/1/16	10,000	11,574
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010, 5% 7/1/16	1,175	1,301
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,709
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/13	875	889
(Thedacare, Inc. Proj.) Series 2010:
4% 12/15/13	1,035	1,071
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Thedacare, Inc. Proj.) Series 2010:
5% 12/15/15	$ 1,105	$ 1,231
5% 12/15/16	1,440	1,634
5% 12/15/17	1,540	1,787
Series 2012, 5% 10/1/21 (a)	1,400	1,692
		50,535
TOTAL MUNICIPAL BONDS (Cost $3,616,625)		3,777,910
Municipal Notes - 2.2%

California - 2.2%
California Cmnty. College Fin. Auth. Trans. TRAN Series 2012 C, 2.5% 6/28/13	5,200	5,249
California Gen. Oblig. RAN 2.5% 5/30/13	88,000	89,359
California School Cash Reserve Prog. Auth. TRAN Series 2012 X, 2.5% 1/31/13	4,000	4,017
TOTAL MUNICIPAL NOTES (Cost $98,521)		98,625
Money Market Funds - 7.3%
	Shares
Fidelity Municipal Cash Central Fund, 0.20% (c)(d) (Cost $322,620)	322,619,900	322,620
TOTAL INVESTMENT PORTFOLIO - 94.8% (Cost $4,037,766)		4,199,155
NET OTHER ASSETS (LIABILITIES) - 5.2%		230,232
NET ASSETS - 100%		$ 4,429,387
Security Type Abbreviations
RAN	-	REVENUE ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 424
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 3,876,525	$ -	$ 3,876,525	$ -
Money Market Funds	322,630	322,630	-	-
Total Investments in Securities:	$ 4,199,155	$ 322,630	$ 3,876,525	$ -
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $4,037,766,000. Net unrealized appreciation aggregated $161,389,000, of which $162,478,000 related to appreciated investment securities and $1,089,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Short-Intermediate
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2012

Class A, Class T, Class B, Class C
and Institutional Class
are classes of Fidelity®
Short-Intermediate Municipal
Income Fund

1.807761.108

ASTM-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 85.3%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2007 B, 4.875%, tender 3/19/13 (b)	$ 2,615	$ 2,667
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A, 5% 12/1/12 (Escrowed to Maturity)	750	756
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5% 9/1/13	1,175	1,219
		4,642
Arizona - 3.2%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/14 (FSA Insured)	5,000	5,376
5% 10/1/16 (FSA Insured)	13,000	14,785
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/13	2,000	2,023
Series 2008 D:
5% 1/1/13	3,250	3,287
5% 1/1/14	2,000	2,114
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 9/1/15 (FSA Insured)	6,470	6,974
Series 2005 A1, 5% 9/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,159
Series 2005 A2, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	12,242
Series 2008:
5.5% 9/1/13	18,780	19,654
5.5% 9/1/16	1,385	1,618
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,237
5% 10/1/20	5,180	6,383
Coconino County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 5.5%, tender 6/1/14 (b)	6,000	6,441
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (b)	4,800	5,172
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/17	12,085	13,432
5% 7/1/18	5,200	5,783
Navajo County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 1.25%, tender 5/30/14 (b)	2,800	2,810
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	$ 5,835	$ 6,550
Series 2009 B, 5% 7/1/16	5,090	5,922
Pima County Swr. Sys. Rev. Series 2011 B, 5% 7/1/19	3,225	3,884
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,396
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645	1,712
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011:
5% 7/1/16	3,055	3,412
5% 7/1/17	3,315	3,756
5% 7/1/18	3,365	3,845
		141,967
California - 11.5%
California Dept. of Wtr. Resources (Central Valley Proj.) Series AM, 5% 12/1/13 (a)	3,000	3,099
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2010 L, 5% 5/1/17	12,000	14,327
Series 2010 M, 5% 5/1/16	8,000	9,269
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (b)	5,000	5,366
Series 2009 A:
5% 7/1/15	3,660	3,955
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	2,540	2,748
5.25% 7/1/13 (Escrowed to Maturity)	1,185	1,229
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255	1,302
5.25% 7/1/14	1,780	1,932
5.25% 7/1/14 (Escrowed to Maturity)	520	565
California Gen. Oblig.:
5% 10/1/12	12,600	12,600
5% 11/1/13	9,060	9,516
5% 9/1/18	7,500	9,060
5% 9/1/19	20,000	24,374
5% 9/1/20	20,000	24,452
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	1,945	2,111
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,100	1,142
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
Bonds:
(Catholic Healthcare West Proj.):
Series 2009 D, 5%, tender 7/1/14 (b)	$ 2,900	$ 3,097
Series 2009 F, 5%, tender 7/1/14 (b)	3,200	3,417
(Children's Hosp. of Orange County Proj.) Series 2012 A, 1.98%, tender 7/1/17 (b)	4,000	4,003
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	4,300	4,632
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	34,000	36,986
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 0.65%, tender 11/1/12 (b)(e)	9,900	9,900
(Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (b)(e)	2,300	2,356
California Pub. Works Board Lease Rev.:
(Dept. of Corrections & Rehab. Proj.) Series 2011 C, 5% 10/1/18	1,750	2,082
(Univ. Proj.) Series 2011 B:
5% 10/1/18	2,740	3,283
5% 10/1/19	1,490	1,797
(Various Cap. Projects) Series 2011 A:
5% 10/1/18	6,475	7,704
5% 10/1/19	5,000	5,978
5% 10/1/20	2,525	3,045
(Various Cap. Projs.) Series 2012 A, 5% 4/1/21	1,000	1,194
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	4,100	4,929
Series 2009 J, 5% 11/1/17	2,300	2,695
Series 2010 A:
5% 3/1/16	2,000	2,250
5% 3/1/17	5,405	6,214
California State Univ. Rev. Series 2007 C, 5% 11/1/13 (FSA Insured)	1,335	1,403
California Statewide Cmntys. Dev. Auth. Rev.:
(State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	1,000	1,026
5% 6/15/13	16,650	17,198
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
Bonds:
Series 2002 C, 5%, tender 5/1/17 (b)	$ 4,000	$ 4,658
Series 2009 E2, 5%, tender 5/1/17 (b)	2,000	2,329
East Bay Muni. Util. District Wtr. Sys. Rev. Bonds Series 2011 A2, 0.53%, tender 7/1/14 (b)	56,000	56,035
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2003 B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100)	2,000	2,070
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100)	3,030	3,138
Irvine Reassessment District 12-1 Ltd. Oblig. 2% 9/2/13	1,000	1,013
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 A, 5% 7/1/13	4,155	4,303
Series 2009 B, 5% 7/1/17	12,905	15,477
Series 2013 A:
5% 7/1/18 (a)	9,750	11,556
5% 7/1/19 (a)	4,400	5,276
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/17	5,000	5,744
Los Angeles Gen. Oblig. Series 2011 B, 5% 9/1/18	20,960	25,585
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
4.625% 3/1/18	1,500	1,735
5% 3/1/19	2,935	3,482
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	10,740	11,122
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A:
5% 12/1/16	2,025	2,322
5% 12/1/17	9,790	11,385
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	12,240	13,715
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,469
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (b)	2,500	2,540
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A:
5% 7/1/13	1,020	1,054
5% 7/1/14	1,120	1,204
5% 7/1/15	2,170	2,422
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Northern California Pwr. Agcy. Rev.: - continued
(Hydroelectric #1 Proj.) Series 2010 A:
4% 7/1/15	$ 2,000	$ 2,178
5% 7/1/18	2,000	2,412
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (a)(e)	2,500	2,957
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	7,115	6,855
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A:
4% 6/1/17	1,750	1,940
5% 6/1/17	3,700	4,266
5% 6/1/18	6,470	7,557
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	4,000	4,941
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,890	3,087
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	6,028
5% 8/1/18	8,000	9,064
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	1,115
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/13	5,415	5,573
5% 5/15/15	1,845	2,056
Series 2009 B, 5% 5/15/14	7,000	7,523
		510,422
Colorado - 0.2%
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.) Series 2006 F:
5% 11/15/12	380	382
5% 11/15/12 (Escrowed to Maturity)	845	850
Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (b)	4,200	4,610
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	594
		6,436
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Connecticut - 1.9%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (b)(e)	$ 4,300	$ 4,327
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	10,500	11,563
Series 2012 C, 5% 6/1/21	23,420	29,426
Series 2012 D, 0% 9/15/15 (a)(b)	6,000	5,998
Connecticut Health & Ed. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (b)	2,700	2,737
Series D, 4% 7/1/14	1,000	1,051
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13	4,300	4,524
Series 2009 1:
5% 2/1/14	2,500	2,654
5% 2/1/15	11,995	13,251
Series 2011 A, 5% 12/1/18	5,575	6,852
		82,383
District Of Columbia - 0.5%
District of Columbia Gen. Oblig. Series 2007 B, 5% 6/1/16 (AMBAC Insured)	3,555	4,088
District of Columbia Income Tax Rev. Series 2009 C, 5% 12/1/13	5,500	5,799
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	1,500	1,630
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (b)	8,500	9,670
		21,187
Florida - 8.4%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2010 B:
5% 12/1/14	4,000	4,249
5% 12/1/15	4,395	4,781
Broward County Arpt. Sys. Rev.:
Series 2012 P1, 3% 10/1/13 (e)	4,000	4,101
Series 2012 Q1, 5% 10/1/21	1,000	1,212
Broward County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	6,049
Series 2012 A:
5% 7/1/19	7,000	8,232
5% 7/1/20	15,070	17,719
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/15 (FSA Insured)	$ 14,000	$ 15,374
Series 2010 A3, 1.93% 6/1/13 (b)	47,300	47,591
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,483
Clearwater Wtr. and Swr. Rev.:
Series 2009 B, 5% 12/1/14	2,000	2,172
Series 2011:
4% 12/1/16	1,265	1,411
5% 12/1/17	1,685	1,977
5% 12/1/18	685	822
5% 12/1/19	1,820	2,199
5% 12/1/20	1,000	1,212
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011:
5% 10/1/14	1,355	1,451
5% 10/1/16	1,530	1,720
5% 10/1/17	1,455	1,662
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	4,265	4,494
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (b)	1,900	1,909
Florida Board of Ed. Series 2005 B, 5% 1/1/18	21,080	23,322
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	8,600	10,581
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 C, 5% 6/1/20	3,625	4,514
Series 2009 D, 5.5% 6/1/16	7,910	9,308
Florida Dept. of Envir. Protection Rev. Series 2012 A, 5% 7/1/19	15,800	19,187
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2005 B, 6.375% 7/1/13	8,020	8,389
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2010 A, 5% 7/1/15	20,000	22,247
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.) Series 2012 A, 5% 10/1/18	2,850	3,438
Gainesville Utils. Sys. Rev. Series 2012 A, 5% 10/1/21	2,110	2,623
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2011 C:
5% 10/1/19	1,705	2,072
5% 10/1/20	1,000	1,222
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2009 E, 5% 11/15/15	$ 2,345	$ 2,621
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 A, 6.1%, tender 11/14/13 (b)	1,000	1,057
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.) Series 2007 B, 5.15%, tender 9/1/13 (b)	1,750	1,820
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,110
5% 9/1/17	1,000	1,173
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B, 5% 10/1/12	7,350	7,350
JEA Wtr. & Swr. Sys. Rev. Series 2010 D, 5% 10/1/21	1,945	2,380
Kissimmee Util. Auth. Elec. Sys. Rev.:
Series 2003:
5.25% 10/1/14	775	838
5.25% 10/1/15	3,525	3,937
Series 2011, 2% 10/1/12	2,195	2,195
Lakeland Hosp. Sys. Rev. Series 2011, 3% 11/15/12	1,000	1,002
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,122
5% 11/15/22	485	542
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B:
5% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,790	5,039
5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,875	4,185
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/19	1,250	1,515
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	4,000	4,366
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 4.625% 10/1/12	1,110	1,110
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009:
5% 10/1/15	2,210	2,445
5% 10/1/16	1,000	1,127
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101)	2,500	2,541
(Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A:
5% 11/1/13 (FSA Insured)	1,000	1,031
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth. Rev.: - continued
(Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A:
5% 11/1/15 (FSA Insured)	$ 1,825	$ 2,019
Orlando & Orange County Expressway Auth. Rev. Series 2010 B, 5% 7/1/15 (FSA Insured)	1,430	1,566
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 C, 5% 10/1/17	1,500	1,787
Series 2010 C, 5% 10/1/17	1,895	2,257
Series 2011 B:
5% 10/1/18	2,250	2,753
5% 10/1/19	2,325	2,872
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
Series 2011:
5% 10/1/17 (e)	4,465	5,026
5% 10/1/19 (e)	2,025	2,303
5% 10/1/18 (e)	2,745	3,118
Polk County School District Sales Tax Rev. Series 2007, 5% 10/1/12 (FSA Insured)	6,080	6,080
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/13	3,435	3,552
5% 7/1/14	2,000	2,154
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2011 B, 5% 10/1/18	4,700	5,754
Series 2011, 5% 10/1/19	5,590	6,918
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	2,500	2,886
5% 11/15/17	1,500	1,771
Tampa Solid Waste Sys. Rev. Series 2010:
4% 10/1/14 (FSA Insured) (e)	3,000	3,183
5% 10/1/15 (FSA Insured) (e)	2,920	3,261
5% 10/1/16 (FSA Insured) (e)	6,000	6,874
5% 10/1/17 (FSA Insured) (e)	5,000	5,842
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/20	1,800	2,142
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,321
		371,668
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - 3.3%
Appling County Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Hatch Proj.) Series 2011 A, 2.5%, tender 3/1/13 (b)	$ 5,000	$ 5,037
Atlanta Arpt. Rev. Series 2011 B, 5% 1/1/13 (e)	1,000	1,011
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (b)	8,000	8,171
Fourth Series 1995:
1.2%, tender 4/1/14 (b)	3,450	3,472
1.2%, tender 4/1/14 (b)	4,800	4,831
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2011 A, 2.5%, tender 3/1/13 (b)	3,500	3,526
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/12	1,555	1,560
5% 11/1/13	7,550	7,910
5% 11/1/14	7,490	8,050
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/19	4,000	4,866
5% 1/1/20	4,000	4,914
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series R, 5% 10/1/21	5,000	6,064
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series 2000 A, 0.43%, tender 9/1/14 (b)	13,800	13,797
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 0.8%, tender 7/1/14 (b)	17,900	17,922
(Oglethorpe Pwr. Corp. Scherer Proj.) Series 2011 A, 2.5%, tender 3/1/13 (b)	11,500	11,585
Muni. Elec. Auth. of Georgia:
(Combined Cycle Proj.) Series A, 5% 11/1/18	2,000	2,418
(Proj. One):
Series 2008 A:
5% 1/1/13	2,000	2,022
5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	9,339
Series 2008 D:
5.75% 1/1/19	14,890	18,277
5.75% 1/1/20	3,555	4,353
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A, 5% 10/1/12	1,000	1,000
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/14	$ 1,305	$ 1,367
5% 1/1/15	1,040	1,121
5% 1/1/16	2,415	2,653
5% 1/1/18	1,530	1,728
		146,994
Hawaii - 0.7%
Hawaii Arpts. Sys. Rev.:
Series 2010 B, 5% 7/1/15 (e)	3,900	4,317
Series 2011, 5% 7/1/19 (e)	4,000	4,742
Hawaii Gen. Oblig.:
Series DR:
5% 6/1/16	7,645	8,864
5% 6/1/16 (Escrowed to Maturity)	2,895	3,367
Series DY:
5% 2/1/15	3,500	3,873
5% 2/1/16	4,000	4,583
		29,746
Illinois - 8.0%
Chicago Board of Ed. Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,841
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,799
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999:
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	6,634
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,673
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,805	8,370
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,755	11,952
Series 2012 B:
5.125% 1/1/15 (AMBAC Insured)	3,000	3,250
5.125% 1/1/15 (Pre-Refunded to 1/1/14 @ 100)	995	1,054
Series A, 5% 1/1/17 (FSA Insured)	3,465	3,905
Series B, 5% 1/1/17 (FSA Insured)	5,115	5,681
Chicago Midway Arpt. Rev. Bonds Series 2010 B, 5%, tender 1/1/15 (b)	5,000	5,397
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A, 5% 1/1/13 (FSA Insured)	$ 4,000	$ 4,045
Series 2010 D, 5.25% 1/1/17 (e)	1,000	1,149
Series 2010 E:
5% 1/1/15 (e)	4,000	4,347
5% 1/1/16 (e)	1,500	1,674
Series 2011 B, 5% 1/1/18	6,500	7,632
Series 2012 A:
5% 1/1/14 (e)	3,500	3,681
5% 1/1/14 (e)	2,000	2,108
5% 1/1/21	1,400	1,675
Series 2012 B, 5% 1/1/21 (e)	4,605	5,353
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	1,953
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A, 5% 6/1/13	3,765	3,872
5% 6/1/19 (Assured Guaranty Corp. Insured)	2,085	2,335
5% 6/1/19 (Assured Guaranty Corp. Insured) (Pre-Refunded to 12/1/16 @ 100)	415	491
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,932
Illinois Fin. Auth. Gas Supply Rev. Bonds (The Peoples Gas Lt. and Coke Co. Proj.):
Series 2010 B, 2.625%, tender 8/1/15 (b)	9,500	9,779
Series 2010, 2.125%, tender 7/1/14 (b)	11,500	11,723
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,429
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 D, 5% 4/1/15	550	607
(Northwest Cmnty. Hosp. Proj.) Series 2008 A:
5% 7/1/13	415	427
5% 7/1/15	1,000	1,099
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/16	2,060	2,286
5% 5/15/17	3,520	3,965
(Provena Health Proj.) Series 2010 A:
5% 5/1/13	2,000	2,050
5% 5/1/14	2,000	2,125
5.75% 5/1/19	2,650	3,176
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,075	$ 3,369
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,898
Bonds (Advocate Health Care Proj.) Series 2008 C B3, 4.375%, tender 7/1/14 (b)	4,000	4,247
Series 2012 A, 5% 5/15/23	1,300	1,497
Illinois Gen. Oblig.:
Series 2002:
5% 10/1/16	3,515	3,515
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,677
Series 2003 A, 5.25% 10/1/13 (FSA Insured)	3,755	3,939
Series 2004 B, 5% 3/1/14	15,500	16,384
Series 2004, 5% 11/1/16	11,000	12,545
Series 2005:
5% 4/1/13 (AMBAC Insured)	5,000	5,110
5% 4/1/17 (AMBAC Insured)	8,050	8,800
Series 2007 A, 5.5% 6/1/15	1,000	1,115
Series 2007 B, 5% 1/1/17	9,835	11,189
Series 2009 A, 3.5% 9/1/13 (Escrowed to Maturity)	3,000	3,089
Series 2010:
4% 1/1/13	3,695	3,726
5% 1/1/15 (FSA Insured)	20,000	21,738
Series 2012:
2% 2/1/13	9,500	9,546
3% 8/1/13	4,800	4,897
3% 9/1/13	2,000	2,037
4% 3/1/14	5,000	5,215
5% 3/1/13	5,000	5,092
5% 3/1/19	5,500	6,402
5% 8/1/22	5,700	6,585
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,465
5% 5/15/16 (FSA Insured)	2,325	2,615
Series 2003 A, 5% 5/15/17 (FSA Insured)	2,150	2,479
Illinois Sales Tax Rev.:
Series 2009 B:
4.5% 6/15/16	5,000	5,650
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Sales Tax Rev.: - continued
Series 2009 B:
4.5% 6/15/17	$ 6,075	$ 6,997
Series 2010, 5% 6/15/15	8,800	9,805
Series 2011, 4% 6/15/13	2,600	2,667
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A:
1.5% 6/15/21	5,500	5,523
4% 6/15/20	1,000	1,057
5% 6/15/20	6,000	6,583
Kane County Forest Preserve District Series 2012, 4% 12/15/14 (a)	3,200	3,446
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	580	567
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,424
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	2,671
Series A, 0% 6/15/14 (Escrowed to Maturity)	8,625	8,540
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700	676
Univ. of Illinois Rev. 0% 4/1/14	2,350	2,312
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	1,025	1,010
0% 11/1/14 (FSA Insured)	875	853
0% 11/1/16 (Escrowed to Maturity)	740	713
0% 11/1/16 (FSA Insured)	2,235	2,088
		353,222
Indiana - 1.7%
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5% 11/1/13	3,000	3,141
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.) Series 2009 A:
5% 5/1/14	3,500	3,711
5% 5/1/15	6,420	7,012
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/14	1,250	1,366
5% 12/1/15	2,135	2,411
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.: - continued
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	$ 8,025	$ 8,943
(Wabash Valley Correctional Facility Proj.) Series 2009 A, 5% 7/1/14	2,500	2,679
Series 2010 A, 5% 2/1/17	2,800	3,312
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	4,000	4,469
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.):
Series 2001 A1, 1.5%, tender 8/1/14 (b)	3,400	3,457
Series 2001 A2, 1.6%, tender 2/1/17 (b)	2,200	2,216
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/19	1,470	1,750
5% 1/1/20	1,250	1,497
Indiana St Fin. Auth. Wastewtr. (CWA Auth. Proj.) Series 2012 A:
5% 10/1/20	825	1,021
5% 10/1/22	1,600	1,990
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	515	569
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/16	5,000	5,664
5% 10/1/17	5,000	5,797
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 B, 5.2% 6/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,083
Purdue Univ. Rev.:
(Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	579
5% 7/1/15	315	355
5% 7/1/16	500	584
Series Z-1:
5% 7/1/16	1,215	1,419
5% 7/1/17	1,000	1,205
5% 7/1/18	1,500	1,851
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	1,985	2,141
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Univ. of Southern Indiana Rev. Series J: - continued
5% 10/1/15 (Assured Guaranty Corp. Insured)	$ 1,000	$ 1,114
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,336
		74,672
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,908
Kansas - 0.6%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/14	575	622
5% 11/15/15	625	698
5% 11/15/16	875	1,005
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L, 5.25% 11/15/12	680	683
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 X, 5% 11/15/14	2,000	2,145
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/14	2,405	2,579
5% 11/15/15	6,245	6,868
5% 11/15/16	5,410	6,101
Series 2011 IV A:
5% 11/15/18	2,250	2,621
5% 11/15/20	2,745	3,187
		26,509
Kentucky - 0.7%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B:
4% 2/1/14	750	778
4% 2/1/15	1,495	1,585
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/13 (FSA Insured)	2,170	2,195
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,411
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 4% 2/1/13	500	505
Kentucky State Property & Buildings Commission Rev. (#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,952
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.):
Series 2003 A, 1.65%, tender 4/3/17 (b)	$ 6,000	$ 6,042
Series 2005 A, 5.75%, tender 12/2/13 (b)	6,000	6,345
Series 2007 B, 1.6%, tender 6/1/17 (b)	8,000	8,047
		32,860
Louisiana - 0.3%
Louisiana Pub. Facilities Auth. Rev.:
(Christus Health Proj.) Series 2009 A:
5% 7/1/13	3,500	3,604
5% 7/1/16	2,000	2,243
(Entergy Gulf States Louisiana LLC Proj.) Series 2010 B, 2.875% 11/1/15	3,000	3,106
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	2,800	3,314
Reg'l. Transit Auth. Louisiana Sales Tax Rev. 4% 12/1/16 (FSA Insured)	1,000	1,109
		13,376
Maryland - 1.4%
Maryland Gen. Oblig. Second Series B, 5.25% 8/15/16	16,100	19,039
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F:
5% 7/1/13	2,400	2,469
5% 7/1/14	3,500	3,709
Bonds:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (b)	2,225	2,475
Series 2012 D, 0.984%, tender 11/15/17 (b)	14,000	14,012
Montgomery County Gen. Oblig.:
(Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	1,725	1,914
Series 2011 A, 5% 7/1/20	16,000	19,916
		63,534
Massachusetts - 1.8%
Braintree Gen. Oblig. Series 2009:
5% 5/15/14	1,000	1,074
5% 5/15/16	4,400	5,112
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2006 B, 5.25% 7/1/18	2,300	2,855
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/15	$ 12,400	$ 13,478
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1:
4% 7/1/15	1,500	1,636
4% 7/1/16	1,000	1,122
5% 7/1/13	1,000	1,035
Series Q2:
4% 7/1/15	1,170	1,276
4% 7/1/16	1,000	1,122
5% 7/1/13	1,100	1,139
5% 7/1/14	1,080	1,167
5% 7/1/17	1,370	1,631
(Tufts Med. Ctr. Proj.) Series I:
5% 1/1/14	1,550	1,622
5% 1/1/16	1,300	1,431
Massachusetts Gen. Oblig.:
Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100)	8,100	8,130
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100)	2,495	2,505
Series 2004 B, 5.25% 8/1/20	12,700	16,173
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (b)	7,000	7,190
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A:
5% 12/15/12 (FSA Insured)	3,300	3,332
5% 12/15/13 (FSA Insured)	4,325	4,569
Medford Gen. Oblig. Series 2011 B, 4% 3/1/19	3,570	4,128
		81,727
Michigan - 2.3%
Big Rapids Pub. School District:
5% 5/1/13 (Assured Guaranty Corp. Insured)	1,195	1,227
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,190	1,270
Chelsea School District 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,796
Detroit School District Series 2012 A:
5% 5/1/19	2,000	2,347
5% 5/1/20	2,000	2,355
5% 5/1/21	1,810	2,142
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit Swr. Disp. Rev. Series 2006 D, 0.909% 7/1/32 (b)	$ 4,070	$ 3,152
Grand Rapids Cmnty. College 5% 5/1/13 (FSA Insured)	1,305	1,340
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,509
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2003 A, 5.25% 5/15/14 (FSA Insured)	2,000	2,140
Kalamazoo Pub. Schools 5% 5/1/13 (Assured Guaranty Corp. Insured)	2,940	3,019
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	1,250	1,467
5% 11/15/19	1,000	1,177
Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (b)	2,200	2,306
Michigan Gen. Oblig. (Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	675	678
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.25% 5/15/14	4,160	4,454
Bonds (Ascension Health Cr. Group Proj.) Series 1999 B3, 2%, tender 8/1/14 (b)	11,000	11,275
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010:
5% 10/1/14	6,045	6,601
5% 10/1/15	1,750	1,997
5% 10/1/15	3,250	3,704
(Local Govt. Ln. Prog.) Series 2009 C:
5% 5/1/13	1,645	1,687
5% 5/1/14	2,140	2,283
5% 5/1/15	1,845	2,023
5% 5/1/16	1,865	2,105
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15	2,070	2,226
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2012 A, 5% 12/1/14 (e)	1,500	1,632
Series 2010 A, 5% 12/1/18 (e)	1,400	1,605
Series 2011 A, 5% 12/1/19 (e)	22,700	25,919
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,544
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	$ 2,135	$ 2,329
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,699
		103,008
Minnesota - 0.3%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (e)	1,000	1,011
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/14 (Assured Guaranty Corp. Insured)	2,225	2,394
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/15 (Assured Guaranty Corp. Insured)	1,335	1,459
5% 2/15/16 (Assured Guaranty Corp. Insured)	565	636
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	1,000	1,100
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,138
Tobacco Securitization Auth. Series 2011 B, 5% 3/1/19	5,900	6,791
		14,529
Mississippi - 0.2%
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.71% 9/1/17 (b)	3,700	3,705
Mississippi Hsg. Fin. Corp. Single Family Mtg. Rev. Series 1983, 0% 6/1/15 (Escrowed to Maturity)	4,000	3,937
		7,642
Nebraska - 0.2%
Nebraska Pub. Pwr. District Rev. Series C:
4% 1/1/15	2,360	2,541
4% 1/1/16	2,195	2,428
Univ. of Nebraska Facilities Corp. Lease Rental Rev. (UNMC Health Professions Futures Proj.) Series 2009, 5% 8/15/13	4,000	4,164
		9,133
Nevada - 1.4%
Clark County Arpt. Rev.: Series 2008 E:
5% 7/1/14	2,905	3,103
5% 7/1/15	3,500	3,876
Clark County Fuel Tax Series 2008, 5% 6/1/13 (Escrowed to Maturity)	5,815	5,998
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County School District:
Series 1998, 5.5% 6/15/13 (FSA Insured)	$ 5,000	$ 5,179
Series 2005 A, 5% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	21,215	23,798
Nevada Dept. of Bus. & Industry (Waste Mgmt., Inc. Proj.) Series 2001, 2.75% 10/1/14 (e)	3,000	3,106
Nevada Gen. Oblig.:
Series 2010 C, 5% 6/1/19	12,140	14,798
Series 2012 B, 5% 8/1/20	2,230	2,734
		62,592
New Hampshire - 0.2%
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2011, 3% 10/1/12	1,050	1,050
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/17 (a)	3,000	3,468
5% 2/1/18 (a)	2,500	2,948
		7,466
New Jersey - 2.9%
New Jersey Ctfs. of Prtn.:
Series 2008 A, 5% 6/15/15	750	826
Series 2009 A:
5% 6/15/15	11,285	12,433
5% 6/15/16	6,500	7,341
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Bonds Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (b)	7,000	7,530
Series 2001 A, 5.5% 6/15/13 (Escrowed to Maturity)	1,090	1,130
Series 2005 K, 5.25% 12/15/14 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,790	1,960
Series 2005 O, 5% 3/1/20 (Pre-Refunded to 3/1/15 @ 100)	6,350	7,053
Series 2008 W, 5% 3/1/15	10,400	11,444
Series 2009 BB, 5% 9/1/15	3,390	3,794
Series 2011 EE, 5% 9/1/20	5,000	6,092
Series 2012 G, 0% 2/1/15 (a)(b)	7,800	7,798
Series 2012 II, 5% 3/1/21	6,800	8,290
Series 2012:
5% 6/15/13	2,000	2,062
5% 6/15/18	10,600	12,066
New Jersey Gen. Oblig. Series O, 5.25% 8/1/22	3,930	5,032
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2010 1A, 5% 12/1/15	$ 4,500	$ 4,987
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2012 A, 0.93%, tender 12/22/14 (b)	15,400	15,456
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	3,315	3,691
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,941
Series 2003 B. 5.25% 12/15/19	3,000	3,698
		128,624
New Mexico - 1.1%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	22,100	22,913
New Mexico Edl. Assistance Foundation:
Series 2009 B, 4% 9/1/16	7,000	7,699
Series 2010 A1:
4% 12/1/15	3,700	4,019
4% 12/1/16	6,750	7,466
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	5,280
		47,377
New York - 11.4%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/12	1,000	1,006
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured) (FSA Insured)	1,100	1,278
5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	640	746
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2003 B, 5.25% 6/1/14	2,000	2,156
Series 2010 A, 5% 5/1/15	5,000	5,532
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	6,032
New York City Gen. Oblig.:
Series 2005 F1, 5% 9/1/15	3,560	4,025
Series 2009 C:
5% 8/1/13	6,445	6,700
5% 8/1/13 (Escrowed to Maturity)	555	577
Series B, 5% 8/1/14	10,000	10,837
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series G, 5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 50	$ 50
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/20	3,000	3,743
Series 2010 B:
5% 11/1/17	30,000	36,341
5% 11/1/20	5,950	7,352
Series 2010 D:
5% 11/1/15	7,410	8,425
5% 11/1/15 (Escrowed to Maturity)	890	1,015
5% 11/1/17	10,115	12,253
Series 2012 A:
5% 11/1/17	7,000	8,479
5% 11/1/20	4,500	5,682
Series E, 4% 11/1/12	6,790	6,810
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/20	4,000	4,910
Series 2012 A, 4% 5/15/20	8,000	9,223
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A:
5% 3/15/13	3,545	3,622
5% 3/15/14	3,745	3,999
5% 3/15/15	4,000	4,444
Series 2009 D:
5% 6/15/14	9,890	10,679
5% 6/15/15	16,075	18,036
5% 6/15/16	9,330	10,841
Series 2010 A, 5% 2/15/14 (Escrowed to Maturity)	10	11
Series 2012 A, 5% 12/15/20	8,500	10,757
Series A:
5% 2/15/14	9,840	10,470
5% 2/15/15	8,775	9,716
5% 2/15/15 (Escrowed to Maturity)	5	6
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A:
5.75% 7/1/13	955	993
5.75% 7/1/13 (AMBAC Insured)	270	281
(Mental Health Svcs. Facilities Proj.):
Series 2008 D:
5% 2/15/14	7,295	7,739
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Mental Health Svcs. Facilities Proj.):
Series 2008 D:
5% 8/15/14	$ 7,755	$ 8,396
Series 2009 A1, 5% 2/15/15	9,000	9,913
(New York Univ. Hosp. Ctr. Proj.) Series 2011 A, 5% 7/1/18	3,240	3,813
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	3,700	3,952
Series 2008 B, 5% 7/1/15	30,000	33,657
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	7,000	8,454
Series 2009 A:
5% 7/1/15	12,850	14,368
5% 7/1/16	8,390	9,660
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	12,400	15,149
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B:
5% 11/15/14	1,350	1,481
5% 11/15/15	2,325	2,639
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2008 B2, 5%, tender 11/15/12 (b)	7,300	7,338
Series 2003 B:
5.25% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,040	1,095
5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	6,424
Series 2010 B2, 4% 11/15/14	2,830	3,038
Series 2012 D, 5% 11/15/18	2,515	3,042
Series 2012 E:
4% 11/15/19	4,000	4,608
5% 11/15/18	2,250	2,722
5% 11/15/21	2,435	2,982
Series 2012 F, 5% 11/15/19	5,000	6,094
New York State Dorm. Auth. Lease Rev. Bonds Series 2003 B, 5.25%, tender 7/1/13 (b)	3,000	3,108
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (b)(e)	26,400	26,420
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A, 5% 4/1/13	2,600	2,661
Series 2010 A, 5% 4/1/17	1,000	1,180
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund: - continued
Series 2011 A1:
5% 4/1/17	$ 1,500	$ 1,770
5% 4/1/18	3,500	4,224
New York Urban Dev. Corp. Rev.:
Series 2009 C:
5% 12/15/15	6,500	7,425
5% 12/15/16	17,000	20,043
Series 2011 A, 5% 3/15/21	18,425	23,175
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Bonds Series 2001 C, 5.625%, tender 11/15/14 (b)(e)	2,450	2,456
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/16	20,000	22,923
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	6,470	7,121
		506,097
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,200	1,204
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	4,100	4,303
		5,507
Non State Specific - 0.0%
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/14	1,000	1,073
North Carolina - 1.5%
Dare County Ctfs. of Prtn. Series 2012 B:
4% 6/1/17	1,000	1,133
4% 6/1/18	1,280	1,478
4% 6/1/20	1,000	1,164
5% 6/1/19	1,305	1,597
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,751
5% 3/1/18	1,500	1,829
Nash Health Care Sys. Health Care Facilities Rev. Series 2003:
5% 11/1/13 (FSA Insured)	1,500	1,566
5% 11/1/15 (FSA Insured)	1,600	1,744
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2008 A, 5% 1/1/13	$ 2,200	$ 2,224
Series 2010 A:
5% 1/1/15	4,000	4,377
5% 1/1/16	6,035	6,837
Series 2012 D, 5% 1/1/14 (a)	3,000	3,158
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/15	1,250	1,385
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/15	1,500	1,672
5% 6/1/16	1,000	1,150
5% 6/1/17	3,220	3,797
5% 6/1/18	3,820	4,582
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 1998 A, 5.5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,675	4,063
Series 2008 A, 5.25% 1/1/20	2,000	2,350
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.6044%, tender 12/1/15 (b)	11,500	11,535
		64,392
North Dakota - 0.1%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	2,017
Ohio - 2.5%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,035	3,270
5% 6/1/17	3,500	3,794
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,555	4,372
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	1,000	1,130
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010:
5% 6/1/15 (FSA Insured)	760	826
5% 6/1/16 (FSA Insured)	1,105	1,236
5% 6/1/17 (FSA Insured)	1,160	1,322
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Air Quality Dev. Auth. Rev.: Bonds:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (b)(e)	$ 9,000	$ 9,050
(Ohio Pwr. Co. Proj.) Series 2010 A, 3.25%, tender 6/2/14 (b)	5,500	5,690
Series 2009 C, 5.625% 6/1/18	1,395	1,617
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	5,955	6,495
5% 10/1/15	6,505	7,330
Series 2010 C:
4% 10/1/15	3,200	3,511
5% 10/1/16	1,250	1,455
(Adult Correctional Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	2,055	2,241
5% 10/1/15	4,535	5,110
Series 2010 A, 5% 10/1/15	1,185	1,335
Ohio Gen. Oblig.:
(Common Schools Proj.) Series 2010 A, 5% 9/15/17	2,600	3,132
(Higher Ed. Proj.):
Series 2005 C, 5% 8/1/13	4,495	4,673
Series 2010 A, 5% 8/1/17	3,290	3,948
Series 2011 A, 5% 8/1/17	3,070	3,684
Series 2012 C, 5% 9/15/21	4,350	5,471
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,196
(Univ. Hosp. Health Sys. Proj.) Series 2010 A:
5% 1/15/15	500	542
5% 1/15/17	1,000	1,135
Ohio State Univ. Gen. Receipts Series 2010 A, 5% 12/1/16	5,000	5,878
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(First Energy Nuclear Generation Corp. Proj.) Series 2005 B, 3.375%, tender 7/1/15 (b)	5,000	5,177
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	10,225	11,540
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/12	$ 1,950	$ 1,962
5% 12/1/13	875	914
5% 12/1/14	2,275	2,455
		112,491
Oklahoma - 0.3%
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	2,700	2,879
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	1,660	1,788
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	6,444
		11,111
Oregon - 0.3%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (b)	2,500	2,663
Gilliam County Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2000 A, 3.5%, tender 5/1/13 (b)(e)	5,300	5,383
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A:
5% 3/15/13	1,000	1,020
5% 3/15/14	595	629
5% 3/15/15	2,500	2,738
5% 3/15/16	1,750	1,974
		14,407
Pennsylvania - 3.6%
Allegheny County Arpt. Auth. Rev. Series A:
5% 1/1/14 (FSA Insured) (e)	1,350	1,399
5% 1/1/15 (FSA Insured) (e)	1,000	1,075
5% 1/1/16 (FSA Insured) (e)	1,000	1,102
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series 2008 B, 5% 6/15/14	1,385	1,490
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4% 8/15/15	1,385	1,511
5% 8/15/14	1,955	2,118
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (b)	$ 2,000	$ 2,071
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5% 7/1/16	1,000	1,111
5% 7/1/17	1,255	1,407
Montgomery County Indl. Dev. Series 2012 A, 3% 10/1/13	1,650	1,692
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,553
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/18	2,455	2,860
5% 3/1/19	2,310	2,710
5% 3/1/20	2,140	2,522
Pennsylvania Gen. Oblig. Series 2011, 5% 7/1/21	1,900	2,404
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	10,600	11,844
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 B, 5% 12/1/17	12,500	14,863
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.):
Eighth Series A, 5% 8/1/15	2,100	2,329
Seventh Series, 5% 10/1/12 (Escrowed to Maturity)	1,000	1,000
Philadelphia Gen. Oblig.:
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,828
5% 12/15/15 (FSA Insured)	5,000	5,593
5% 12/15/16 (FSA Insured)	7,275	8,359
Series 2011:
5.25% 8/1/17	6,165	7,110
5.25% 8/1/18	5,515	6,433
Philadelphia School District Series 2010 C, 5% 9/1/16	13,610	15,198
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A:
5% 6/15/15	15,000	16,675
5% 6/15/16	6,000	6,888
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2010:
5% 2/1/15 (FSA Insured)	4,580	4,950
5% 2/1/16 (FSA Insured)	5,620	6,239
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pittsburgh School District:
Series 2009 A, 3% 9/1/14 (Assured Guaranty Corp. Insured)	$ 1,640	$ 1,712
Series 2010 A:
4% 9/1/15 (FSA Insured)	1,450	1,574
5% 9/1/16 (FSA Insured)	1,685	1,930
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B:
5% 11/15/13	2,465	2,576
5% 11/15/14	4,690	5,073
5% 11/15/15	2,420	2,695
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/18	1,000	1,184
5% 6/1/19	200	239
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,462
		159,779
Puerto Rico - 0.4%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2012 A, 5% 7/1/21	6,000	6,299
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	1,000	1,007
Puerto Rico Infrastructure Fin. Bonds (Port Auth. Proj.) Series 2011 C, 2.75%, tender 6/15/13 (b)(e)	9,600	9,656
		16,962
Rhode Island - 0.3%
Rhode Island & Providence Plantations Series 2010 A, 5% 10/1/12	2,250	2,250
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	2,010	2,233
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,588
		12,071
South Carolina - 0.5%
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011:
3% 11/1/12	1,400	1,403
5% 11/1/19	1,190	1,411
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2012 B:
5% 12/1/17	$ 2,000	$ 2,404
5% 12/1/20	1,000	1,249
Series 2012 C:
5% 12/1/13 (a)	2,400	2,530
5% 12/1/17 (a)	10,535	12,661
		21,658
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Reg'l. Health Proj.) Series 2010:
5% 9/1/14	625	668
5% 9/1/15	680	743
5% 9/1/16	500	561
5% 9/1/17	490	560
Series 2011:
5% 9/1/17	1,100	1,258
5% 9/1/18	1,200	1,384
5% 9/1/19	1,255	1,449
		6,623
Tennessee - 0.3%
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5% 4/1/13	1,000	1,020
Memphis Elec. Sys. Rev. 5% 12/1/14	5,000	5,483
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (e)	1,730	1,931
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	1,815	2,039
5% 7/1/17	1,100	1,263
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,498
		15,234
Texas - 7.1%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,899
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 A, 6% 1/1/14	1,420	1,481
Series 2006 B, 6% 1/1/13	1,270	1,282
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Elec. Util. Sys. Rev.:
Series A, 5% 11/15/15	$ 1,000	$ 1,131
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,020
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,743
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,560
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	2,979
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,252
Corpus Christi Independent School District 4% 8/15/14	10,140	10,822
Dallas Fort Worth Int'l. Arpt. Rev. Series 2009 A:
5% 11/1/14	2,500	2,731
5% 11/1/15	5,000	5,571
Dallas Wtrwks. & Swr. Sys. Rev. Series 2011, 5% 10/1/18	1,600	1,978
Fort Worth Independent School District Series 2009, 5% 2/15/16	3,690	4,238
Frisco Gen. Oblig. Series 2004, 5.25% 2/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380	1,473
Grapevine Gen. Oblig.:
Series 2009 A, 5% 2/15/15	2,215	2,445
Series 2009, 5% 2/15/16	1,375	1,572
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A:
5% 11/15/12	1,000	1,005
5% 11/15/14	1,000	1,082
5% 11/15/16	500	575
Harris County Gen. Oblig.:
(Road Proj.) Series 2008 B:
5% 8/15/13	1,000	1,041
5% 8/15/14	1,075	1,166
Bonds Series 2012 B, 0.77%, tender 8/15/15 (b)	10,470	10,475
Series 2012 A, 0.61% 8/15/15 (b)	1,300	1,300
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/17 (e)	7,380	8,547
Series A:
5% 7/1/15	2,070	2,305
5% 7/1/16	1,080	1,237
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Gen. Oblig.:
Series 2004 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,855	$ 3,052
Series A, 5% 3/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,500	7,647
Houston Independent School District:
Bonds Series 2012:
1.5%, tender 6/1/13 (b)	8,745	8,807
2%, tender 6/1/14 (b)	5,850	5,982
Series 2005 A, 0% 2/15/16	4,500	4,391
Houston Util. Sys. Rev. Bonds Series 2012 C, 0.78%, tender 8/1/16 (b)	9,200	9,203
Humble Independent School District Series 2009, 4% 2/15/13	400	406
Keller Independent School District 5% 2/15/14	3,750	3,986
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,559
Leander Independent School District Series 2001, 6% 8/15/14 (Escrowed to Maturity)	1,850	2,047
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,399
Lone Star College Sys. Gen. Oblig. Series 2010 A, 5% 8/15/22	2,500	2,508
Lower Colorado River Auth. Rev.:
Series 2010, 5% 5/15/17	2,805	3,299
5% 5/15/15	2,120	2,360
5% 5/15/15 (Escrowed to Maturity)	5	6
5% 5/15/16	2,355	2,705
5% 5/15/16 (Escrowed to Maturity)	5	6
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	3,140	3,767
Lubbock Gen. Oblig. Series 2005, 5% 2/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,850	1,883
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B:
5% 7/1/17	2,800	3,244
5% 7/1/18	3,030	3,569
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	2,088
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A:
0.55%, tender 10/1/12 (b)	$ 5,300	$ 5,300
0.65%, tender 11/1/12 (b)(e)	15,100	15,100
North Texas Tollway Auth. Rev.:
Bonds Series 2008 H2, 5%, tender 1/1/13 (b)	5,000	5,059
Series 2010 B1, 3.2% 1/1/13	2,275	2,289
Northside Independent School District Bonds:
1%, tender 6/1/16 (b)	20,000	20,014
1.2%, tender 8/1/17 (b)	30,000	30,098
Sam Rayburn Muni. Pwr. Agcy. Series 2012:
5% 10/1/13	4,065	4,239
5% 10/1/20	1,000	1,179
San Antonio Wtr. Sys. Rev. Series 2012:
4% 5/15/19	1,500	1,767
5% 5/15/20	6,000	7,521
5% 5/15/21	5,000	6,326
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15	2,220	2,439
5% 2/15/15 (Escrowed to Maturity)	280	310
5% 2/15/16	2,000	2,267
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	5,795	6,703
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009, 5% 11/15/12	1,950	1,960
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	4,265	4,630
Texas Gen. Oblig. Series B, 0% 10/1/13	6,500	6,440
Texas Muni. Pwr. Agcy. Rev. Series 2010:
4% 9/1/14	1,000	1,056
5% 9/1/15	835	929
5% 9/1/16	750	858
Texas Pub. Fin. Auth. Rev. Series 2010 A, 5% 1/1/16	7,865	8,986
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,293
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2008, 5% 8/1/13	6,135	6,377
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/14	1,000	1,070
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Board of Regents Sys. Rev.:
Series 2003 B, 5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100)	$ 15,000	$ 15,606
Series 2010 B, 5% 8/15/21	1,800	2,287
		315,927
Utah - 0.2%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/12 (AMBAC Insured)	3,800	3,800
0% 10/1/13 (AMBAC Insured)	3,760	3,699
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/17	1,090	1,274
		8,773
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	2,225	2,415
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	5,000	5,411
Virginia - 0.4%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (b)(e)	5,900	5,975
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (b)	1,800	1,819
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (b)	8,000	8,473
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (b)	1,800	1,877
		18,144
Washington - 1.7%
Energy Northwest Elec. Rev.:
(#3 Proj.) Series 2009 A, 5% 7/1/14	4,000	4,322
Series 2012 A, 5% 7/1/19	30,000	37,254
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/20	1,375	1,663
5% 1/1/21	1,865	2,263
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Highline School District # 401 Series 2009:
5% 12/1/16	$ 6,350	$ 7,439
5% 12/1/17	2,950	3,513
Port of Seattle Passenger Facilities Charge Rev. Series 2010 B, 5% 12/1/16 (e)	2,500	2,878
Port of Seattle Rev.:
Series 2001 D, 5.75% 11/1/15 (Pre-Refunded to 11/1/12 @ 100) (e)	3,640	3,655
Series 2010 C:
5% 2/1/16 (e)	2,000	2,244
5% 2/1/17 (e)	2,500	2,873
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,360
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,942
Washington Health Care Facilities Auth. Rev. (MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/13	2,000	2,068
5% 8/15/14	2,000	2,136
		76,610
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds Series 2011 A, 2.25%, tender 9/1/16 (b)(e)	7,000	7,049
Wisconsin - 1.1%
Milwaukee County Arpt. Rev. Series 2010 B, 5% 12/1/15 (e)	1,720	1,919
Wisconsin Gen. Oblig.:
Series 2005 1, 5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,325	7,063
Series 2009 C, 4% 5/1/14	3,365	3,557
Series 2010 1:
5% 5/1/14	5,750	6,168
5% 5/1/15	8,005	8,940
5% 5/1/16	10,000	11,574
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010, 5% 7/1/16	1,175	1,301
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,709
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/13	875	889
(Thedacare, Inc. Proj.) Series 2010:
4% 12/15/13	1,035	1,071
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Thedacare, Inc. Proj.) Series 2010:
5% 12/15/15	$ 1,105	$ 1,231
5% 12/15/16	1,440	1,634
5% 12/15/17	1,540	1,787
Series 2012, 5% 10/1/21 (a)	1,400	1,692
		50,535
TOTAL MUNICIPAL BONDS (Cost $3,616,625)		3,777,910
Municipal Notes - 2.2%

California - 2.2%
California Cmnty. College Fin. Auth. Trans. TRAN Series 2012 C, 2.5% 6/28/13	5,200	5,249
California Gen. Oblig. RAN 2.5% 5/30/13	88,000	89,359
California School Cash Reserve Prog. Auth. TRAN Series 2012 X, 2.5% 1/31/13	4,000	4,017
TOTAL MUNICIPAL NOTES (Cost $98,521)		98,625
Money Market Funds - 7.3%
	Shares
Fidelity Municipal Cash Central Fund, 0.20% (c)(d) (Cost $322,620)	322,619,900	322,620
TOTAL INVESTMENT PORTFOLIO - 94.8% (Cost $4,037,766)		4,199,155
NET OTHER ASSETS (LIABILITIES) - 5.2%		230,232
NET ASSETS - 100%		$ 4,429,387
Security Type Abbreviations
RAN	-	REVENUE ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 424
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 3,876,525	$ -	$ 3,876,525	$ -
Money Market Funds	322,630	322,630	-	-
Total Investments in Securities:	$ 4,199,155	$ 322,630	$ 3,876,525	$ -
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $4,037,766,000. Net unrealized appreciation aggregated $161,389,000, of which $162,478,000 related to appreciated investment securities and $1,089,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2012